UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09347

Columbia Funds Master Investment Trust LLC
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts			02111
(Address of principal executive offices)			(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Columbia Management®

Semiannual Report

August 31, 2009

International/Global
Stock Funds

■  Columbia Global Value Fund

■  Columbia International Value Fund

■  Columbia Marsico Global Fund

■  Columbia Marsico International Opportunities Fund

■  Columbia Multi-Advisor International Equity Fund

NOT FDIC INSURED	May Lose Value

NOT BANK ISSUED	No Bank Guarantee

Table of Contents

Columbia Global Value Fund	1

Columbia International Value Fund	5

Columbia Marsico Global Fund	9

Columbia Marsico International Opportunities Fund	13

Columbia Multi-Advisor International Equity Fund	17

Investment Portfolios	21

Financial Statements	36

Columbia International Value Master Portfolio	81

Investment Portfolio	82

Financial Statements	85

Important Information About This Report	97

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

We are pleased to provide this shareholder report detailing your fund's performance, portfolio holdings and financial statements. We hope this information is helpful in monitoring your investments as we work through these challenging economic times. We recognize that you have entrusted us with your money and want you to know that our professional investment teams work to interpret the latest economic and market trends with the goal of optimizing portfolio construction for our clients.

The first half of 2009 was defined by extremes. The multiyear lows we witnessed in the early months gave way to a stunning rally for the U.S. financial markets in the spring. A global market rebound may be underway, thanks to the massive fiscal and aggressive monetary policies of governments around the world. As of the June 30 market close, the S&P 500® Index1 was trading at nearly 16.6 times its 2009 Wall Street consensus earnings estimates with a sharp increase of nearly 36% since March 9. More mixed economic news has yet to provide the all-clear signal for investors, although economic activity has started to firm up. We believe this challenging economic environment makes it even more important to work with professional money managers while continuing to invest for life events like retirement, college planning, home improvements and career changes.

Retirement income planning has become an increasingly significant focus in the lives of millions of Americans. Recent economic conditions make it even more important to manage short-term obligations such as mortgages, monthly bills and credit card debt while also taking the steps necessary to prepare for or maximize retirement benefits. Better nutrition and medical services can result in U.S. citizens living longer, healthier lives. This means the risk of outliving one's assets in retirement is very real without proper planning. Financial security and retirement planning is an ongoing process that requires active management of your savings, investments and risks. We encourage you to review your retirement plan regularly so you'll be better able to meet your retirement needs in the future.

We recognize that economic uncertainty creates great challenges for many investors. Our professional investment teams work diligently to help investors navigate through difficult markets. Thank you for your business and for the opportunity to work together towards your investment goals.

Sincerely,

J. Kevin Connaughton
President, Columbia Funds

On September 29, 2009, Bank of America Corporation entered into an agreement to sell a portion of the asset management business of Columbia Management Group, LLC. Please see Note 12 of the Notes to Financial Statements for additional information.

Past performance is no guarantee of future results.

1The Standard & Poor's (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization U.S. stocks. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Fund Profile – Columbia Global Value Fund

Summary

■  For the six-month period that ended August 31, 2009, the fund's Class A shares returned 49.23% without sales charge. The MSCI World Index1 returned 46.66% for the same period. The fund benefited from stock selection and an overweight in semiconductors & semiconductor equipment and communications equipment industries. By contrast, the fund's overweight in the diversified telecommunications service industry detracted from relative returns. Although the fund's pharmaceutical positions advanced, they were a drag on relative performance because the fund was overweight in the industry, which underperformed the overall benchmark.

■  Robust gains for the fund's holdings in the commercial banks, pharmaceuticals and diversified telecommunications services industries generally had the most positive impact on overall returns. Top contributors within these industries included Fifth Third Bancorp. (United States—commercial banks), AstraZeneca (United Kingdom—pharmaceuticals), and Telecom Italia (Italy—diversified telecommunications services) (1.7%, 2.3% and 3.8% of net assets, respectively). Advancing share prices for positions in the semiconductors & semiconductor equipment, communications equipment, diversified financial services and insurance industries also helped performance, including Micron Technology (United States—semiconductors & semiconductor equipment), Alcatel-Lucent (France—communications equipment), Bank of America (United States—diversified financial services) and Aegon (Netherlands—insurance) (1.9%, 2.7%, 1.8% and 2.3% of net assets, respectively). While most holdings made positive contributions to returns, declines for CIT Group (United States—diversified financial services), which was sold before the end of the period, and SUPERVALU (United States—food & staples retailing) (0.5% of net assets) weighed on performance.

■  Among countries, holdings based in the United States, the Netherlands and France tended to experience the most substantial gains during the period. Positions from these countries that posted gains included Unisys (United States—IT services), which was sold before the end of the period; STMicroelectronics (Netherlands—semiconductors & semiconductor equipment) and Carrefour (France—food & staples retailing) (2.2% and 1.2% of net assets, respectively). Holdings in the United Kingdom, Japan and Italy also made positive contributions. With most holdings advancing, no country made a negative contribution to absolute returns.

■  As of August 31, 2009, the United States and Japan were the most substantial country weights in the portfolio and the diversified telecommunication services industry was the most substantial industry overweight. Fund weights are the result of stock selection.

1The Morgan Stanley Capital International (MSCI) World Index tracks the performance of global stocks. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 08/31/09

+49.23%

Class A shares (without sales charge)

+46.66%

MSCI World Index

Morningstar Style BoxTM

The Morningstar Style BoxTM reveals a fund's investment strategy. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend or growth). Information shown is based on the most recent data provided by Morningstar.

Fund Profile (continued) – Columbia Global Value Fund

Portfolio Management

Columbia Management Advisors, LLC ("CMA") is an SEC-registered investment adviser and indirect, wholly owned subsidiary of Bank of America Corporation. CMA has retained Brandes Investment Partners, L.P. ("Brandes") to serve as an investment subadvisor. As the investment subadvisor, Brandes manages the fund on a day-to-day basis. Brandes is an SEC-registered investment adviser and unaffiliated with Bank of America Corporation.

The following are the seven voting members of Brandes' Large Cap Investment Committee who are jointly responsible for making day-to-day investment decisions for the Fund: Glenn Carlson, Brent Woods, Amelia Morris, Jim Brown, Keith Colestock, Brent Fredberg, and Jeffrey Germain. Chief Executive Officer (CEO) Glenn Carlson has been with Brandes since 1986, serving as Managing Partner from 1996-2002, co-CEO from 2002-2004, and CEO since 2004. Brent Woods has been with Brandes since 1995, serving as Managing Partner from 1998-2002, and Managing Director of Investments since 2002. Amelia Morris has been with Brandes since 1998, serving as a Senior Research Analyst from 1998-2004, and Director of Investments since 2004. Jim Brown has been with Brandes since 1996, serving as a Senior Research Analyst from 1996-2004, and Director of Investments since 2004. Keith Colestock has been with Brandes since 1995, serving as Senior Research Analyst from 2001-2004, and Director of Investments since 2004. Brent Fredberg has been with Brandes since 1999, serving as an Analyst from 1999-2003, and Senior Research Analyst since 2003. Jeffrey Germain has been with Brandes since 2001, serving as a Research Associate from 2001-2004, Senior Research Associate from 2004-2005, and Research Analyst since 2005.

The foregoing reflects the thoughts and opinions of Brandes Investment Partners® exclusively and is subject to change without notice.

Brandes Investment Partners® is a registered trademark of Brandes Investment Partners, L.P. in the United States and Canada.

Source for all statistical data: Columbia Management Advisors, LLC.

Source for all stock-specific commentary: Brandes

Portfolio holdings and characteristics are subject to change periodically and may not be representative of current holdings and characteristics. The outlook for the fund may differ from those presented for other Columbia Funds.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

International investing may involve certain risks, including currency fluctuations, risks associated with possible differences in financial accounting standards and other monetary and political risks. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, may also apply to some foreign investments.

Some of the countries in which the fund invests are considered emerging economies, which means there may be greater risks associated with investing there than in more developed countries. In addition, concentration of investments in a single region may result in greater volatility.

Performance Information – Columbia Global Value Fund

Performance of a $10,000 investment 04/16/01 – 08/31/09 ($)

Sales charge	without	with
Class A	12,313	11,605
Class B	11,573	11,573
Class C	11,570	11,570
Class Z	12,611	n/a

The table above shows the change in value of a hypothetical $10,000 investment in each share class of Columbia Global Value Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Average annual total return as of 08/31/09 (%)

Share class	A		B		C		Z
Inception	04/16/01		04/16/01		04/16/01		04/16/01
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	49.23	40.73	48.42	43.42	48.41	47.41	49.50
1-year	–19.24	–23.92	–19.85	–23.68	–19.86	–20.62	–18.95
5-year	0.19	–0.99	–0.55	–0.76	–0.56	–0.56	0.49
Life	2.52	1.79	1.76	1.76	1.76	1.76	2.81

Average annual total return as of 09/30/09 (%)

Share class	A		B		C		Z
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	41.67	33.61	41.35	36.35	41.34	40.34	41.76
1-year	–4.42	–9.98	–5.10	–9.64	–5.11	–6.02	–4.22
5-year	0.66	–0.53	–0.08	–0.30	–0.09	–0.09	0.92
Life	2.82	2.10	2.06	2.06	2.05	2.05	3.09

The "with sales charge" returns include the maximum initial sales charge of 5.75% for Class A shares and the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The tables do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	1.63
Class B	2.38
Class C	2.38
Class Z	1.38

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 08/31/09 ($)
Class A	5.86
Class B	5.65
Class C	5.65
Class Z	5.91

Distributions declared per share

03/01/09 – 08/31/09 ($)
Class A	0.27
Class B	0.22
Class C	0.22
Class Z	0.29

Understanding Your Expenses – Columbia Global Value Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■   For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■   For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

03/01/09 – 08/31/09

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,492.31	1,016.99	10.24	8.29	1.63
Class B	1,000.00	1,000.00	1,484.20	1,013.21	14.90	12.08	2.38
Class C	1,000.00	1,000.00	1,484.10	1,013.21	14.90	12.08	2.38
Class Z	1,000.00	1,000.00	1,494.99	1,018.25	8.68	7.02	1.38

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Fund Profile – Columbia International Value Fund

Summary

■  For the six-month period that ended August 31, 2009, the fund's Class A shares returned 47.13% without sales charge. The MSCI EAFE Value Index1 returned 63.93% for the same period. Prior to April 1, 2009, the fund's benchmark was the MSCI EAFE Index2. The fund changed its benchmark effective April 1, 2009 because the Advisor believes that the MSCI EAFE Value Index more closely aligns with the historical value bias of the fund and better conveys the fund's characteristics and risk profile compared to the prior benchmark. Overweights in the diversified telecommunication services industry as well as underweights in commercial banks and the regions of Australia and Spain weighed on performance. Stock selection in the food & staples retailing and commercial banks industries and also in holdings based in Sweden, the Netherlands and Japan further detracted from relative return.

■  Stock selection in the electric utilities and semiconductors & semiconductor equipment industries made a positive contribution to performance relative to the benchmark. We also did well to underweight the oil and gas industry, which was a weak performer during the period.

■  Amid a period of widespread gains in non-U.S. equity markets, advances for the fund's holdings in commercial banks, diversified telecommunication services and semiconductors & semiconductor equipment industries had the most substantial positive impact upon returns. Advances for positions in insurance, pharmaceuticals and chemicals also helped drive favorable results for the period. Within these industries, top contributors included Barclays (United Kingdom—commercial banks), Portugal Telecom (Portugal—diversified telecommunication services), and United Microelectronics (Taiwan—semiconductors & semiconductor equipment) (1.6%, 3.0% and 0.7% of net assets, respectively). Declining share prices among individual positions, such as J Sainsbury (United Kingdom—food & staples retailing) and ENI (Italy—oil, gas & consumable fuels) (0.8% and 1.7% of net assets, respectively), had a negative impact on performance. From a country perspective, advances for the fund's holdings based in Japan, the United Kingdom and France, such as ITV (United Kingdom—media), Rohm (Japan—semiconductors & semiconductor equipment) and Alcatel-Lucent (France—communications equipment) (1.1%, 2.0% and 1.8% of net assets, respectively), delivered notable gains. Positions within the Netherlands, Germany and Brazil also helped lift overall results. None of the fund's exposure to individual countries resulted in negative performance.

1The Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Value Index is a subset of the MSCI EAFE Index, and constituents of the index include securities from Europe, Australasia and the Far East. The index generally represents approximately 50% of the free float-adjusted market capitalization of the underlying MSCI EAFE Index, and consists of those securities classified by Morgan Stanley Capital International, Inc. (MSCI) as most representing the value style, such as higher book value-to-price ratios, higher forward earnings-to-price ratios, higher dividend yields and lower forecasted growth rates than securities representing the growth style.

2The Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index is a capitalization-weighted index that tracks the total return of common stocks in 21 developed-market countries within Europe, Australasia and the Far East.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 08/31/09

+47.13%

Class A shares (without sales charge)

+63.93%

MSCI EAFE Value Index

+53.47%

MSCI EAFE Index

Morningstar Style BoxTM

The Morningstar Style BoxTM reveals a fund's investment strategy. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend or growth). Information shown is based on the most recent data provided by Morningstar.

The fund is a feeder fund that invests all or substantially all of its assets in a master portfolio. Holdings information referenced in this section is that of the master portfolio.

Fund Profile (continued) – Columbia International Value Fund

Portfolio Management

Columbia Management Advisors, LLC ("CMA") is an SEC-registered investment adviser and indirect, wholly owned subsidiary of Bank of America Corporation. CMA has retained Brandes Investment Partners, L.P. ("Brandes") to serve as an investment subadvisor. As the investment subadvisor, Brandes manages the master portfolio on a day-to-day basis. Brandes is an SEC-registered investment adviser and unaffiliated with Bank of America Corporation.

The following are the seven voting members of Brandes' Large Cap Investment Committee who are jointly responsible for making day-to-day investment decisions for the Fund: Glenn Carlson, Brent Woods, Amelia Morris, Jim Brown, Keith Colestock, Brent Fredberg, and Jeffrey Germain. Chief Executive Officer (CEO) Glenn Carlson has been with Brandes since 1986, serving as Managing Partner from 1996-2002, co-CEO from 2002-2004, and CEO since 2004. Brent Woods has been with Brandes since 1995, serving as Managing Partner from 1998-2002, and Managing Director of Investments since 2002. Amelia Morris has been with Brandes since 1998, serving as a Senior Research Analyst from 1998-2004, and Director of Investments since 2004. Jim Brown has been with Brandes since 1996, serving as a Senior Research Analyst from 1996-2004, and Director of Investments since 2004. Keith Colestock has been with Brandes since 1995, serving as Senior Research Analyst from 2001-2004, and Director of Investments since 2004. Brent Fredberg has been with Brandes since 1999, serving as an Analyst from 1999-2003, and Senior Research Analyst since 2003. Jeffrey Germain has been with Brandes since 2001, serving as a Research Associate from 2001-2004, Senior Research Associate from 2004-2005, and Research Analyst since 2005.

The foregoing reflects the thoughts and opinions of Brandes Investment Partners® exclusively and is subject to change without notice.

Brandes Investment Partners® is a registered trademark of Brandes Investment Partners, L.P. in the United States and Canada.

Source for all statistical data: Columbia Management Advisors, LLC.

Source for all stock-specific commentary: Brandes

Portfolio holdings and characteristics are subject to change periodically and may not be representative of current holdings and characteristics. The outlook for the fund may differ from those presented for other Columbia Funds.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

International investing may involve certain risks, including currency fluctuations, risks associated with possible differences in financial accounting standards and other monetary and political risks. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, may also apply to some foreign investments.

Some of the countries in which the fund invests are considered emerging economies, which means there may be greater risks associated with investing there than in more developed countries. In addition, concentration of investments in a single region may result in greater volatility.

Performance Information – Columbia International Value Fund

Performance of a $10,000 investment 09/01/99 – 08/31/09 ($)

Sales charge	without	with
Class A	19,557	18,432
Class B	18,140	18,140
Class C	18,140	18,140
Class Z	20,063	n/a

The table above shows the change in value of a hypothetical $10,000 investment in each share class of Columbia International Value Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Average annual total return as of 08/31/09 (%)

Share class	A		B		C		Z
Inception	12/27/95		05/22/98		06/15/98		12/27/95
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	47.13	38.72	46.53	41.53	46.48	45.48	47.21
1-year	–9.99	–15.19	–10.67	–14.86	–10.68	–11.52	–9.76
5-year	6.58	5.33	5.78	5.56	5.78	5.78	6.84
10-year	6.94	6.31	6.14	6.14	6.14	6.14	7.21

Average annual total return as of 09/30/09 (%)

Share class	A		B		C		Z
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	43.59	35.32	43.01	38.01	42.99	41.99	43.65
1-year	3.01	–2.91	2.27	–2.53	2.20	1.24	3.28
5-year	6.67	5.41	5.88	5.66	5.87	5.87	6.94
10-year	7.49	6.86	6.69	6.69	6.68	6.68	7.76

The "with sales charge" returns include the maximum initial sales charge of 5.75% for Class A shares and the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The tables do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	1.38
Class B	2.13
Class C	2.13
Class Z	1.13

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 08/31/09 ($)
Class A	13.83
Class B	13.32
Class C	13.30
Class Z	13.97

Understanding Your Expenses – Columbia International Value Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■   For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■   For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

03/01/09 – 08/31/09

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,471.29	1,017.95	8.97	7.32	1.44
Class B	1,000.00	1,000.00	1,465.29	1,014.17	13.61	11.12	2.19
Class C	1,000.00	1,000.00	1,464.79	1,014.17	13.61	11.12	2.19
Class Z	1,000.00	1,000.00	1,472.10	1,019.21	7.41	6.06	1.19

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Fund Profile – Columbia Marsico Global Fund

Summary

■  For the six-month period ended August 31, 2009, the fund's Class A shares returned 39.16% without sales charge. The MSCI All Country World Index ND (net of dividends) returned 49.12% and the MSCI All Country World Index GD (gross of dividends) returned 49.65%.1 The average return of the funds in its peer group, the Lipper Global Large-Cap Growth Funds Classification, was 42.06%.2 As of August 31, 2009 and going forward, fund performance will only be compared to the MSCI All Country World Index net of dividends, which includes the impact of an estimated withholding tax on dividend reinvestment in its return. Stock selection in financials, consumer discretionary, energy and consumer staples were positive for performance. The fund also benefited from having little to no exposure to utilities and telecommunication services, which were the weakest performing sectors in the index. These positive moves relative to the index were offset by the impact of stock selection in materials, health care and information technology. Currency also had a significant negative impact on performance.

■  The fund benefited from having more exposure than the index to financials, where JPMorgan Chase, Goldman Sachs Group, Industrial & Commercial Bank of China, Standard Chartered and Wells Fargo (5.2%, 0.7%, 2.5%, 3.7% and 3.1% of net assets, respectively) each posted solid returns. Certain of the fund's consumer-related positions also fared well, such as Anheuser-Busch InBev, consumer products distributor Li & Fung and auto manufacturer Volkswagen (preferred shares) (4.5%, 1.7% and 1.3% of net assets, respectively). In energy, Brazil-headquartered oil service company Petroleo Brasileiro (4.4% of net assets) posted a solid return.

■  On average, the fund had more exposure to the United States and to companies whose securities trade in currencies highly correlated to the U.S. dollar. This positioning hurt the fund as the dollar weakened compared to many other major world currencies. The impact of currency on performance is a residual of the fund's investment process and not a central facet of its investment approach.

■  Stock selection in materials, health care and information technology also hampered performance. In the software and services industry, the fund's position in credit card processors MasterCard (2.0% of net assets) and Visa weighed on performance as their stock prices did not keep pace with the return of the MSCI index during the period. Visa was sold. In materials, agricultural products company Monsanto (1.0% of net assets) posted a lackluster return. The negative impact of Visa and Monsanto was amplified because the fund had more exposure to both positions than the index. In addition, several of the fund's biotechnology positions disappointed, notably Lonza Group (1.7% of net assets), which eked out only a modest gain, and Genzyme, which posted negative returns and was sold.

1The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

2Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) returns as of 08/31/09

+39.16%

Class A shares (without sales charge)

+49.12%

MSCI All Country World Index ND

+49.65%

MSCI All Country World Index GD

Morningstar Style BoxTM

The Morningstar Style BoxTM reveals a fund's investment strategy. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend or growth). Information shown is based on the most recent data provided by Morningstar.

Fund Profile (continued) – Columbia Marsico Global Fund

■  During the period, the fund made significant additions to the financials and consumer discretionary sectors. The fund decreased exposure to consumer staples, health care and industrials. At the end of the period, the fund emphasized financials, information technology, consumer discretionary and industrials and maintained no exposure to utilities. The fund's largest country allocations were in the United States, Brazil, Switzerland and the United Kingdom. These country-level weights should be considered a residual of the fund's stock selection process rather than a major, proactive facet of its investment strategy.

Portfolio Management

Corydon J. Gilchrist has managed the fund since April 2008. He is associated with Marsico Capital Management, LLC, investment sub-advisor to the fund.

James G. Gendelman has managed the fund since 2000. He is associated with Marsico Capital Management, LLC, investment sub-advisor to the fund.

Thomas F. Marsico has managed the fund since April 2008. He is associated with Marsico Capital Management, LLC ("MCM"), investment sub-advisor to the fund.

Columbia Management Advisors, LLC ("CMA") and MCM are SEC-registered investment advisors. CMA is an indirect, wholly owned subsidiary of Bank of America Corporation. CMA has retained MCM to serve as investment sub-advisor. As the investment sub-advisor, MCM makes the investment decisions and manages all or a portion of the fund. MCM is not affiliated with Bank of America.

Source for all statistical data: Columbia Management Advisors, LLC.

Source for all stock-specific commentary: Marsico Capital Management, LLC.

Portfolio holdings and characteristics are subject to change periodically and may not be representative of current holdings and characteristics. The outlook for the fund may differ from those presented for other Columbia Funds.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

International investing may involve certain risks, including currency fluctuations, risks associated with possible differences in financial accounting standards and other monetary and political risks. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, may also apply to some foreign investments.

Some of the countries in which the fund invests are considered emerging economies, which means there may be greater risks associated with investing there than in more developed countries. In addition, concentration of investments in a single region may result in greater volatility.

Performance Information – Columbia Marsico Global Fund

Performance of a $10,000 investment 04/30/08 – 08/31/09 ($)

Sales charge	without	with
Class A	6,930	6,532
Class C	6,860	6,860
Class R	6,900	n/a
Class Z	6,950	n/a

The table above shows the change in value of a hypothetical $10,000 investment in each share class of Columbia Marsico Global Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Average annual total return as of 08/31/09 (%)

Share class	A		C		R	Z
Inception	04/30/08		04/30/08		04/30/08	04/30/08
Sales charge	without	with	without	with	without	without
6-month (cumulative)	39.16	31.25	38.59	37.59	38.83	39.28
1-year	–23.85	–28.26	–24.37	–25.12	–24.09	–23.63
Life	–23.99	–27.28	–24.56	–24.56	–24.24	–23.83

Average annual total return as of 09/30/09 (%)

Share class	A		C		R	Z
Sales charge	without	with	without	with	without	without
6-month (cumulative)	45.21	36.82	44.79	43.79	44.91	45.51
1-year	–4.77	–10.30	–5.42	–6.37	–5.03	–4.52
Life	–17.74	–21.10	–18.35	–18.35	–17.97	–17.51

The "with sales charge" returns include the maximum initial sales charge of 5.75% for Class A shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class R shares are sold at net asset value with distribution and service (Rule 12b-1) fees. Class R and Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The tables do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	8.79
Class C	9.54
Class R	9.04
Class Z	8.54

Annual operating expense ratio
after contractual waivers (%)*

Class A	1.60
Class C	2.35
Class R	1.85
Class Z	1.35

*The annual operating expense ratio and annual operating expense ratio after contractual waivers are as stated in the fund's prospectus that is current as of the date of this report. The contractual waiver expires 06/30/10. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 08/31/09 ($)
Class A	6.93
Class C	6.86
Class R	6.90
Class Z	6.95

Understanding Your Expenses – Columbia Marsico Global Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■   For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■   For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

03/01/09 – 08/31/09

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,391.59	1,017.14	9.64	8.13	1.60
Class C	1,000.00	1,000.00	1,385.90	1,013.36	14.13	11.93	2.35
Class R	1,000.00	1,000.00	1,388.32	1,015.88	11.14	9.40	1.85
Class Z	1,000.00	1,000.00	1,392.80	1,018.40	8.14	6.87	1.35

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Fund Profile – Columbia Marsico International Opportunities Fund

Summary

■  For the six-month period that ended August 31, 2009, Columbia Marsico International Opportunities Fund Class A shares returned 49.52% without sales charge. The fund's benchmark, the MSCI EAFE Index,1 returned 53.47%. The average return of its peer group, the Lipper International Large-Cap Growth Funds Classification2 was 46.11%.

■  In a period of rising stock prices worldwide, and improving global economic conditions, stock selection was strong in financials, energy and industrials. Swiss financial companies Credit Suisse Group and Julius Baer Holding (3.3% and 1.1% of net assets, respectively), were up sharply. Several of the fund's bank positions domiciled in emerging markets also fared well, including India-based ICICI Bank, Brazil-headquartered Itau Unibanco Holdings (1.6% and 1.5% of net assets, respectively) and Industrial & Commercial Bank of China, which was sold before the end of the period. In energy, Brazilian oil exploration and development company Petroleo Brasileiro (2.3% of net assets) had a material positive impact on performance. The fund's industrials holdings were led by wind turbine manufacturers Vestas Wind Systems and Gamesa Corp., Tecnologica (4.0% and 1.9% of net assets, respectively).

■  Several of the fund's sector allocations detracted from performance. The fund had less exposure than the index to the strong-performing financials sector and more exposure than the index to health care, telecommunication services and energy, which were weak performers. Stock selection in health care was also a material detractor to performance. For the period, currency fluctuations also had a material, negative effect on performance relative to the index. The fund was underweight in Australia, the United Kingdom and several other countries whose domestic currencies appreciated substantially relative to the U.S. dollar and other major currencies.

■  During the period, the fund made a significant increase to its financials position while decreasing exposure to health care and consumer staples. At the end of the period, financials, industrials, energy, information technology and health care were the fund's largest sector allocations. The fund's most significant country allocations were to Japan, the United Kingdom, Switzerland, Brazil, Germany and Spain. Country exposure should generally be considered a residual of the fund's stock selection process and not a major, proactive facet of its investment strategy.

1The Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index is a capitalization-weighted index that tracks the total return of common stocks in 21 developed-market countries within Europe, Australasia and the Far East. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

2Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 08/31/09

+49.52%

Class A shares (without sales charge)

+53.47%

MSCI EAFE Index

Morningstar Style BoxTM

The Morningstar Style BoxTM reveals a fund's investment strategy. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend or growth). Information shown is based on the most recent data provided by Morningstar.

Fund Profile (continued) – Columbia Marsico International Opportunities Fund

Portfolio Management

James G. Gendelman has managed the fund since August 2000. He is associated with Marsico Capital Management, LLC ("MCM"), investment sub-advisor to the fund.

Columbia Management Advisors, LLC ("CMA") and MCM are SEC-registered investment advisors. CMA is an indirect, wholly owned subsidiary of Bank of America Corporation. CMA has retained MCM to serve as investment sub-advisor. As the investment sub-advisor, MCM makes the investment decisions and manages all or a portion of the fund. MCM is not affiliated with Bank of America.

Source for all statistical data: Columbia Management Advisors, LLC.

Source for all stock-specific commentary: Marsico Capital Management, LLC.

Portfolio holdings and characteristics are subject to change periodically and may not be representative of current holdings and characteristics. The outlook for the fund may differ from those presented for other Columbia Funds.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

International investing may involve certain risks, including currency fluctuations, risks associated with possible differences in financial accounting standards and other monetary and political risks. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, may also apply to some foreign investments.

Some of the countries in which the fund invests are considered emerging economies, which means there may be greater risks associated with investing there than in more developed countries. In addition, concentration of investments in a single region may result in greater volatility.

Performance Information – Columbia Marsico International Opportunities Fund

Performance of a $10,000 investment 08/01/00 – 08/31/09 ($)

Sales charge	without	with
Class A	13,552	12,773
Class B	12,651	12,651
Class C	12,664	12,664
Class R	13,434	n/a
Class Z	13,859	n/a

The table above shows the change in value of a hypothetical $10,000 investment in each share class of Columbia Marsico International Opportunities Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Average annual total return as of 08/31/09 (%)

Share class	A		B		C		R	Z
Inception	08/01/00		08/01/00		08/01/00		01/23/06	08/01/00
Sales charge	without	with	without	with	without	with	without	without
6-month (cumulative)	49.52	40.97	48.94	43.94	48.86	47.86	49.42	49.78
1-year	–20.60	–25.18	–21.21	–25.11	–21.19	–21.97	–20.82	–20.42
5-year	5.63	4.38	4.83	4.51	4.85	4.85	5.44	5.89
Life	3.40	2.73	2.62	2.62	2.63	2.63	3.30	3.66

Average annual total return as of 09/30/09 (%)

Share class	A		B		C		R	Z
Sales charge	without	with	without	with	without	with	without	without
6-month (cumulative)	48.59	40.01	47.90	42.90	48.05	47.05	48.35	48.80
1-year	–1.58	–7.23	–2.26	–7.10	–2.26	–3.23	–1.80	–1.34
5-year	6.07	4.82	5.28	4.96	5.28	5.28	5.89	6.32
Life	3.98	3.31	3.20	3.20	3.21	3.21	3.88	4.24

The "with sales charge" returns include the maximum initial sales charge of 5.75% for Class A shares and the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class R shares are sold at net asset value with distribution and service (Rule 12b-1) fees. Class R and Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The tables do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

The returns for Class R shares include the returns for Class A shares prior to January 23, 2006, the date on which Class R shares were initially offered by the fund. If differences in expenses had been reflected, the returns would have been lower, since Class R shares are subject to a higher Rule 12b-1 fee.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	1.52
Class B	2.27
Class C	2.27
Class R	1.77
Class Z	1.27

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 08/31/09 ($)
Class A	9.91
Class B	9.40
Class C	9.41
Class R	9.89
Class Z	10.06

Distributions declared per share

03/01/09 – 08/31/09 ($)
Class A	0.18
Class B	0.09
Class C	0.09
Class R	0.15
Class Z	0.20

Understanding Your Expenses – Columbia Marsico International Opportunities Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■   For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■   For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

03/01/09 – 08/31/09

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,495.19	1,017.24	9.94	8.03	1.58
Class B	1,000.00	1,000.00	1,489.39	1,013.46	14.62	11.82	2.33
Class C	1,000.00	1,000.00	1,488.58	1,013.46	14.62	11.82	2.33
Class R	1,000.00	1,000.00	1,494.18	1,015.98	11.50	9.80	1.83
Class Z	1,000.00	1,000.00	1,497.81	1,018.50	8.37	6.77	1.33

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Fund Profile – Columbia Multi-Advisor International Equity Fund

Summary

■  For the six-month period that ended August 31, 2009, Columbia Multi-Advisor International Equity Fund Class A shares returned 50.53% without sales charge. The MSCI EAFE Index1 returned 53.47%. The average return of the fund's peer group, the Lipper International Large Cap Core Funds Classification,2 was 50.01%. The fund participated in the market rally, despite some modest disappointments that were the result of sector weights relative to the index.

On July 8, 2009, the fund's management team changed. Columbia Management Advisors, LLC assumed management responsibility for the portion of the fund's assets formerly sub-advised by Causeway Capital Management, LLC. Fred Copper and Colin Moore are now co-managers of the fund for Columbia.

■  For Columbia, the top-performing sectors were energy, utilities and consumer staples. Some individual companies that aided results included France-based AXA, an insurance company, and Technip, an energy service firm. Both were sold. Clariant (0.3% of net assets), a chemical company in Switzerland, was also helpful. Companies that impaired performance included Netherlands-based ING Groep, a global financial services company, and OPAP, a gaming company in Greece (0.6% and 0.3% of net assets, respectively). Both remain in the portfolio.

■  In the Marsico portion, stock selection in the financials, energy and industrials sectors contributed to return. Credit Suisse Group, a financial institution in Switzerland; Petroleo Brasileiro, an energy company in Brazil; and Vestas Wind Systems, a wind turbine manufacturer in Denmark, were notable performers (1.8%, 1.2% and 2.1% of net assets, respectively). JC Decaux, a French advertising company, is an example of a stock that hurt return and was sold. A modest underweight in the strongly performing financials sector and overweights to the weaker health care, telecommunication and energy sectors disappointed. Underweights in Australia, the United Kingdom and other countries whose currencies appreciated relative to the U.S. dollar also held back results.

■  By the end of the period, exposure to the financials sector had been increased in the Marsico portion of the portfolio, and allocations to the health care and consumer staples sectors had been trimmed. Significant country exposures were to Japan, the UK, Switzerland, Brazil, Germany and Spain.

1The Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index is a capitalization-weighted index that tracks the total return of common stocks in 21 developed-market countries within Europe, Australasia and the Far East. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

2Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 08/31/09

+50.53%

Class A shares (without sales charge)

+53.47%

MSCI EAFE Index

Morningstar Style BoxTM

The Morningstar Style BoxTM reveals a fund's investment strategy. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend or growth). Information shown is based on the most recent data provided by Morningstar.

Fund Profile (continued) – Columbia Multi-Advisor International Equity Fund

Portfolio Management

Columbia Multi-Advisor International Equity Fund is managed by Marsico Capital Management, LLC ("MCM") and Columbia Management Advisors, LLC ("CMA"). Each manages approximately one-half of the fund's assets. James G. Gendelman manages MCM's portion of the fund. He has been with MCM since May 2000. Fred Copper has co-managed CMA's portion of the fund since July 2009 and has been associated with the fund or its predecessors since 2005. Colin Moore has co-managed Columbia's portion of the fund since July 2009 and has been associated with the fund or its predecessors since 2002.

CMA and MCM are SEC-registered investment advisors. CMA is an indirect, wholly owned subsidiary of Bank of America Corporation. CMA has retained MCM to serve as investment sub-advisor. As the investment sub-advisor, MCM makes the investment decisions and manages all or a portion of the fund. MCM is not affiliated with Bank of America.

Sources for all statistical data: Columbia Management Advisors, LLC.

Source for all stock-specific commentary: Marsico Capital Management, LLC and Columbia Management Advisors, LLC.

Portfolio holdings and characteristics are subject to change periodically and may not be representative of current holdings and characteristics. The outlook for the fund may differ from those presented for other Columbia Funds.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

International investing may involve certain risks, including currency fluctuations, risks associated with possible differences in financial accounting standards and other monetary and political risks. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, may also apply to some foreign investments.

Some of the countries in which the fund invests are considered emerging economies, which means there may be greater risks associated with investing there than in more developed countries. In addition, concentration of investments in a single region may result in greater volatility.

Performance Information – Columbia Multi-Advisor International Equity Fund

Performance of a $10,000 investment 09/01/99 – 08/31/09 ($)

Sales charge	without	with
Class A	12,601	11,880
Class B	11,576	11,576
Class C	11,740	11,740
Class R	12,485	n/a
Class Z	12,814	n/a

The table above shows the change in value of a hypothetical $10,000 investment in each share class of Columbia Multi-Advisor International Equity Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Average annual total return as of 08/31/09 (%)

Share class	A		B		C		R	Z
Inception	06/03/92		06/07/93		06/17/92		01/23/06	12/02/91
Sales charge	without	with	without	with	without	with	without	without
6-month (cumulative)	50.53	41.94	49.96	44.96	50.19	49.19	50.34	50.84
1-year	–18.34	–23.02	–18.89	–22.86	–18.88	–19.67	–18.53	–18.10
5-year	4.89	3.64	4.12	3.80	4.13	4.13	4.69	5.16
10-year	2.34	1.74	1.47	1.47	1.62	1.62	2.24	2.51

Average annual total return as of 09/30/09 (%)

Share class	A		B		C		R	Z
Sales charge	without	with	without	with	without	with	without	without
6-month (cumulative)	47.72	39.28	47.13	42.13	47.31	46.31	47.42	47.86
1-year	–1.18	–6.88	–1.96	–6.76	–1.89	–2.85	–1.46	–0.98
5-year	5.13	3.89	4.35	4.03	4.36	4.36	4.92	5.41
10-year	2.76	2.15	1.88	1.88	2.03	2.03	2.65	2.92

The "with sales charge" returns include the maximum initial sales charge of 5.75% for Class A shares and the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class R shares are sold at net asset value with distribution and service (Rule 12b-1) fees. Class R and Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The tables do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

The inception date of the fund's Class R shares is January 23, 2006. Class R shares have no performance prior to their inception date. The performance shown for Class R shares prior to their inception date is that of Class A shares. If Class R shares fees and expenses were included, performance would be lower.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	1.27
Class B	2.02
Class C	2.02
Class R	1.52
Class Z	1.02

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 08/31/09 ($)
Class A	10.97
Class B	10.01
Class C	9.89
Class R	10.96
Class Z	11.11

Distributions declared per share

03/01/09 – 08/31/09 ($)
Class A	0.20
Class B	0.19
Class C	0.19
Class R	0.20
Class Z	0.21

Understanding Your Expenses – Columbia Multi-Advisor International Equity Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■   For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■   For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

03/01/09 – 08/31/09

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,505.32	1,018.80	8.02	6.46	1.27
Class B	1,000.00	1,000.00	1,499.62	1,015.02	12.73	10.26	2.02
Class C	1,000.00	1,000.00	1,501.89	1,015.02	12.74	10.26	2.02
Class R	1,000.00	1,000.00	1,503.40	1,017.54	9.59	7.73	1.52
Class Z	1,000.00	1,000.00	1,508.39	1,020.06	6.45	5.19	1.02

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Investment Portfolio – Columbia Global Value Fund

August 31, 2009 (Unaudited)

Common Stocks – 98.6%
	Shares	Value ($)
Consumer Discretionary – 4.0%
Multiline Retail – 2.0%
Marks & Spencer Group PLC	265,519	1,461,059
Multiline Retail Total		1,461,059
Specialty Retail – 2.0%
Home Depot, Inc.	51,000	1,391,790
Specialty Retail Total		1,391,790
Consumer Discretionary Total		2,852,849
Consumer Staples – 9.9%
Food & Staples Retailing – 6.3%
Carrefour SA	18,500	871,101
Koninklijke Ahold NV	76,660	897,991
Safeway, Inc.	84,400	1,607,820
SUPERVALU, Inc.	23,186	332,719
Wm. Morrison Supermarkets PLC	177,232	799,729
Food & Staples Retailing Total		4,509,360
Food Products – 3.6%
Sara Lee Corp.	135,760	1,315,515
Unilever NV	43,300	1,210,149
Food Products Total		2,525,664
Consumer Staples Total		7,035,024
Financials – 20.7%
Commercial Banks – 11.4%
Fifth Third Bancorp.	111,625	1,221,177
Intesa Sanpaolo SpA (a)	208,578	903,780
Mitsubishi UFJ Financial Group, Inc.	197,500	1,260,774
Mizuho Financial Group, Inc.	506,900	1,242,055
PNC Financial Services Group, Inc.	25,893	1,102,783
Royal Bank of Scotland Group PLC (a)	543,344	508,503
Sumitomo Mitsui Financial Group, Inc.	28,300	1,219,591
Wells Fargo & Co.	25,159	692,376
Commercial Banks Total		8,151,039
Diversified Financial Services – 3.4%
Bank of America Corp. (b)	71,524	1,258,107
Citigroup, Inc.	232,369	1,161,845
Diversified Financial Services Total		2,419,952
Insurance – 5.9%
Aegon NV (a)	217,682	1,639,297
Mitsui Sumitomo Insurance Group Holdings, Inc.	50,700	1,430,279

	Shares	Value ($)
Tokio Marine Holdings, Inc.	37,300	1,110,382
Insurance Total		4,179,958
Financials Total		14,750,949
Health Care – 18.8%
Health Care Equipment & Supplies – 1.9%
Boston Scientific Corp. (a)	112,473	1,321,558
Health Care Equipment & Supplies Total		1,321,558
Health Care Providers & Services – 0.7%
Tenet Healthcare Corp. (a)	111,900	521,454
Health Care Providers & Services Total		521,454
Pharmaceuticals – 16.2%
AstraZeneca PLC	36,300	1,672,612
Bristol-Myers Squibb Co.	66,292	1,467,042
Daiichi Sankyo Co., Ltd.	47,100	1,004,766
GlaxoSmithKline PLC	89,320	1,748,534
Pfizer, Inc.	107,100	1,788,570
Sanofi-Aventis SA	28,449	1,929,921
Wyeth	41,500	1,985,775
Pharmaceuticals Total		11,597,220
Health Care Total		13,440,232
Industrials – 0.6%
Industrial Conglomerates – 0.6%
General Electric Co.	30,040	417,556
Industrial Conglomerates Total		417,556
Industrials Total		417,556
Information Technology – 20.5%
Communications Equipment – 5.8%
Alcatel-Lucent (a)	510,000	1,937,509
Motorola, Inc.	93,600	672,048
Telefonaktiebolaget LM Ericsson, Class B	160,989	1,540,132
Communications Equipment Total		4,149,689
Computers & Peripherals – 2.5%
Dell, Inc. (a)	112,930	1,787,682
Computers & Peripherals Total		1,787,682
Electronic Equipment, Instruments & Components – 2.3%
FUJIFILM Holdings Corp.	38,000	1,133,261
Hitachi Ltd.	156,000	549,898
Electronic Equipment, Instruments & Components Total		1,683,159
Office Electronics – 2.0%
Xerox Corp.	164,400	1,422,060
Office Electronics Total		1,422,060

See Accompanying Notes to Financial Statements.

Columbia Global Value Fund

August 31, 2009 (Unaudited)

Common Stocks (continued)
	Shares	Value ($)
Semiconductors & Semiconductor Equipment – 6.0%
Intel Corp.	68,159	1,384,991
Micron Technology, Inc. (a)	182,800	1,347,236
STMicroelectronics NV	178,900	1,548,315
Semiconductors & Semiconductor Equipment Total		4,280,542
Software – 1.9%
Microsoft Corp.	54,600	1,345,890
Software Total		1,345,890
Information Technology Total		14,669,022
Materials – 4.0%
Chemicals – 4.0%
Akzo Nobel NV	28,900	1,636,732
Dow Chemical Co.	56,900	1,211,401
Chemicals Total		2,848,133
Materials Total		2,848,133
Telecommunication Services – 20.1%
Diversified Telecommunication Services – 20.1%
AT&T, Inc.	62,827	1,636,643
Brasil Telecom Participacoes SA, ADR	13,451	585,656
Deutsche Telekom AG, Registered Shares	194,303	2,583,576
KT Corp., ADR	26,920	419,144
Nippon Telegraph & Telephone Corp.	48,000	2,145,943
Tele Norte Leste Participacoes SA, ADR	33,800	538,772
Telecom Italia SpA	1,281,993	2,071,273
Telecom Italia SpA, Savings Shares	565,300	640,227
Telefonica SA	42,374	1,068,546
Telefonos de Mexico SA de CV, ADR, Class L	23,700	440,583
Telmex Internacional SAB de CV, ADR	13,670	176,070
Verizon Communications, Inc.	66,400	2,061,056
Diversified Telecommunication Services Total		14,367,489
Telecommunication Services Total		14,367,489
Total Common Stocks (cost of $88,862,664)		70,381,254

Short-Term Obligation – 0.4%
	Par ($)	Value ($)
Repurchase agreement with Fixed Income Clearing Corp., dated 08/31/09, due 09/01/09, at 0.140%, collateralized by a U.S. Government Agency obligation maturing 03/28/16, market value $329,400 (repurchase proceeds $320,001)	320,000	320,000
Total Short-Term Obligation (cost of $320,000)		320,000
Total Investments – 99.0% (cost of $89,182,664)(c)		70,701,254
Other Assets & Liabilities, Net – 1.0%		708,789
Net Assets – 100.0%		71,410,043

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Investments in affiliates during the six months ended August 31, 2009: Security name: Bank of America Corp.

Shares as of 02/28/09:	71,524
Shares purchased:	-
Shares sold:	-
Shares as of 08/31/09:	71,524
Net realized gain (loss):	$-
Dividend income earned:	$1,430
Value at end of period:	$1,258,107

(c)  Cost for federal income tax purposes is $89,182,664.

The following table summarizes the inputs used, as of August 31, 2009 in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$1,391,790	$1,461,059	$—	$2,852,849
Consumer Staples	3,256,054	3,778,970	—	7,035,024
Financials	5,436,288	9,314,661	—	14,750,949
Health Care	7,084,399	6,355,833	—	13,440,232
Industrials	417,556	—	—	417,556
Information Technology	7,959,907	6,709,115	—	14,669,022
Materials	1,211,401	1,636,732	—	2,848,133
Telecommunication Services	5,857,924	8,509,565	—	14,367,489
Total Common Stocks	32,615,319	37,765,935	—	70,381,254
Total Short-Term Obligation	—	320,000	—	320,000
Total Investments	$32,615,319	$38,085,935	$—	$70,701,254

The Fund's assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

For more information on valuation inputs, and their aggregation into the levels used in the table above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

Columbia Global Value Fund

August 31, 2009 (Unaudited)

The Fund was invested in the following countries at August 31, 2009:

Summary of Securities by Country	Value	% of Total Investments
United States*	$30,775,094	43.5
Japan	11,096,950	15.7
Netherlands	6,932,484	9.8
United Kingdom	6,190,437	8.8
France	4,738,531	6.7
Italy	3,615,279	5.1
Germany	2,583,576	3.6
Sweden	1,540,132	2.2
Brazil	1,124,428	1.6
Spain	1,068,546	1.5
Mexico	616,653	0.9
South Korea	419,144	0.6
	$70,701,254	100.0

*  Includes short-term obligation.

  Certain securities are listed by country of underlying exposure but may trade predominantly on another exchange.

Acronym	Name
ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements.

Investment Portfolio – Columbia International Value Fund

August 31, 2009 (Unaudited)

Investment Company – 100.2%
Value ($)
Investment in Columbia Funds Master Investment Trust, LLC, Columbia International Value Master Portfolio (a)	1,620,073,597
Total Investments – 100.2%	1,620,073,597
Other Assets & Liabilities, Net – (0.2)%	(2,488,276)
Net Assets – 100.0%	1,617,585,321

Notes to Investment Portfolio:

(a)  The financial statements of Columbia International Value Master Portfolio, including its investment portfolio, are included elsewhere within this report and should be read in conjunction with Columbia International Value Fund's financial statements.

Columbia International Value Fund invests only in Columbia International Value Master Portfolio. At August 31, 2009, Columbia International Value Fund owned 85.4% of Columbia International Value Master Portfolio. Columbia International Value Master Portfolio was invested in the following countries at August 31, 2009.

Summary of Securities by Country	Value	% of Total Investments
Japan	$507,414,216	26.9
United Kingdom	315,216,906	16.7
France	212,597,159	11.3
Netherlands	173,690,584	9.2
Italy	118,707,700	6.3
Germany	109,379,260	5.8
Brazil	75,709,023	4.0
Portugal	57,743,482	3.1
Switzerland	57,150,131	3.0
South Korea	52,477,559	2.8
United States*	41,519,000	2.2
Finland	37,089,364	2.0
Sweden	31,502,802	1.7
Mexico	30,136,115	1.6
Spain	27,461,232	1.4
New Zealand	13,870,015	0.7
Taiwan	12,609,741	0.7
Bermuda	11,924,985	0.6
	$1,886,199,274	100.0

*  Includes short-term obligation.

  Certain securities are listed by country of underlying exposure but may trade predominantly on another exchange.

See Accompanying Notes to Financial Statements.

Investment Portfolio – Columbia Marsico Global Fund

August 31, 2009 (Unaudited)

Common Stocks – 93.6%
	Shares	Value ($)
Consumer Discretionary – 12.8%
Distributors – 1.8%
Li & Fung Ltd.	24,000	80,512
Distributors Total		80,512
Hotels, Restaurants & Leisure – 0.5%
Chipotle Mexican Grill, Inc., Class A (a)	248	20,802
Hotels, Restaurants & Leisure Total		20,802
Household Durables – 4.8%
Construtora Tenda SA (a)	11,700	31,660
Cyrela Brazil Realty SA	7,200	90,501
Gafisa SA, ADR	3,409	99,918
Household Durables Total		222,079
Media – 1.0%
Walt Disney Co.	1,802	46,924
Media Total		46,924
Multiline Retail – 1.0%
Lojas Renner SA	2,900	46,007
Multiline Retail Total		46,007
Specialty Retail – 1.1%
Home Depot, Inc.	1,853	50,568
Specialty Retail Total		50,568
Textiles, Apparel & Luxury Goods – 2.6%
Lululemon Athletica, Inc. (a)	2,312	46,379
Polo Ralph Lauren Corp.	1,131	75,076
Textiles, Apparel & Luxury Goods Total		121,455
Consumer Discretionary Total		588,347
Consumer Staples – 6.9%
Beverages – 4.5%
Anheuser-Busch InBev NV	4,836	208,784
Beverages Total		208,784
Food Products – 1.8%
Nestle SA, Registered Shares	1,976	82,070
Food Products Total		82,070
Household Products – 0.6%
Hypermarcas SA (a)	1,600	25,451
Household Products Total		25,451
Consumer Staples Total		316,305
Energy – 8.4%
Energy Equipment & Services – 2.8%
National-Oilwell Varco, Inc. (a)	1,181	42,929
Pride International, Inc. (a)	3,421	88,193

	Shares	Value ($)
Seahawk Drilling, Inc. (a)	2	45
Energy Equipment & Services Total		131,167
Oil, Gas & Consumable Fuels – 5.6%
OGX Petroleo e Gas Participacoes SA	100	54,386
Petroleo Brasileiro SA, ADR	5,086	201,609
Oil, Gas & Consumable Fuels Total		255,995
Energy Total		387,162
Financials – 24.4%
Capital Markets – 0.7%
Goldman Sachs Group, Inc.	187	30,941
Capital Markets Total		30,941
Commercial Banks – 15.4%
ICICI Bank Ltd., ADR	4,307	131,450
Industrial & Commercial Bank of China, Class H	169,000	115,349
Itau Unibanco Holding SA, ADR	8,910	149,243
Standard Chartered PLC	7,550	169,987
Wells Fargo & Co.	5,170	142,278
Commercial Banks Total		708,307
Diversified Financial Services – 5.2%
JPMorgan Chase & Co.	5,583	242,637
Diversified Financial Services Total		242,637
Real Estate Management & Development – 3.1%
BR Malls Participacoes SA (a)	5,100	51,955
Hang Lung Properties Ltd.	29,000	90,176
Real Estate Management & Development Total		142,131
Financials Total		1,124,016
Health Care – 4.7%
Biotechnology – 2.0%
Celgene Corp. (a)	1,176	61,352
Gilead Sciences, Inc. (a)	673	30,325
Biotechnology Total		91,677
Health Care Equipment & Supplies – 1.0%
Intuitive Surgical, Inc. (a)	198	44,097
Health Care Equipment & Supplies Total		44,097
Life Sciences Tools & Services – 1.7%
Lonza Group AG, Registered Shares	806	79,161
Life Sciences Tools & Services Total		79,161
Health Care Total		214,935

See Accompanying Notes to Financial Statements.

Columbia Marsico Global Fund

August 31, 2009 (Unaudited)

Common Stocks (continued)
	Shares	Value ($)
Industrials – 9.3%
Aerospace & Defense – 1.3%
Precision Castparts Corp.	695	63,440
Aerospace & Defense Total		63,440
Commercial Services & Supplies – 0.5%
Ritchie Bros Auctioneers, Inc.	883	22,128
Commercial Services & Supplies Total		22,128
Construction & Engineering – 0.4%
Aecom Technology Corp. (a)	637	17,460
Construction & Engineering Total		17,460
Electrical Equipment – 5.8%
ABB Ltd., Registered Shares (a)	6,149	117,997
Vestas Wind Systems A/S (a)	2,070	148,511
Electrical Equipment Total		266,508
Marine – 0.6%
Kuehne & Nagel International AG	338	26,845
Marine Total		26,845
Transportation Infrastructure – 0.7%
China Merchants Holdings International Co., Ltd.	10,000	32,514
Transportation Infrastructure Total		32,514
Industrials Total		428,895
Information Technology – 19.1%
Communications Equipment – 4.6%
Juniper Networks, Inc. (a)	3,490	80,514
QUALCOMM, Inc.	2,811	130,487
Communications Equipment Total		211,001
Computers & Peripherals – 3.6%
Apple, Inc. (a)	870	146,343
Compellent Technologies, Inc. (a)	1,345	20,068
Computers & Peripherals Total		166,411
Internet Software & Services – 4.1%
Baidu, Inc., ADR (a)	300	99,018
Google, Inc., Class A (a)	199	91,872
Internet Software & Services Total		190,890
IT Services – 2.0%
MasterCard, Inc., Class A	459	93,007
IT Services Total		93,007
Semiconductors & Semiconductor Equipment – 0.5%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	2,164	23,155
Semiconductors & Semiconductor Equipment Total		23,155

	Shares	Value ($)
Software – 4.3%
Adobe Systems, Inc. (a)	2,419	76,005
Citrix Systems, Inc. (a)	2,655	94,731
SolarWinds, Inc. (a)	1,455	27,150
Software Total		197,886
Information Technology Total		882,350
Materials – 4.9%
Chemicals – 2.1%
Monsanto Co.	570	47,812
Praxair, Inc.	652	49,956
Chemicals Total		97,768
Metals & Mining – 2.8%
BHP Billiton PLC	4,906	128,731
Metals & Mining Total		128,731
Materials Total		226,499
Telecommunication Services – 3.1%
Diversified Telecommunication Services – 0.5%
China Unicom Ltd., ADR	1,600	22,400
Diversified Telecommunication Services Total		22,400
Wireless Telecommunication Services – 2.6%
Crown Castle International Corp. (a)	1,931	51,866
NII Holdings, Inc. (a)	2,876	68,190
Wireless Telecommunication Services Total		120,056
Telecommunication Services Total		142,456
Total Common Stocks (cost of $3,541,635)		4,310,965
Preferred Stocks – 1.7%
Consumer Discretionary – 1.7%
Automobiles – 1.3%
Volkswagen AG	658	61,759
Automobiles Total		61,759
Multiline Retail – 0.4%
Lojas Americanas SA	3,000	17,907
Multiline Retail Total		17,907
Consumer Discretionary Total		79,666
Total Preferred Stocks (cost of $62,110)		79,666

See Accompanying Notes to Financial Statements.

Columbia Marsico Global Fund

August 31, 2009 (Unaudited)

Short-Term Obligation – 5.1%
	Par ($)	Value ($)
Repurchase agreement with State Street Bank & Trust Co., dated 08/31/09, due 09/01/09 at 0.050%, collateralized by a U.S. Treasury obligation maturing 12/31/09, market value $239,856 (repurchase proceeds $232,000)	232,000	232,000
Total Short-Term Obligation (cost of $232,000)		232,000
Total Investments – 100.4% (cost of $3,835,745)(b)		4,622,631
Other Assets & Liabilities, Net – (0.4)%		(17,792)
Net Assets – 100.0%		4,604,839

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Cost for federal income tax purposes is $3,835,745.

The following table summarizes the inputs used, as of August 31, 2009 in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$507,835	$80,512	$—	$588,347
Consumer Staples	25,451	290,854	—	316,305
Energy	387,162	—	—	387,162
Financials	748,504	375,512	—	1,124,016
Health Care	135,774	79,161	—	214,935
Industrials	103,028	325,867	—	428,895
Information Technology	882,350	—	—	882,350
Materials	97,768	128,731	—	226,499
Telecommunication Services	142,456	—	—	142,456
Total Common Stocks	3,030,328	1,280,637	—	4,310,965
Preferred Stocks
Consumer Discretionary	17,907	61,759	—	79,666
Total Preferred Stocks	17,907	61,759	—	79,666
Total Short-Term Obligation	—	232,000	—	232,000
Total Investments	$3,048,235	$1,574,396	$—	$4,622,631

The Fund's assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

For more information on valuation inputs, and their aggregation into the levels used in the table above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The Fund was invested in the following countries at August 31, 2009:

Summary of Securities by Country	Value	% of Total Investments
United States*	$2,346,597	50.7
Brazil	768,637	16.6
Switzerland	306,074	6.6
United Kingdom	298,718	6.5
Belgium	208,784	4.5
Denmark	148,511	3.2
Hong Kong	145,090	3.2
India	131,450	2.9
China	115,349	2.5
Canada	68,507	1.5
Germany	61,759	1.3
Taiwan	23,155	0.5
	$4,622,631	100.0

*  Includes short-term obligation.

  Certain securities are listed by country of underlying exposure but may trade predominantly on another exchange.

Acronym	Name
ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements.

Investment Portfolio – Columbia Marsico International Opportunities Fund

August 31, 2009 (Unaudited)

Common Stocks – 93.9%
	Shares	Value ($)
Consumer Discretionary – 8.0%
Automobiles – 4.0%
Daimler AG, Registered Shares	777,039	35,123,239
Honda Motor Co., Ltd.	412,700	13,017,458
Hyundai Motor Co.	82,690	7,018,288
Automobiles Total		55,158,985
Hotels, Restaurants & Leisure – 1.0%
Accor SA	165,921	8,734,374
Ctrip.com International Ltd., ADR (a)	102,098	4,996,676
Hotels, Restaurants & Leisure Total		13,731,050
Household Durables – 1.7%
Cyrela Brazil Realty SA	483,694	6,079,859
Gafisa SA	1,148,932	16,648,450
Household Durables Total		22,728,309
Specialty Retail – 1.3%
Esprit Holdings Ltd.	2,851,600	17,274,174
Specialty Retail Total		17,274,174
Consumer Discretionary Total		108,892,518
Consumer Staples – 7.5%
Beverages – 3.7%
Anheuser-Busch InBev NV	1,161,583	50,148,839
Beverages Total		50,148,839
Food & Staples Retailing – 1.9%
FamilyMart Co., Ltd.	215,500	6,669,963
Metro AG	137,040	7,434,063
Tesco PLC	2,066,571	12,652,776
Food & Staples Retailing Total		26,756,802
Food Products – 1.0%
Nestle SA, Registered Shares	340,758	14,152,929
Food Products Total		14,152,929
Household Products – 0.9%
Reckitt Benckiser Group PLC	263,577	12,208,066
Household Products Total		12,208,066
Consumer Staples Total		103,266,636
Energy – 10.0%
Energy Equipment & Services – 3.6%
Transocean Ltd. (a)	647,238	49,086,530
Energy Equipment & Services Total		49,086,530
Oil, Gas & Consumable Fuels – 6.4%
BP PLC	2,434,435	20,953,930
CNOOC Ltd.	10,366,300	13,535,595

	Shares	Value ($)
Petroleo Brasileiro SA, ADR	808,520	32,049,733
Reliance Industries Ltd., GDR (a)(b)	83,500	7,097,500
Suncor Energy, Inc.	446,837	13,669,396
Oil, Gas & Consumable Fuels Total		87,306,154
Energy Total		136,392,684
Financials – 25.8%
Capital Markets – 6.6%
Credit Suisse Group AG, Registered Shares	889,762	45,332,572
Daiwa Securities Group, Inc.	4,932,000	30,424,159
Julius Baer Holding AG	294,193	14,961,085
Capital Markets Total		90,717,816
Commercial Banks – 13.8%
Banco Bilbao Vizcaya Argentaria SA	1,666,855	29,607,170
BNP Paribas	266,383	21,450,563
HSBC Holdings PLC	3,166,189	34,591,353
ICICI Bank Ltd., ADR	718,360	21,924,347
Itau Unibanco Holding SA, ADR	1,226,608	20,545,699
Mizuho Financial Group, Inc.	18,875,900	46,251,534
Standard Chartered PLC	612,470	13,901,549
Commercial Banks Total		188,272,215
Real Estate Management & Development – 5.4%
CapitaLand Ltd.	9,842,000	25,340,102
Cheung Kong Holdings Ltd.	2,039,000	24,124,574
Hang Lung Properties Ltd.	1,431,000	4,449,690
Sumitomo Realty & Development Co., Ltd.	732,000	15,410,940
Sun Hung Kai Properties Ltd.	353,000	4,759,530
Real Estate Management & Development Total		74,084,836
Financials Total		353,074,867
Health Care – 6.8%
Biotechnology – 3.0%
Actelion Ltd., Registered Shares (a)	213,858	12,339,904
CSL Ltd.	1,058,651	28,820,598
Biotechnology Total		41,160,502

See Accompanying Notes to Financial Statements.

Columbia Marsico International Opportunities Fund

August 31, 2009 (Unaudited)

Common Stocks (continued)
	Shares	Value ($)
Life Sciences Tools & Services – 2.3%
Lonza Group AG, Registered Shares	329,570	32,368,760
Life Sciences Tools & Services Total		32,368,760
Pharmaceuticals – 1.5%
Teva Pharmaceutical Industries Ltd., ADR	391,740	20,174,610
Pharmaceuticals Total		20,174,610
Health Care Total		93,703,872
Industrials – 13.8%
Airlines – 0.5%
Singapore Airlines Ltd.	834,000	7,443,173
Airlines Total		7,443,173
Building Products – 1.0%
Daikin Industries Ltd.	408,124	14,386,316
Building Products Total		14,386,316
Construction & Engineering – 0.8%
Hochtief AG	139,957	10,355,147
Construction & Engineering Total		10,355,147
Electrical Equipment – 8.6%
ABB Ltd., Registered Shares (a)	822,759	15,788,519
Alstom SA	308,958	21,705,391
Gamesa Corp., Tecnologica SA	1,178,897	25,807,306
Vestas Wind Systems A/S (a)	761,981	54,667,794
Electrical Equipment Total		117,969,010
Trading Companies & Distributors – 2.8%
Marubeni Corp.	6,412,000	31,904,954
Noble Group Ltd.	4,274,000	6,288,130
Trading Companies & Distributors Total		38,193,084
Transportation Infrastructure – 0.1%
Singapore Airport Terminal Services Ltd.	608,820	1,043,607
Transportation Infrastructure Total		1,043,607
Industrials Total		189,390,337
Information Technology – 9.3%
Electronic Equipment, Instruments & Components – 2.0%
HON HAI Precision Industry Co., Ltd.	8,140,390	27,450,771
Electronic Equipment, Instruments & Components Total		27,450,771
Internet Software & Services – 0.7%
Baidu, Inc., ADR (a)	17,700	5,842,062

	Shares	Value ($)
Tencent Holdings Ltd.	218,300	3,256,002
Internet Software & Services Total		9,098,064
Semiconductors & Semiconductor Equipment – 5.7%
ASML Holding NV	767,726	21,060,200
Infineon Technologies AG (a)	2,810,776	14,768,214
Sumco Corp.	357,400	7,297,797
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	3,282,401	35,121,691
Semiconductors & Semiconductor Equipment Total		78,247,902
Software – 0.9%
Autonomy Corp. PLC (a)	464,386	9,765,738
Longtop Financial Technologies Ltd., ADR (a)	125,619	3,102,789
Software Total		12,868,527
Information Technology Total		127,665,264
Materials – 6.7%
Chemicals – 0.6%
BASF SE	146,907	7,663,944
Israel Chemicals Ltd.	30,865	344,209
Novozymes A/S, Class B	4,695	402,851
Chemicals Total		8,411,004
Construction Materials – 3.5%
Cemex SA de CV, ADR, COP (a)	2,945,298	39,113,557
CRH PLC	343,914	8,825,324
Construction Materials Total		47,938,881
Metals & Mining – 2.6%
ThyssenKrupp AG	433,478	14,727,979
Vale SA, ADR	1,082,899	20,802,490
Metals & Mining Total		35,530,469
Materials Total		91,880,354
Telecommunication Services – 6.0%
Diversified Telecommunication Services – 2.5%
Telefonica SA	1,365,475	34,433,198
Diversified Telecommunication Services Total		34,433,198
Wireless Telecommunication Services – 3.5%
NII Holdings, Inc. (a)	584,197	13,851,311
Vodafone Group PLC	15,686,248	33,813,270
Wireless Telecommunication Services Total		47,664,581
Telecommunication Services Total		82,097,779
Total Common Stocks (cost of $1,070,435,857)		1,286,364,311

See Accompanying Notes to Financial Statements.

Columbia Marsico International Opportunities Fund

August 31, 2009 (Unaudited)

Short-Term Obligation – 5.3%
	Par ($)	Value ($)
Repurchase agreement with Fixed Income Clearing Corp., dated 08/31/09, due 09/01/09 at 0.140%, collateralized by a U.S. Government Agency obligation maturing 03/28/16, market value $74,552,400 (repurchase proceeds $73,089,284)	73,089,000	73,089,000
Total Short-Term Obligation (cost of $73,089,000)		73,089,000
Total Investments – 99.2% (cost of $1,143,524,857)(c)		1,359,453,311
Other Assets & Liabilities, Net – 0.8%		11,054,324
Net Assets – 100.0%		1,370,507,635

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally on foreign exchanges or to qualified institutional buyers. At August 31, 2009, this security, which is not illiquid, amounted to $7,097,500, which represents 0.5% of net assets.

(c)  Cost for federal income tax purposes is $1,143,524,857.

The following table summarizes the inputs used, as of August 31, 2009 in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$27,724,985	$81,167,533	$—	$108,892,518
Consumer Staples	—	103,266,636	—	103,266,636
Energy	101,903,159	34,489,525	—	136,392,684
Financials	42,470,046	310,604,821	—	353,074,867
Health Care	20,174,610	73,529,262	—	93,703,872
Industrials	—	189,390,337	—	189,390,337
Information Technology	44,066,542	83,598,722	—	127,665,264
Materials	59,916,047	31,964,307	—	91,880,354
Telecommunication Services	13,851,311	68,246,468	—	82,097,779
Total Common Stocks	310,106,700	976,257,611	—	1,286,364,311
Total Short-Term Obligation	—	73,089,000	—	73,089,000
Total Investments	$310,106,700	$1,049,346,611	$—	$1,359,453,311

The Fund's assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

The following table reconciles asset balances for the six month period ending August 31, 2009, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of February 28, 2009	Accrued Discount/ (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers into Level 3	Net Transfers out of Level 3	Balance as of August 31, 2009
Rights Industrials
	$746,858	$—	$—	$—	$—	$—	$—	$(746,858)	$—
	$746,858	$—	$—	$—	$—	$—	$—	$(746,858)	$—

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

For more information on valuation inputs, and their aggregation into the levels used in the tables above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The Fund was invested in the following countries at August 31, 2009:

Summary of Securities by Country	Value	% of Total Investments
Switzerland	$184,030,299	13.6
Japan	165,363,121	12.2
United Kingdom	137,886,682	10.2
United States*	127,700,144	9.4
Brazil	96,126,231	7.1
Germany	90,072,586	6.6
Spain	89,847,674	6.6
Taiwan	62,572,462	4.6
Denmark	55,070,645	4.1
France	51,890,328	3.8
Belgium	50,148,839	3.7
Hong Kong	46,869,389	3.4
Mexico	39,113,557	2.9
Singapore	33,826,882	2.5
India	29,021,847	2.1

Summary of Securities by Country (continued)	Value	% of Total Investments
Australia	$28,820,598	2.1
Netherlands	21,060,200	1.5
Israel	20,518,819	1.5
Canada	13,669,396	1.0
Ireland	8,825,324	0.6
South Korea	7,018,288	0.5
	$1,359,453,311	100.0

*  Includes short-term obligation.

  Certain securities are listed by country of underlying exposure but may trade predominantly on another exchange.

Acronym	Name
ADR	American Depositary Receipt
COP	Certificates of Participation
GDR	Global Depositary Receipt

See Accompanying Notes to Financial Statements.

Investment Portfolio – Columbia Multi-Advisor International Equity Fund

August 31, 2009 (Unaudited)

Common Stocks – 97.3%
	Shares	Value ($)
Consumer Discretionary – 8.3%
Automobiles – 3.8%
Daihatsu Motor Co., Ltd.	615,000	6,311,929
Daimler AG, Registered Shares	464,913	21,014,712
Dongfeng Motor Group Co., Ltd., Class H	2,364,000	2,455,367
Honda Motor Co., Ltd.	248,900	7,850,849
Hyundai Motor Co.	49,396	4,192,470
Nissan Motor Co., Ltd.	644,500	4,502,149
Toyota Motor Corp.	299,600	12,846,900
Automobiles Total		59,174,376
Diversified Consumer Services – 0.4%
Benesse Corp.	127,400	6,257,045
Diversified Consumer Services Total		6,257,045
Hotels, Restaurants & Leisure – 0.8%
Accor SA	99,651	5,245,805
Ctrip.com International Ltd., ADR (a)	61,100	2,990,234
OPAP SA	186,709	4,550,320
Hotels, Restaurants & Leisure Total		12,786,359
Household Durables – 0.9%
Cyrela Brazil Realty SA	288,990	3,632,500
Gafisa SA	687,553	9,962,897
Household Durables Total		13,595,397
Media – 0.6%
Daiichikosho Co., Ltd.	216,100	2,856,561
Vivendi	237,670	6,770,177
Media Total		9,626,738
Specialty Retail – 1.5%
Esprit Holdings Ltd.	1,722,700	10,435,622
Game Group PLC	2,064,565	5,486,629
USS Co., Ltd.	103,020	6,487,879
Specialty Retail Total		22,410,130
Textiles, Apparel & Luxury Goods – 0.3%
Polo Ralph Lauren Corp.	66,148	4,390,904
Youngone Corp. (a)	55,830	347,792
Youngone Holdings Co. Ltd..	14,930	265,988
Textiles, Apparel & Luxury Goods Total		5,004,684
Consumer Discretionary Total		128,854,729
Consumer Staples – 5.0%
Beverages – 1.9%
Anheuser-Busch InBev NV	693,984	29,961,262
Beverages Total		29,961,262

	Shares	Value ($)
Food & Staples Retailing – 1.8%
FamilyMart Co., Ltd.	230,400	7,131,134
Koninklijke Ahold NV	378,294	4,431,313
Matsumotokiyoshi Holdings Co., Ltd.	142,500	3,575,900
Metro AG	81,993	4,447,906
Tesco PLC	1,249,394	7,649,533
Food & Staples Retailing Total		27,235,786
Food Products – 0.8%
Nestle SA, Registered Shares	204,133	8,478,392
Toyo Suisan Kaisha Ltd.	180,000	4,584,632
Food Products Total		13,063,024
Household Products – 0.5%
Reckitt Benckiser Group PLC	159,352	7,380,689
Household Products Total		7,380,689
Consumer Staples Total		77,640,761
Energy – 10.4%
Energy Equipment & Services – 2.4%
Noble Corp.	138,097	4,837,538
Shinko Plantech Co., Ltd.	364,000	3,512,864
Transocean Ltd. (a)	387,944	29,421,673
Energy Equipment & Services Total		37,772,075
Oil, Gas & Consumable Fuels – 8.0%
Australian Worldwide Exploration Ltd. (a)	2,366,304	5,160,000
BP PLC	3,504,222	30,161,915
CNOOC Ltd.	6,232,089	8,137,430
ENI SpA	276,351	6,552,761
Petroleo Brasileiro SA, ADR	484,962	19,223,894
Reliance Industries Ltd., GDR (a)(b)	50,500	4,292,500
Repsol YPF SA	245,093	6,078,617
Royal Dutch Shell PLC, Class B	697,383	18,960,105
Suncor Energy, Inc.	270,215	8,266,271
Total SA	204,870	11,739,248
Yanzhou Coal Mining Co., Ltd., Class H	3,154,000	4,500,802
Oil, Gas & Consumable Fuels Total		123,073,543
Energy Total		160,845,618
Financials – 32.0%
Capital Markets – 4.2%
Credit Suisse Group AG, Registered Shares	532,357	27,123,109

See Accompanying Notes to Financial Statements.

Columbia Multi-Advisor International Equity Fund

August 31, 2009 (Unaudited)

Common Stocks (continued)
	Shares	Value ($)
Daiwa Securities Group, Inc.	2,960,000	18,259,430
Intermediate Capital Group PLC	1,176,406	5,738,730
Julius Baer Holding AG	176,439	8,972,746
Tokai Tokyo Financial Holdings	1,213,000	4,380,097
Capital Markets Total		64,474,112
Commercial Banks – 18.5%
Australia & New Zealand Banking Group Ltd.	729,562	13,127,962
Banco Bilbao Vizcaya Argentaria SA	1,965,574	34,913,105
Banco Santander SA	1,751,869	26,960,718
Bangkok Bank PCL, Foreign Registered Shares	1,186,200	3,836,577
Bank of China Ltd., Class H	7,793,000	3,790,697
Barclays PLC	2,794,164	17,126,192
BNP Paribas	340,692	27,434,316
DBS Group Holdings Ltd.	1,006,000	8,824,623
HSBC Holdings PLC	4,054,372	43,563,109
ICICI Bank Ltd., ADR	429,804	13,117,618
Itau Unibanco Holding SA, ADR	733,562	12,287,172
Mizuho Financial Group, Inc.	11,324,600	27,748,617
National Bank of Greece SA (a)	263,428	8,251,657
Standard Chartered PLC	676,740	15,360,319
Sumitomo Mitsui Financial Group, Inc.	194,100	8,364,761
Sumitomo Trust & Banking Co., Ltd.	740,000	4,525,094
Svenska Handelsbanken AB, Class A	379,791	9,950,343
Toronto-Dominion Bank	78,600	4,859,235
Turkiye Is Bankasi, Class C	684,566	2,715,264
Commercial Banks Total		286,757,379
Consumer Finance – 0.3%
Hitachi Capital Corp.	346,300	4,979,575
Consumer Finance Total		4,979,575
Diversified Financial Services – 0.6%
ING Groep NV (a)	606,638	9,170,731
Diversified Financial Services Total		9,170,731
Insurance – 3.8%
Baloise Holding AG, Registered Shares	101,512	9,193,503
Brit Insurance Holdings PLC	1,955,839	6,915,709
Lancashire Holdings Ltd.	355,143	2,675,978
Lincoln National Corp.	135,971	3,431,908

	Shares	Value ($)
Muenchener Rueckversicherungs- Gesellschaft AG, Registered Shares	72,915	10,874,349
Platinum Underwriters Holdings Ltd.	113,773	4,124,271
Sampo Oyj, Class A	340,182	8,144,334
Zurich Financial Services AG, Registered Shares	56,899	12,503,917
Insurance Total		57,863,969
Real Estate Investment Trusts (REITs) – 0.8%
Japan Retail Fund Investment Corp.	1,447	7,713,187
Wereldhave NV	50,880	4,988,471
Real Estate Investment Trusts (REITs) Total		12,701,658
Real Estate Management & Development – 3.8%
CapitaLand Ltd.	5,934,500	15,279,500
Cheung Kong Holdings Ltd.	1,220,000	14,434,517
Hang Lung Properties Ltd.	866,000	2,692,824
Hongkong Land Holdings Ltd.	1,557,000	6,336,990
Leopalace21 Corp.	554,200	5,014,899
Sumitomo Realty & Development Co., Ltd.	429,000	9,031,822
Sun Hung Kai Properties Ltd.	210,000	2,831,448
Swire Pacific Ltd., Class A	281,500	2,936,510
Real Estate Management & Development Total		58,558,510
Financials Total		494,505,934
Health Care – 5.6%
Biotechnology – 1.6%
Actelion Ltd., Registered Shares (a)	128,813	7,432,689
CSL Ltd.	637,580	17,357,408
Biotechnology Total		24,790,097
Life Sciences Tools & Services – 1.3%
Lonza Group AG, Registered Shares	196,874	19,336,005
Life Sciences Tools & Services Total		19,336,005
Pharmaceuticals – 2.7%
Astellas Pharma, Inc.	117,800	4,722,128
AstraZeneca PLC	121,753	5,610,068
Sanofi-Aventis SA	222,338	15,082,947
Takeda Pharmaceutical Co., Ltd.	102,800	4,142,934

See Accompanying Notes to Financial Statements.

Columbia Multi-Advisor International Equity Fund

August 31, 2009 (Unaudited)

Common Stocks (continued)
	Shares	Value ($)
Teva Pharmaceutical Industries Ltd., ADR	236,419	12,175,578
Pharmaceuticals Total		41,733,655
Health Care Total		85,859,757
Industrials – 12.2%
Aerospace & Defense – 0.3%
BAE Systems PLC	915,533	4,626,341
Aerospace & Defense Total		4,626,341
Airlines – 0.5%
Singapore Airlines Ltd.	485,000	4,328,464
Turk Hava Yollari A.O.	2,132,726	4,094,561
Airlines Total		8,423,025
Building Products – 0.6%
Daikin Industries Ltd.	246,288	8,681,619
Building Products Total		8,681,619
Commercial Services & Supplies – 0.1%
Aeon Delight Co., Ltd.	158,700	2,326,349
Commercial Services & Supplies Total		2,326,349
Construction & Engineering – 1.8%
COMSYS Holdings Corp.	261,400	3,019,936
Hochtief AG	81,980	6,065,541
JGC Corp.	217,000	4,027,501
Monadelphous Group Ltd.	284,751	3,111,883
Toyo Engineering Corp.	939,000	3,360,419
Vinci SA	140,217	7,522,986
Construction & Engineering Total		27,108,266
Electrical Equipment – 5.2%
ABB Ltd., Registered Shares (a)	497,059	9,538,426
Alstom SA	185,115	13,004,983
Gamesa Corp., Tecnologica SA	705,067	15,434,664
Schneider Electric SA	110,979	10,230,092
Vestas Wind Systems A/S (a)	455,799	32,700,981
Electrical Equipment Total		80,909,146
Industrial Conglomerates – 0.9%
DCC PLC	165,354	4,006,168
Keppel Corp. Ltd.	710,000	3,749,679
Siemens AG, Registered Shares	74,290	6,438,051
Industrial Conglomerates Total		14,193,898
Machinery – 0.4%
Demag Cranes AG	197,345	5,941,187
Machinery Total		5,941,187

	Shares	Value ($)
Professional Services – 0.7%
Atkins WS PLC	649,606	6,752,014
Teleperformance	125,710	4,318,919
Professional Services Total		11,070,933
Trading Companies & Distributors – 1.5%
Marubeni Corp.	3,842,000	19,117,098
Noble Group Ltd.	2,561,000	3,767,876
Trading Companies & Distributors Total		22,884,974
Transportation Infrastructure – 0.2%
Singapore Airport Terminal Services Ltd.	354,050	606,894
Zhejiang Expressway Co., Ltd., Class H	2,788,000	2,658,338
Transportation Infrastructure Total		3,265,232
Industrials Total		189,430,970
Information Technology – 6.6%
Electronic Equipment, Instruments & Components – 1.5%
FUJIFILM Holdings Corp.	133,500	3,981,327
HON HAI Precision Industry Co., Ltd.	4,769,337	16,083,010
Venture Corp., Ltd.	573,000	3,423,804
Electronic Equipment, Instruments & Components Total		23,488,141
Internet Software & Services – 0.3%
Baidu, Inc., ADR (a)	10,600	3,498,636
Tencent Holdings Ltd.	130,300	1,943,459
Internet Software & Services Total		5,442,095
IT Services – 0.5%
Cap Gemini SA	115,738	5,598,205
Redecard SA	142,100	1,945,233
IT Services Total		7,543,438
Office Electronics – 0.3%
Canon, Inc.	103,100	3,955,583
Office Electronics Total		3,955,583
Semiconductors & Semiconductor Equipment – 3.3%
ASML Holding NV	459,281	12,598,961
Infineon Technologies AG (a)	1,681,724	8,836,015
Sumco Corp.	213,900	4,367,652
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1,963,904	21,013,773
United Microelectronics Corp., ADR (a)	1,178,714	3,830,820
Semiconductors & Semiconductor Equipment Total		50,647,221

See Accompanying Notes to Financial Statements.

Columbia Multi-Advisor International Equity Fund

August 31, 2009 (Unaudited)

Common Stocks (continued)
	Shares	Value ($)
Software – 0.7%
Autonomy Corp. PLC (a)	277,651	5,838,821
Longtop Financial Technologies Ltd., ADR (a)	75,000	1,852,500
NSD Co., Ltd.	265,100	2,811,969
Software Total		10,503,290
Information Technology Total		101,579,768
Materials – 6.9%
Chemicals – 1.8%
BASF SE	220,568	11,506,741
Clariant AG, Registered Shares (a)	495,781	4,480,710
Israel Chemicals Ltd.	18,433	205,566
Kansai Paint Co., Ltd.	908,000	7,396,711
Makhteshim-Agan Industries Ltd.	965,252	4,422,748
Novozymes A/S, Class B	2,805	240,681
Chemicals Total		28,253,157
Construction Materials – 1.9%
Cemex SA de CV, ADR, COP (a)	1,762,679	23,408,377
CRH PLC	207,809	5,332,676
Construction Materials Total		28,741,053
Containers & Packaging – 0.4%
Toyo Seikan Kaisha Ltd.	333,300	6,956,138
Containers & Packaging Total		6,956,138
Metals & Mining – 2.8%
BlueScope Steel Ltd.	2,771,460	6,699,372
Eastern Platinum Ltd. (a)	5,695,000	2,470,998
ThyssenKrupp AG	259,722	8,824,393
Tokyo Steel Manufacturing Co., Ltd.	522,900	6,883,960
Vale SA, ADR	652,600	12,536,446
Yamato Kogyo Co., Ltd.	193,100	5,769,135
Metals & Mining Total		43,184,304
Materials Total		107,134,652
Telecommunication Services – 6.6%
Diversified Telecommunication Services – 3.5%
BCE, Inc.	238,800	5,867,751
France Telecom SA	255,974	6,509,944
Nippon Telegraph & Telephone Corp.	203,000	9,075,551
Tele2 AB, Class B	425,322	5,903,225
Telefonica SA	1,075,298	27,115,801
Diversified Telecommunication Services Total		54,472,272

	Shares	Value ($)
Wireless Telecommunication Services – 3.1%
NII Holdings, Inc. (a)	349,452	8,285,507
NTT DoCoMo, Inc.	3,365	5,182,209
Vodafone Group PLC	16,196,555	34,913,287
Wireless Telecommunication Services Total		48,381,003
Telecommunication Services Total		102,853,275
Utilities – 3.7%
Electric Utilities – 1.6%
E.ON AG	122,537	5,183,991
Enel SpA	1,893,258	11,155,252
Okinawa Electric Power Co., Inc.	122,000	7,263,622
Electric Utilities Total		23,602,865
Independent Power Producers & Energy Traders – 0.4%
Drax Group PLC	782,019	6,071,532
Independent Power Producers & Energy Traders Total		6,071,532
Multi-Utilities – 1.3%
AGL Energy Ltd.	544,623	6,426,002
RWE AG	151,974	14,074,390
Multi-Utilities Total		20,500,392
Water Utilities – 0.4%
Cia de Saneamento Basico do Estado de Sao Paulo	184,500	3,396,907
Guangdong Investment Ltd.	5,902,000	3,007,941
Water Utilities Total		6,404,848
Utilities Total		56,579,637
Total Common Stocks (cost of $1,245,130,387)		1,505,285,101
Short-Term Obligation – 2.4%
	Par ($)
Repurchase agreement with Fixed Income Clearing Corp., dated 08/31/09, due 09/01/09 at 0.140%, collateralized by a U.S. Government Agency obligation maturing 05/06/13, market value $38,089,167 (repurchase proceeds $37,338,145)	37,338,000	37,338,000
Total Short-Term Obligation (cost of $37,338,000)		37,338,000

See Accompanying Notes to Financial Statements.

Columbia Multi-Advisor International Equity Fund

August 31, 2009 (Unaudited)

Value ($)
Total Investments – 99.7% (cost of $1,282,468,387)(c)	1,542,623,101
Other Assets & Liabilities, Net – 0.3%	5,031,543
Net Assets – 100.0%	1,547,654,644

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally on foreign exchanges or to qualified institutional buyers. At August 31, 2009, this security, which is not illiquid, amounted to $4,292,500, which represents 0.3% of net assets.

(c)  Cost for federal income tax purposes is $1,282,468,387.

The following table summarizes the inputs used, as of August 31, 2009 in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$20,976,535	$107,878,194	$—	$128,854,729
Consumer Staples	—	77,640,761	—	77,640,761
Energy	66,041,876	94,803,742	—	160,845,618
Financials	44,157,194	450,348,740	—	494,505,934
Health Care	12,175,578	73,684,179	—	85,859,757
Industrials	—	189,430,970	—	189,430,970
Information Technology	32,140,962	69,438,806	—	101,579,768
Materials	38,415,821	68,718,831	—	107,134,652
Telecommunication Services	14,153,258	88,700,017	—	102,853,275
Utilities	3,396,907	53,182,730	—	56,579,637
Total Common Stocks	231,458,131	1,273,826,970	—	1,505,285,101
Total Short-Term Obligation	—	37,338,000	—	37,338,000
Total Investments	$231,458,131	$1,311,164,970	$—	$1,542,623,101

The Fund's assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

The following table reconciles asset balances for the six month period ending August 31, 2009, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of February 28, 2009	Accrued Discount/ (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers into Level 3	Net Transfers out of Level 3	Balance as of August 31, 2009
Rights Industrials
	$419,147	$—	$—	$—	$—	$—	$—	$(419,147)	$—
	$419,147	$—	$—	$—	$—	$—	$—	$(419,197)	$—

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

For more information on valuation inputs, and their aggregation into the levels used in the tables above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The Fund was invested in the following countries at August 31, 2009:

Summary of Securities by Country	Value	% of Total Investments
Japan	$268,977,164	17.4
United Kingdom	224,830,973	14.6
France	113,457,620	7.4
Spain	110,502,905	7.2
Switzerland	107,059,497	6.9
Germany	103,207,276	6.7
United States*	91,829,801	6.0
Brazil	62,985,049	4.0
Australia	51,882,627	3.4
Taiwan	40,927,604	2.7
Singapore	39,980,838	2.6
Hong Kong	39,667,911	2.6
China	34,835,405	2.3
Denmark	32,941,662	2.1
Netherlands	31,189,476	2.0
Belgium	29,961,262	1.9
Mexico	23,408,377	1.5
Canada	21,464,255	1.4

Summary of Securities by Country (continued)	Value	% of Total Investments
Italy	$17,708,013	1.2
India	17,410,118	1.1
Israel	16,803,892	1.1
Sweden	15,853,569	1.0
Greece	12,801,977	0.8
Ireland	9,338,844	0.6
Finland	8,144,334	0.5
Turkey	6,809,825	0.4
South Korea	4,806,250	0.3
Thailand	3,836,577	0.3
	$1,542,623,101	100.0

*  Includes short-term obligation.

  Certain securities are listed by country of underlying exposure but may trade predominantly on another exchange.

Acronym	Name
ADR	American Depositary Receipt
COP	Certificates of Participation
GDR	Global Depositary Receipt

See Accompanying Notes to Financial Statements.

Statements of Assets and Liabilities – International/Global Stock Funds

August 31, 2009 (Unaudited)

	($)	($)	($)	($)	($)
	Columbia Global Value Fund	Columbia International Value Fund	Columbia Marsico Global Fund	Columbia Marsico International Opportunities Fund	Columbia Multi-Advisor International Equity Fund
Assets
Unaffiliated investments, at identified cost	80,734,777	—	3,835,745	1,143,524,857	1,282,468,387
Affiliated investments, at identified cost	8,447,887	—	—	—	—
Investment in Columbia International Value Master Portfolio, at identified cost	—	1,985,839,069	—	—	—
Total investments, at identified cost	89,182,664	1,985,839,069	3,835,745	1,143,524,857	1,282,468,387
Unaffiliated investments, at value	69,443,147	—	4,622,631	1,359,453,311	1,542,623,101
Affiliated investments, at value	1,258,107	—	—	—	—
Investment in Columbia International Value Master Portfolio, at value	—	1,620,073,597	—	—	—
Total investments, at value	70,701,254	1,620,073,597	4,622,631	1,359,453,311	1,542,623,101
Cash	930	—	506	175	42,087
Foreign currency (cost of $—, $—, $—, $304,802 and $205,323, respectively)	—	—	—	305,144	205,703
Receivable for:
Investments sold	803,172	—	67,137	14,764,279	14,857,397
Fund shares sold	200	1,814,587	15	659,007	1,367,707
Dividends	167,504	—	4,890	1,578,751	3,114,352
Interest	1	—	—	284	145
Foreign tax reclaims	93,554	—	4,227	3,116,147	2,438,168
Expense reimbursement due from investment advisor	22,984	—	14,451	—	—
Other assets	10,407	30,690	18	9,354	18,862
Total Assets	71,800,006	1,621,918,874	4,713,875	1,379,886,452	1,564,667,522
Liabilities
Payable for:
Investments purchased	—	—	12,856	1,710,500	4,680,041
Fund shares repurchased	138,139	3,538,366	—	4,713,794	10,455,919
Investment advisory fee	65,128	—	3,124	986,704	862,791
Pricing and bookkeeping fees	8,399	3,167	2,726	15,850	16,213
Administration fee	7,963	220,766	—	246,118	216,257
Transfer agent fee	38,839	350,108	12,884	1,109,501	378,456
Trustees' fees	35,100	21,737	420	37,159	63,904
Audit fee	29,281	15,585	20,174	20,533	18,035
Legal fee	9,847	4,716	9,802	14,221	10,288
Custody fee	13,689	570	3,918	202,295	219,132
Distribution and service fees	35,694	145,792	1,682	113,346	7,885
Chief compliance officer expenses	179	255	92	747	322
Reports to shareholders	5,055	27,594	30,931	163,357	79,849
Interest payable	—	—	—	—	25
Other liabilities	2,650	4,897	10,427	44,692	3,761
Total Liabilities	389,963	4,333,553	109,036	9,378,817	17,012,878
Net Assets	71,410,043	1,617,585,321	4,604,839	1,370,507,635	1,547,654,644
Net Assets Consist of
Paid-in capital	158,547,820	2,129,081,274	6,414,711	2,139,537,690	2,048,149,888
Undistributed net investment income	693,265	20,998,394	4,208	10,009,951	20,255,008
Accumulated net realized loss	(69,361,694)	(166,728,875)	(2,601,155)	(994,962,746)	(780,896,038)
Net unrealized appreciation (depreciation) on:
Investments	(18,481,410)	(365,765,472)	786,886	215,928,454	260,154,714
Foreign currency translations	12,062	—	189	(5,714)	27,108
Foreign capital gains tax	—	—	—	—	(36,036)
Net Assets	71,410,043	1,617,585,321	4,604,839	1,370,507,635	1,547,654,644

See Accompanying Notes to Financial Statements.

Statements of Assets and Liabilities (continued) – International/Global Stock Funds

August 31, 2009 (Unaudited)

	Columbia Global Value Fund	Columbia International Value Fund	Columbia Marsico Global Fund	Columbia Marsico International Opportunities Fund	Columbia Multi-Advisor International Equity Fund
Class A
Net assets	$18,978,507	$349,512,946	$1,607,932	$254,952,927	$24,747,532
Shares outstanding	3,237,238	25,273,300	232,137	25,736,256	2,255,670
Net asset value per share (a)(b)	$5.86	$13.83	$6.93	$9.91	$10.97
Maximum sales charge	5.75%	5.75%	5.75%	5.75%	5.75%
Maximum offering price per share (c)	$6.22	$14.67	$7.35	$10.51	$11.64
Class B
Net assets	$8,805,389	$17,100,450	—	$19,918,808	$1,395,006
Shares outstanding	1,557,471	1,283,352	—	2,118,797	139,395
Net asset value and offering price per share (a)(b)	$5.65	$13.32	—	$9.40	$10.01
Class C
Net assets	$25,909,475	$67,345,043	$1,138,046	$49,282,443	$1,879,397
Shares outstanding	4,582,115	5,062,149	165,952	5,237,751	190,101
Net asset value and offering price per share (a)(b)	$5.65	$13.30	$6.86	$9.41	$9.89
Class R
Net assets	—	—	$864,802	$3,037,135	$201,909
Shares outstanding	—	—	125,284	307,119	18,421
Net asset value and offering price per share (b)	—	—	$6.90	$9.89	$10.96
Class Z
Net assets	$17,716,672	$1,183,626,882	$994,059	$1,043,316,322	$1,519,430,800
Shares outstanding	2,999,676	84,720,928	143,043	103,745,101	136,775,392
Net asset value and offering price per share (b)	$5.91	$13.97	$6.95	$10.06	$11.11

(a)  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)  Redemption price per share is equal to net asset value less any applicable redemption fees.

(c)  On sales of $50,000 or more the offering price is reduced.

See Accompanying Notes to Financial Statements.

Statements of Operations – International/Global Stock Funds

For the Six Months Ended August 31, 2009 (Unaudited)

	($)	($)	($)	($)	($)
	Columbia Global Value Fund	Columbia International Value Fund	Columbia Marsico Global Fund	Columbia Marsico International Opportunities Fund	Columbia Multi-Advisor International Equity Fund
Investment Income
Dividends	1,516,269	—	43,809	21,278,359	30,903,256
Dividends from affiliates	1,430	—	—	—	—
Interest	1,253	—	100	35,923	32,885
Foreign taxes withheld	(99,036)	—	(3,765)	(2,159,511)	(3,087,947)
Allocated from Master Portfolio:
Dividends	—	35,213,874	—	—	—
Interest	—	13,788	—	—	—
Foreign taxes withheld	—	(5,063,126)	—	—	—
Expenses (a)	—	(5,932,279)	—	—	—
Total Investment Income	1,419,916	24,232,257	40,144	19,154,771	27,848,194
Expenses
Investment advisory fee	314,778	—	16,039	5,023,820	4,598,421
Administration fee	35,210	1,117,348	—	1,311,551	1,126,474
Distribution fee:
Class B	31,511	68,852	—	67,943	4,793
Class C	88,355	220,219	3,776	169,395	6,249
Class R	—	—	1,909	7,272	408
Service fee:
Class B	10,504	22,950	—	22,648	1,598
Class C	29,452	73,363	1,259	56,465	2,083
Distribution and service fees—Class A	21,837	374,813	1,707	290,147	26,661
Pricing and bookkeeping fees	29,768	19,000	8,275	75,336	75,888
Transfer agent fee	80,072	737,562	5,604	1,369,871	918,836
Trustees' fees	16,376	5,326	7,268	16,284	13,524
Custody fee	15,732	1,838	9,292	219,698	275,181
Registration fees	26,496	37,810	17,296	62,744	34,316
Audit fee	25,482	11,854	21,678	24,702	24,726
Legal fees	24,840	12,840	21,804	27,232	24,564
Reports to shareholders	29,624	103,110	27,508	184,368	101,200
Chief compliance officer expenses	368	566	276	920	552
Other expenses	4,723	7,502	39	42,833	31,597
Expenses before interest expense	785,128	2,814,953	143,730	8,973,229	7,267,071
Interest expense	391	—	—	—	153
Interest expense allocated from Master Portfolio	—	45	—	—	—
Total Expenses	785,519	2,814,998	143,730	8,973,229	7,267,224
Fees waived by transfer agent	(11,254)	—	—	—	—
Fees waived or expenses reimbursed by investment advisor	(108,484)	—	(107,880)	—	—
Expense reductions	—	— *	—	(2)	(9)
Net Expenses	665,781	2,814,998	35,850	8,973,227	7,267,215
Net Investment Income	754,135	21,417,259	4,294	10,181,544	20,580,979

See Accompanying Notes to Financial Statements.

Statements of Operations (continued) – International/Global Stock Funds

For the Six Months Ended August 31, 2009 (Unaudited)

	($)	($)	($)	($)	($)
	Columbia Global Value Fund	Columbia International Value Fund	Columbia Marsico Global Fund	Columbia Marsico International Opportunities Fund	Columbia Multi-Advisor International Equity Fund
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency
Net realized gain (loss) on:
Investments	(34,159,881)	—	(492,754)	(165,872,908)	(235,965,633)
Foreign currency transactions	12,925	—	(753)	(326,116)	(643,771)
Allocated from Master Portfolio:
Investments	—	(134,313,968)	—	—	—
Foreign currency transactions	—	(8,238)	—	—	—
Net realized loss	(34,146,956)	(134,322,206)	(493,507)	(166,199,024)	(236,609,404)
Net change in unrealized appreciation (depreciation) on:
Investments	60,652,386	—	1,747,796	644,317,293	768,339,846
Foreign currency translations	7,930	—	297	388,333	294,693
Foreign capital gains tax	—	—	—	—	(36,036)
Allocated from Master Portfolio:
Investments	—	614,055,540	—	—	—
Net change in unrealized appreciation (depreciation)	60,660,316	614,055,540	1,748,093	644,705,626	768,598,503
Net Gain	26,513,360	479,733,334	1,254,586	478,506,602	531,989,099
Net Increase Resulting from Operations	27,267,495	501,150,593	1,258,880	488,688,146	552,570,078

*  Rounds to less than $1.00.

(a)  Expenses allocated from Master Portfolio include the Fund's pro-rata portion of the Master Portfolio's investment advisory, administration, pricing and bookkeeping, Trustees' fees and other expenses.

See Accompanying Notes to Financial Statements.

Statements of Changes in Net Assets – International/Global Stock Funds

Increase (Decrease) in Net Assets	Columbia Global Value Fund		Columbia International Value Fund				Columbia Marsico Global Fund
	(Unaudited) Six Months Ended August 31, 2009 ($)	Year Ended February 28, 2009 ($)	(Unaudited) Six Months Ended August 31, 2009 ($)		Year Ended February 28, 2009 ($)		(Unaudited) Six Months Ended August 31, 2009 ($)	Period Ended February 28, 2009 ($)(a)
Operations
Net investment income (loss)	754,135	3,557,259	21,417,259	(b)	68,577,762	(b)	4,294	(2,724)
Net realized gain (loss) on investments and foreign currency transactions	(34,146,956)	(35,267,032)	(134,322,206	)(b)	612,141	(b)	(493,507)	(2,110,222)
Net change in unrealized appreciation (depreciation) on investments, foreign currency translations and foreign capital gains tax	60,660,316	(61,349,407)	614,055,540	(b)	(1,063,642,912	)(b)	1,748,093	(961,018)
Net increase (decrease) resulting from operations	27,267,495	(93,059,180)	501,150,593		(994,453,009)		1,258,880	(3,073,964)
Distributions to Shareholders
From net investment income:
Class A	(901,429)	—	—		(15,716,871)		—	—
Class B	(368,815)	—	—		(961,592)		—	—
Class C	(1,033,688)	—	—		(2,426,795)		—	—
Class R	—	—	—		—		—	—
Class Z	(1,181,811)	(167,262)	—		(48,475,840)		—	—
From net realized gains:
Class A	—	(6,633,069)	—		(70,649,622)		—	—
Class B	—	(1,846,971)	—		(4,728,265)		—	—
Class C	—	(5,823,816)	—		(10,603,426)		—	—
Class R	—	—	—		—		—	—
Class Z	—	(4,631,685)	—		(153,916,735)		—	—
From return of capital:
Class A	—	—	—		(287,483)		—	—
Class B	—	—	—		(21,779)		—	—
Class C	—	—	—		(46,825)		—	—
Class Z	—	—	—		(732,864)		—	—
Total distributions to shareholders	(3,485,743)	(19,102,803)	—		(308,568,097)		—	—
Net Capital Stock Transactions	(17,801,600)	(69,889,382)	(37,727,598)		(491,788,857)		19,310	6,400,396
Redemption Fees	1,220	1,213	34,172		46,200		—	217
Increase from regulatory settlements	—	—	417,242		—		—	—
Total increase (decrease) in net assets	5,981,372	(182,050,152)	463,874,409		(1,794,763,763)		1,278,190	3,326,649
Net Assets
Beginning of period	65,428,671	247,478,823	1,153,710,912		2,948,474,675		3,326,649	—
End of period	71,410,043	65,428,671	1,617,585,321		1,153,710,912		4,604,839	3,326,649
Undistributed (overdistributed) net investment income at end of period	693,265	3,424,873	20,998,394		(418,865)		4,208	—
Accumulated net investment loss, at end of period	—	—	—		—		—	(86)

(a)  The Fund commenced operations on April 30, 2008.

(b)  Allocated from Master Portfolio.

See Accompanying Notes to Financial Statements.

Increase (Decrease) in Net Assets	Columbia Marsico International Opportunities Fund		Columbia Multi-Advisor International Equity Fund
	(Unaudited) Six Months Ended August 31, 2009 ($)	Year Ended February 28, 2009 ($)	(Unaudited) Six Months Ended August 31, 2009 ($)	Year Ended February 28, 2009 ($)
Operations
Net investment income (loss)	10,181,544	29,529,687	20,580,979	46,475,156
Net realized gain (loss) on investments and foreign currency transactions	(166,199,024)	(809,465,919)	(236,609,404)	(531,975,204)
Net change in unrealized appreciation (depreciation) on investments, foreign currency translations and foreign capital gains tax	644,705,626	(903,111,442)	768,598,503	(858,099,830)
Net increase (decrease) resulting from operations	488,688,146	(1,683,047,674)	552,570,078	(1,343,599,878)
Distributions to Shareholders
From net investment income:
Class A	(4,644,874)	—	(450,942)	(158,648)
Class B	(198,374)	—	(27,797)	—
Class C	(496,560)	—	(36,848)	—
Class R	(44,810)	—	(3,405)	(528)
Class Z	(21,570,638)	—	(29,217,941)	(16,730,152)
From net realized gains:
Class A	—	(5,202,687)	—	(512,920)
Class B	—	(370,849)	—	(40,298)
Class C	—	(963,694)	—	(50,546)
Class R	—	(34,263)	—	(2,479)
Class Z	—	(20,805,912)	—	(31,250,024)
From return of capital:
Class A	—	—	—	—
Class B	—	—	—	—
Class C	—	—	—	—
Class Z	—	—	—	—
Total distributions to shareholders	(26,955,256)	(27,377,405)	(29,736,933)	(48,745,595)
Net Capital Stock Transactions	(169,874,017)	(459,278,854)	(154,380,815)	(31,050,681)
Redemption Fees	27,684	235,668	35,944	166,089
Increase from regulatory settlements	—	—	4,074,606	—
Total increase (decrease) in net assets	291,886,557	(2,169,468,265)	372,562,880	(1,423,230,065)
Net Assets
Beginning of period	1,078,621,078	3,248,089,343	1,175,091,764	2,598,321,829
End of period	1,370,507,635	1,078,621,078	1,547,654,644	1,175,091,764
Undistributed (overdistributed) net investment income at end of period	10,009,951	26,783,663	20,255,008	29,410,962
Accumulated net investment loss, at end of period	—	—	—	—

See Accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (continued) – Capital Stock Activity

	Columbia Global Value Fund
	(Unaudited) Six Months Ended August 31, 2009		Year Ended February 28, 2009
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	235,095	1,203,315	865,805	6,593,927
Distributions reinvested	149,841	755,198	517,133	4,219,803
Redemptions	(1,017,158)	(4,941,111)	(6,655,682)	(40,173,276)
Net decrease	(632,222)	(2,982,598)	(5,272,744)	(29,359,546)
Class B
Subscriptions	10,044	48,814	42,932	335,049
Distributions reinvested	61,838	300,534	177,419	1,396,290
Redemptions	(376,926)	(1,828,855)	(893,872)	(5,834,103)
Net decrease	(305,044)	(1,479,507)	(673,521)	(4,102,764)
Class C
Subscriptions	51,641	251,491	215,776	1,698,276
Distributions reinvested	142,060	691,830	492,408	3,875,249
Redemptions	(985,705)	(4,454,573)	(3,337,025)	(21,170,736)
Net decrease	(792,004)	(3,511,252)	(2,628,841)	(15,597,211)
Class Z
Subscriptions	91,269	443,147	1,946,837	8,797,728
Distributions reinvested	35,230	178,616	141,253	1,159,690
Redemptions	(2,057,368)	(10,450,006)	(4,269,948)	(30,787,279)
Net decrease	(1,930,869)	(9,828,243)	(2,181,858)	(20,829,861)

See Accompanying Notes to Financial Statements.

	Columbia International Value Fund
	(Unaudited) Six Months Ended August 31, 2009		Year Ended February 28, 2009
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	4,717,645	55,984,974	5,188,262	80,701,279
Distributions reinvested	—	—	4,682,704	72,546,804
Redemptions	(5,085,827)	(59,605,733)	(30,092,388)	(455,400,344)
Net decrease	(368,182)	(3,620,759)	(20,221,422)	(302,152,261)
Class B
Subscriptions	31,822	395,423	45,185	681,538
Distributions reinvested	—	—	314,164	4,676,823
Redemptions	(809,789)	(8,905,140)	(1,870,593)	(28,024,189)
Net decrease	(777,967)	(8,509,717)	(1,511,244)	(22,665,828)
Class C
Subscriptions	240,603	2,853,568	242,479	3,574,333
Distributions reinvested	—	—	597,194	8,774,413
Redemptions	(657,828)	(7,023,898)	(2,276,085)	(31,995,645)
Net decrease	(417,225)	(4,170,330)	(1,436,412)	(19,646,899)
Class Z
Subscriptions	18,001,073	220,383,028	23,409,638	347,508,796
Distributions reinvested	—	—	8,033,128	120,862,229
Redemptions	(22,256,380)	(241,809,820)	(41,267,291)	(615,694,894)
Net decrease	(4,255,307)	(21,426,792)	(9,824,525)	(147,323,869)

See Accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (continued) – Capital Stock Activity

	Columbia Marsico Global Fund
	(Unaudited) Six Months Ended August 31, 2009		Period Ended February 28, 2009 (a)
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	25,568	158,035	241,432	2,213,067
Distributions reinvested	—	—	—	—
Redemptions	(16,891)	(86,086)	(17,972)	(115,674)
Net increase (decrease)	8,677	71,949	223,460	2,097,393
Class B
Subscriptions	—	—	—	—
Distributions reinvested	—	—	—	—
Redemptions	—	—	—	—
Net decrease	—	—	—	—
Class C
Subscriptions	5,393	35,000	191,782	1,718,833
Distributions reinvested	—	—	—	—
Redemptions	(18,610)	(98,147)	(12,613)	(88,797)
Net increase (decrease)	(13,217)	(63,147)	179,169	1,630,036
Class R
Subscriptions	252	1,508	125,032	1,250,177
Distributions reinvested	—	—	—	—
Redemptions	—	—	—	—
Net increase (decrease)	252	1,508	125,032	1,250,177
Class Z
Subscriptions	1,553	10,000	141,647	1,422,790
Distributions reinvested	—	—	—	—
Redemptions	(157)	(1,000)	—	—
Net increase (decrease)	1,396	9,000	141,647	1,422,790

See Accompanying Notes to Financial Statements.

	Columbia Marsico International Opportunities Fund
	(Unaudited) Six Months Ended August 31, 2009		Year Ended February 28, 2009
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	2,033,482	17,448,200	13,475,313	159,192,848
Distributions reinvested	492,559	4,354,221	327,476	4,754,957
Redemptions	(6,089,607)	(49,876,611)	(25,620,827)	(233,324,059)
Net increase (decrease)	(3,563,566)	(28,074,190)	(11,818,038)	(69,376,254)
Class B
Subscriptions	60,696	490,124	331,625	3,946,145
Distributions reinvested	20,640	173,374	23,218	320,175
Redemptions	(357,550)	(2,745,822)	(1,147,897)	(11,572,046)
Net decrease	(276,214)	(2,082,324)	(793,054)	(7,305,726)
Class C
Subscriptions	158,311	1,319,459	1,236,446	14,495,661
Distributions reinvested	46,862	394,107	51,163	705,538
Redemptions	(1,022,607)	(7,860,197)	(3,125,022)	(29,145,367)
Net increase (decrease)	(817,434)	(6,146,631)	(1,837,413)	(13,944,168)
Class R
Subscriptions	64,546	535,740	282,635	3,014,362
Distributions reinvested	4,799	42,373	2,314	33,555
Redemptions	(147,184)	(1,284,490)	(155,739)	(1,676,928)
Net increase (decrease)	(77,839)	(706,377)	129,210	1,370,989
Class Z
Subscriptions	7,863,287	70,240,435	29,968,893	355,905,964
Distributions reinvested	805,474	7,225,105	459,765	6,781,537
Redemptions	(24,850,747)	(210,330,035)	(78,938,540)	(732,711,196)
Net increase (decrease)	(16,181,986)	(132,864,495)	(48,509,882)	(370,023,695)

See Accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (continued) – Capital Stock Activity

	Columbia Multi-Advisor International Equity Fund
	(Unaudited) Six Months Ended August 31, 2009		Year Ended February 28, 2009
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	89,942	854,933	303,061	4,101,058
Distributions reinvested	37,975	369,125	42,175	554,054
Redemptions	(149,286)	(1,328,767)	(710,083)	(7,743,019)
Net decrease	(21,369)	(104,709)	(364,847)	(3,087,907)
Class B
Subscriptions	3,826	34,200	30,582	351,078
Distributions reinvested	2,639	23,435	2,408	34,273
Redemptions	(28,149)	(231,715)	(117,000)	(1,367,398)
Net decrease	(21,684)	(174,080)	(84,010)	(982,047)
Class C
Subscriptions	13,241	116,588	38,313	416,847
Distributions reinvested	2,857	25,056	2,181	30,637
Redemptions	(26,289)	(224,592)	(110,481)	(1,137,680)
Net decrease	(10,191)	(82,948)	(69,987)	(690,196)
Class R
Subscriptions	3,177	27,734	3,071	34,167
Distributions reinvested	275	2,667	177	2,416
Redemptions	(43)	(442)	(688)	(7,675)
Net increase	3,409	29,959	2,560	28,908
Class Z
Subscriptions	8,882,682	81,979,414	38,249,816	449,368,814
Distributions reinvested	1,362,593	13,394,288	1,836,310	23,496,332
Redemptions	(27,094,951)	(249,422,739)	(46,138,899)	(499,184,585)
Net decrease	(16,849,676)	(154,049,037)	(6,052,773)	(26,319,439)

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Global Value Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 28,		Year Ended February 29,		Period Ended February 28,		Year Ended March 31,
Class A Shares	2009		2009		2008		2007 (a)		2006 (b)		2005	2004
Net Asset Value, Beginning of Period	$4.14		$9.33		$13.43		$12.64		$11.98		$12.04	$7.18
Income from Investment Operations:
Net investment income (c)	0.06		0.18		0.19	(d)	0.14		0.16		0.11	0.05
Net realized and unrealized gain (loss) on investments and foreign currency	1.93		(4.58)		(1.21)		2.07		1.76		0.85	4.96
Total from investment operations	1.99		(4.40)		(1.02)		2.21		1.92		0.96	5.01
Less Distributions to Shareholders:
From net investment income	(0.27)		—		(0.19)		(0.12)		(0.17)		(0.11)	(0.04)
From net realized gains	—		(0.79)		(2.89)		(1.30)		(1.09)		(0.91)	(0.11)
Total distributions to shareholders	(0.27)		(0.79)		(3.08)		(1.42)		(1.26)		(1.02)	(0.15)
Redemption Fees:
Redemption fees added to paid-in-capital (e)	—		—		—		—		—		—	—
Net Asset Value, End of Period	$5.86		$4.14		$9.33		$13.43		$12.64		$11.98	$12.04
Total return (f)	49.23	%(g)(h)	(51.34	)%(h)	(10.43	)%(h)	19.27	%(g)(h)	16.97%		8.64%	70.00%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (i)	1.63	%(j)	1.60%		1.51%		1.53	%(j)	1.45%		1.52%	1.55%
Interest expense	—	%(j)(k)	—	%(k)	—	%(k)	—	%(j)(k)	—	%(k)	—	—
Net expenses (i)	1.63	%(j)	1.60%		1.51%		1.53	%(j)	1.45%		1.52%	1.55%
Waiver/Reimbursement	0.34	%(j)	0.03%		0.01%		0.01	%(j)	—		—	—
Net investment income (i)	2.36	%(j)	2.45%		1.50%		1.17	%(j)	1.32%		0.94%	0.44%
Portfolio turnover rate	2	%(g)	10%		38%		12	%(g)	16%		18%	28%
Net assets, end of period (000s)	$18,979		$16,031		$85,257		$114,224		$119,611		$126,679	$127,609

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  On August 22, 2005, the Fund's Investor A shares were renamed Class A shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.05 per share.

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(g)  Not annualized.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

(k)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Global Value Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 28,		Year Ended February 29,		Period Ended February 28,		Year Ended March 31,
Class B Shares	2009		2009		2008		2007 (a)		2006 (b)		2005	2004
Net Asset Value, Beginning of Period	$3.98		$9.05		$13.12		$12.40		$11.78		$11.86	$7.11
Income from Investment Operations:
Net investment income (loss) (c)	0.04		0.12		0.10	(d)	0.05		0.07		0.02	(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency	1.85		(4.40)		(1.17)		2.02		1.71		0.84	4.89
Total from investment operations	1.89		(4.28)		(1.07)		2.07		1.78		0.86	4.86
Less Distributions to Shareholders:
From net investment income	(0.22)		—		(0.11)		(0.05)		(0.07)		(0.03)	—
From net realized gains	—		(0.79)		(2.89)		(1.30)		(1.09)		(0.91)	(0.11)
Total distributions to shareholders	(0.22)		(0.79)		(3.00)		(1.35)		(1.16)		(0.94)	(0.11)
Redemption Fees:
Redemption fees added to paid-in-capital	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	— (e)
Net Asset Value, End of Period	$5.65		$3.98		$9.05		$13.12		$12.40		$11.78	$11.86
Total return (f)	48.42	%(g)(h)	(51.61	)%(h)	(11.08	)%(h)	18.44	%(g)(h)	16.08%		7.85%	68.56%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (i)	2.38	%(j)	2.35%		2.26%		2.28	%(j)	2.20%		2.27%	2.30%
Interest expense	—	%(j)(k)	—	%(k)	—	%(k)	—	%(j)(k)	—	%(k)	—	—
Net expenses (i)	2.38	%(j)	2.35%		2.26%		2.28	%(j)	2.20%		2.27%	2.30%
Waiver/Reimbursement	0.34	%(j)	0.03%		0.01%		0.01	%(j)	—		—	—
Net investment income (loss) (i)	1.64	%(j)	1.67%		0.76%		0.41	%(j)	0.58%		0.19%	(0.31)%
Portfolio turnover rate	2	%(g)	10%		38%		12	%(g)	16%		18%	28%
Net assets, end of period (000s)	$8,805		$7,408		$22,943		$32,635		$32,564		$34,324	$35,343

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  On August 22, 2005, the Fund's Investor B shares were renamed Class B shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.05 per share.

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g)  Not annualized.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

(k)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Global Value Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 28,		Year Ended February 29,		Period Ended February 28,		Year Ended March 31,
Class C Shares	2009		2009		2008		2007 (a)		2006 (b)		2005	2004
Net Asset Value, Beginning of Period	$3.98		$9.05		$13.13		$12.41		$11.78		$11.86	$7.11
Income from Investment Operations:
Net investment income (loss) (c)	0.04		0.12		0.09	(d)	0.04		0.07		0.02	(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency	1.85		(4.40)		(1.17)		2.03		1.72		0.84	4.89
Total from investment operations	1.89		(4.28)		(1.08)		2.07		1.79		0.86	4.86
Less Distributions to Shareholders:
From net investment income	(0.22)		—		(0.11)		(0.05)		(0.07)		(0.03)	—
From net realized gains	—		(0.79)		(2.89)		(1.30)		(1.09)		(0.91)	(0.11)
Total distributions to shareholders	(0.22)		(0.79)		(3.00)		(1.35)		(1.16)		(0.94)	(0.11)
Redemption Fees:
Redemption fees added to paid-in-capital	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	— (e)
Net Asset Value, End of Period	$5.65		$3.98		$9.05		$13.13		$12.41		$11.78	$11.86
Total return (f)	48.41	%(g)(h)	(51.61	)%(h)	(11.14	)%(h)	18.44	%(g)(h)	16.16%		7.84%	68.56%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (i)	2.38	%(j)	2.35%		2.26%		2.28	%(j)	2.20%		2.27%	2.30%
Interest expense	—	%(j)(k)	—	%(k)	—	%(k)	—	%(j)(k)	—	%(k)	—	—
Net expenses (i)	2.38	%(j)	2.35%		2.26%		2.28	%(j)	2.20%		2.27%	2.30%
Waiver/Reimbursement	0.34	%(j)	0.03%		0.01%		0.01	%(j)	—		—	—
Net investment income (loss) (i)	1.57	%(j)	1.69%		0.74%		0.39	%(j)	0.58%		0.19%	(0.31)%
Portfolio turnover rate	2	%(g)	10%		38%		12	%(g)	16%		18%	28%
Net assets, end of period (000s)	$25,909		$21,375		$72,405		$97,465		$92,558		$98,850	$101,025

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  On August 22, 2005, the Fund's Investor C shares were renamed Class C shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.05 per share.

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g)  Not annualized.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

(k)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Global Value Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 28,		Year Ended February 29,		Period Ended February 28,		Year Ended March 31,
Class Z Shares	2009		2009		2008		2007 (a)		2006 (b)		2005	2004
Net Asset Value, Beginning of Period	$4.18		$9.40		$13.53		$12.72		$12.04		$12.10	$7.21
Income from Investment Operations:
Net investment income (c)	0.07		0.21		0.23	(d)	0.17		0.20		0.14	0.07
Net realized and unrealized gain (loss) on investments and foreign currency	1.95		(4.61)		(1.23)		2.09		1.77		0.85	4.99
Total from investment operations	2.02		(4.40)		(1.00)		2.26		1.97		0.99	5.06
Less Distributions to Shareholders:
From net investment income	(0.29)		(0.03)		(0.24)		(0.15)		(0.20)		(0.14)	(0.06)
From net realized gains	—		(0.79)		(2.89)		(1.30)		(1.09)		(0.91)	(0.11)
Total distributions to shareholders	(0.29)		(0.82)		(3.13)		(1.45)		(1.29)		(1.05)	(0.17)
Redemption Fees:
Redemption fees added to paid-in-capital (e)	—		—		—		—		—		—	—
Net Asset Value, End of Period	$5.91		$4.18		$9.40		$13.53		$12.72		$12.04	$12.10
Total return (f)	49.50	%(g)(h)	(51.10	)%(h)	(10.26	)%(h)	19.54	%(g)(h)	17.34%		8.84%	70.38%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (i)	1.38	%(j)	1.35%		1.26%		1.28	%(j)	1.20%		1.27%	1.30%
Interest expense	—	%(j)(k)	—	%(k)	—	%(k)	—	%(j)(k)	—	%(k)	—	—
Net expenses (i)	1.38	%(j)	1.35%		1.26%		1.28	%(j)	1.20%		1.27%	1.30%
Waiver/Reimbursement	0.34	%(j)	0.03%		0.01%		0.01	%(j)	—		—	—
Net investment income (i)	2.87	%(j)	2.81%		1.77%		1.42	%(j)	1.60%		1.19%	0.69%
Portfolio turnover rate	2	%(g)	10%		38%		12	%(g)	16%		18%	28%
Net assets, end of period (000s)	$17,717		$20,615		$66,875		$117,125		$117,072		$134,337	$144,242

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  On August 22, 2005, the Fund's Primary A shares were renamed Class Z shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.05 per share.

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Not annualized.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

(k)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia International Value Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 28,		Period Ended February 29,		Year Ended March 31,
Class A Shares (a)	2009		2009		2008 (b)		2007		2006 (c)		2005		2004
Net Asset Value, Beginning of Period	$9.40		$18.95		$26.02		$24.97		$22.34		$20.64		$11.62
Income from Investment Operations:
Net investment income (d)	0.18		0.52		0.65		0.29		0.31		0.23		0.15
Net realized and unrealized gain (loss) on investments and foreign currency	4.25		(7.83)		(1.95)		4.34		4.73		2.51		9.04
Total from investment operations	4.43		(7.31)		(1.30)		4.63		5.04		2.74		9.19
Less Distributions to Shareholders:
From net investment income	—		(0.53)		(0.68)		(0.34)		(0.35)		(0.25)		(0.17)
From net realized gains	—		(1.70)		(5.09)		(3.24)		(2.06)		(0.79)		—
From return of capital	—		(0.01)		—		—		—		—		—
Total distributions to shareholders	—		(2.24)		(5.77)		(3.58)		(2.41)		(1.04)		(0.17)
Redemption Fees:
Redemption fees added to paid-in-capital (e)	—		—		—		—		—		—		—
Increase from regulatory settlements	—	(e)	—		—		—		—		—		—
Net Asset Value, End of Period	$13.83		$9.40		$18.95		$26.02		$24.97		$22.34		$20.64
Total return (f)	47.13	%(g)	(42.59)%		(7.28	)%(g)	20.46%		24.28%		13.38%		79.17%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense	1.44	%(h)(i)	1.38	%(h)	1.32	%(h)(i)	1.30	%(h)	1.27%		1.33%		1.36%
Interest expense	—	%(i)(j)	—	%(j)	—	%(i)(j)	—	%(j)	—	%(j)	—		—
Net expenses	1.44	%(h)(i)	1.38	%(h)	1.32	%(h)(i)	1.30	%(h)	1.27%		1.33%		1.36%
Waiver/Reimbursement	—		—		—		—		0.06	%(k)	0.07	%(k)	0.09	%(k)
Net investment income	3.08	%(h)(i)	3.31	%(h)	2.71	%(h)(i)	1.15	%(h)	1.38%		1.10%		0.89%
Net assets, end of period (000s)	$349,513		$241,097		$868,942		$1,073,616		$1,010,361		$906,848		$792,857

(a)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia International Value Master Portfolio.

(b)  The Fund changed its fiscal year end from March 31 to February 29. Per share data and total return reflect activity from April 1, 2007 through February 29, 2008.

(c)  On August 22, 2005, the Fund's Investor A shares were renamed Class A shares.

(d)  Per share data was calculated using the average shares outstanding during the period.

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(g)  Not annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

(k)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been -%, 0.04% and 0.06% for the years March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia International Value Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 28,		Period Ended February 29,		Year Ended March 31,
Class B Shares (a)	2009		2009		2008 (b)		2007		2006 (c)		2005		2004
Net Asset Value, Beginning of Period	$9.09		$18.39		$25.43		$24.54		$22.00		$20.35		$11.47
Income from Investment Operations:
Net investment income (d)	0.15		0.37		0.49		0.11		0.15		0.08		0.02
Net realized and unrealized gain (loss) on investments and foreign currency	4.08		(7.53)		(1.91)		4.22		4.63		2.45		8.91
Total from investment operations	4.23		(7.16)		(1.42)		4.33		4.78		2.53		8.93
Less Distributions to Shareholders:
From net investment income	—		(0.43)		(0.53)		(0.20)		(0.18)		(0.09)		(0.05)
From net realized gains	—		(1.70)		(5.09)		(3.24)		(2.06)		(0.79)		—
From return of capital	—		(0.01)		—		—		—		—		—
Total distributions to shareholders	—		(2.14)		(5.62)		(3.44)		(2.24)		(0.88)		(0.05)
Redemption Fees:
Redemption fees added to paid-in-capital (e)	—		—		—		—		—		—		—
Increase from regulatory settlements	—	(e)	—		—		—		—		—		—
Net Asset Value, End of Period	$13.32		$9.09		$18.39		$25.43		$24.54		$22.00		$20.35
Total return (f)	46.53	%(g)	(43.01)%		(7.90	)%(g)	19.51%		23.36%		12.54%		77.89%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense	2.19	%(h)(i)	2.13	%(h)	2.07	%(h)(i)	2.05	%(h)	2.02%		2.08%		2.11%
Interest expense	—	%(i)(j)	—	%(j)	—	%(i)(j)	—	%(j)	—	%(j)	—		—
Net expenses	2.19	%(h)(i)	2.13	%(h)	2.07	%(h)(i)	2.05	%(h)	2.02%		2.08%		2.11%
Waiver/Reimbursement	—		—		—		—		0.06	%(k)	0.07	%(k)	0.09	%(k)
Net investment income	2.65	%(h)(i)	2.43	%(h)	2.10	%(h)(i)	0.45	%(h)	0.67%		0.35%		0.14%
Net assets, end of period (000s)	$17,100		$18,743		$65,705		$110,726		$114,932		$111,402		$112,798

(a)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia International Value Master Portfolio.

(b)  The Fund changed its fiscal year end from March 31 to February 29. Per share data and total return reflect activity from April 1, 2007 through February 29, 2008.

(c)  On August 22, 2005, the Fund's Investor B shares were renamed Class B shares.

(d)  Per share data was calculated using the average shares outstanding during the period.

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g)  Not annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

(k)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been -%, 0.04% and 0.06% for the years March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia International Value Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 28,		Period Ended February 29,		Year Ended March 31,
Class C Shares (a)	2009		2009		2008 (b)		2007		2006 (c)		2005		2004
Net Asset Value, Beginning of Period	$9.08		$18.37		$25.40		$24.52		$21.98		$20.33		$11.46
Income from Investment Operations:
Net investment income (d)	0.14		0.34		0.46		0.10		0.15		0.08		0.02
Net realized and unrealized gain (loss) on investments and foreign currency	4.08		(7.49)		(1.87)		4.22		4.63		2.45		8.90
Total from investment operations	4.22		(7.15)		(1.41)		4.32		4.78		2.53		8.92
Less Distributions to Shareholders:
From net investment income	—		(0.43)		(0.53)		(0.20)		(0.18)		(0.09)		(0.05)
From net realized gains	—		(1.70)		(5.09)		(3.24)		(2.06)		(0.79)		—
From return of capital	—		(0.01)		—		—		—		—		—
Total distributions to shareholders	—		(2.14)		(5.62)		(3.44)		(2.24)		(0.88)		(0.05)
Redemption Fees:
Redemption fees added to paid-in-capital (e)	—		—		—		—		—		—		—
Increase from regulatory settlements	—	(e)	—		—		—		—		—		—
Net Asset Value, End of Period	$13.30		$9.08		$18.37		$25.40		$24.52		$21.98		$20.33
Total return (f)	46.48	%(g)	(43.00)%		(7.86	)%(g)	19.48%		23.38%		12.54%		77.85%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense	2.19	%(h)(i)	2.13	%(h)	2.07	%(h)(i)	2.05	%(h)	2.02%		2.08%		2.11%
Interest expense	—	%(i)(j)	—	%(j)	—	%(i)(j)	—	%(j)	—	%(j)	—		—
Net expenses	2.19	%(h)(i)	2.13	%(h)	2.07	%(h)(i)	2.05	%(h)	2.02%		2.08%		2.11%
Waiver/Reimbursement	—		—		—		—		0.06	%(k)	0.07	%(k)	0.09	%(k)
Net investment income	2.39	%(h)(i)	2.28	%(h)	1.99	%(h)(i)	0.42	%(h)	0.67%		0.35%		0.14%
Net assets, end of period (000s)	$67,345		$49,750		$127,020		$170,731		$168,819		$162,797		$170,702

(a)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia International Value Master Portfolio.

(b)  The Fund changed its fiscal year end from March 31 to February 29. Per share data and total return reflect activity from April 1, 2007 through February 29, 2008.

(c)  On August 22, 2005, the Fund's Investor C shares were renamed Class C shares.

(d)  Per share data was calculated using the average shares outstanding during the period.

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g)  Not annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

(k)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been -%, 0.04% and 0.06% for the years March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia International Value Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 28,		Period Ended February 29,		Year Ended March 31,
Class Z Shares (a)	2009		2009		2008 (b)		2007		2006 (c)		2005		2004
Net Asset Value, Beginning of Period	$9.49		$19.10		$26.17		$25.09		$22.42		$20.71		$11.65
Income from Investment Operations:
Net investment income (d)	0.20		0.50		0.73		0.36		0.38		0.29		0.19
Net realized and unrealized gain (loss) on investments and foreign currency	4.28		(7.83)		(1.98)		4.35		4.75		2.51		9.07
Total from investment operations	4.48		(7.33)		(1.25)		4.71		5.13		2.80		9.26
Less Distributions to Shareholders:
From net investment income	—		(0.57)		(0.73)		(0.39)		(0.40)		(0.30)		(0.20)
From net realized gains	—		(1.70)		(5.09)		(3.24)		(2.06)		(0.79)		—
From return of capital	—		(0.01)		—		—		—		—		—
Total distributions to shareholders	—		(2.28)		(5.82)		(3.63)		(2.46)		(1.09)		(0.20)
Redemption Fees:
Redemption fees added to paid-in-capital (e)	—		—		—		—		—		—		—
Increase from regulatory settlements	—	(e)	—		—		—		—		—		—
Net Asset Value, End of Period	$13.97		$9.49		$19.10		$26.17		$25.09		$22.42		$20.71
Total return (f)	47.21	%(g)	(42.41)%		(7.05	)%(g)	20.70%		24.66%		13.63%		79.67%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense	1.19	%(h)(i)	1.13	%(h)	1.07	%(h)(i)	1.05	%(h)	1.02%		1.08%		1.11%
Interest expense	—	%(i)(j)	—	%(j)	—	%(i)(j)	—	%(j)	—	%(j)	—		—
Net expenses	1.19	%(h)(i)	1.13	%(h)	1.07	%(h)(i)	1.05	%(h)	1.02%		1.08%		1.11%
Waiver/Reimbursement	—		—		—		—		0.06	%(k)	0.07	%(k)	0.09	%(k)
Net investment income	3.30	%(h)(i)	3.20	%(h)	3.04	%(h)(i)	1.43	%(h)	1.69%		1.35%		1.14%
Net assets, end of period (000s)	$1,183,627		$844,122		$1,886,808		$2,651,855		$2,585,390		$2,577,677		$2,488,701

(a)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia International Value Master Portfolio.

(b)  The Fund changed its fiscal year end from March 31 to February 29. Per share data and total return reflect activity from April 1, 2007 through February 29, 2008.

(c)  On August 22, 2005, the Fund's Primary A shares were renamed Class Z shares.

(d)  Per share data was calculated using the average shares outstanding during the period.

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Not annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

(k)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been -%, 0.04% and 0.06% for the years March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Marsico Global Fund

Selected data for a share outstanding throughout each period is as follows:

Class A Shares	(Unaudited) Six Months Ended August 31, 2009	Period Ended February 28, 2009 (a)
Net Asset Value, Beginning of Period	$4.98	$10.00
Income from Investment Operations:
Net investment income (b)	0.01	0.01
Net realized and unrealized gain (loss) on investments and foreign currency	1.94	(5.03)
Total from investment operations	1.95	(5.02)
Redemption Fees:
Redemption fees added to paid-in-capital	—	—	(c)
Net Asset Value, End of Period	$6.93	$4.98
Total return (d)(e)(f)	39.16%	(50.20)%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	1.60%	1.60	%(h)
Waiver/Reimbursement (g)	5.37%	7.19%
Net investment income (g)	0.38%	0.09	%(h)
Portfolio turnover rate (e)	83%	168%
Net assets, end of period (000s)	$1,608	$1,113

(a)  Class A shares commenced operations on April 30, 2008. Per share data and total return reflect activity from that date.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.

(e)  Not annualized.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Annualized.

(h)  The benefits derived from expense reductions had an impact of 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Marsico Global Fund

Selected data for a share outstanding throughout each period is as follows:

Class C Shares	(Unaudited) Six Months Ended August 31, 2009	Period Ended February 28, 2009 (a)
Net Asset Value, Beginning of Period	$4.95	$10.00
Income from Investment Operations:
Net investment loss (b)	(0.01)	(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency	1.92	(5.01)
Total from investment operations	1.91	(5.05)
Redemption Fees:
Redemption fees added to paid-in-capital	—	—	(c)
Net Asset Value, End of Period	$6.86	$4.95
Total return (d)(e)(f)	38.59%	(50.50)%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	2.35%	2.35	%(h)
Waiver/Reimbursement (g)	5.37%	7.19%
Net investment loss (g)	(0.35)%	(0.63	)%(h)
Portfolio turnover rate (e)	83%	168%
Net assets, end of period (000s)	$1,138	$886

(a)  Class C shares commenced operations on April 30, 2008. Per share data and total return reflect activity from that date.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value assuming no contingent deferred sales charge.

(e)  Not annualized.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Annualized.

(h)  The benefits derived from expense reductions had an impact of 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Marsico Global Fund

Selected data for a share outstanding throughout each period is as follows:

Class R Shares	(Unaudited) Six Months Ended August 31, 2009	Period Ended February 28, 2009 (a)
Net Asset Value, Beginning of Period	$4.97	$10.00
Income from Investment Operations:
Net investment loss (b)	— (c)	(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	1.93	(5.02)
Total from investment operations	1.93	(5.03)
Redemption Fees:
Redemption fees added to paid-in-capital	—	—	(c)
Net Asset Value, End of Period	$6.90	$4.97
Total return (d)(e)(f)	38.83%	(50.30)%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	1.85%	1.85	%(h)
Waiver/Reimbursement (g)	5.37%	7.19%
Net investment income (loss) (g)	0.16%	(0.12	)%(h)
Portfolio turnover rate (e)	83%	168%
Net assets, end of period (000's)	$865	$621

(a)  Class R shares commenced operations on April 30, 2008. Per share data and total return reflect activity from that date.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value.

(e)  Not annualized.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Annualized.

(h)  The benefits derived from expense reductions had an impact of 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Marsico Global Fund

Selected data for a share outstanding throughout each period is as follows:

Class Z Shares	(Unaudited) Six Months Ended August 31, 2009	Period Ended February 28, 2009 (a)
Net Asset Value, Beginning of Period	$4.99	$10.00
Income from Investment Operations:
Net investment income (b)	0.02	0.02
Net realized and unrealized gain (loss) on investments and foreign currency	1.94	(5.03)
Total from investment operations	1.96	(5.01)
Redemption Fees:
Redemption fees added to paid-in-capital	—	—	(c)
Net Asset Value, End of Period	$6.95	$4.99
Total return (d)(e)(f)	39.28%	(50.10)%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	1.35%	1.35	%(h)
Waiver/Reimbursement (g)	5.37%	7.19%
Net investment income (g)	0.65%	0.35	%(h)
Portfolio turnover rate (e)	83%	168%
Net assets, end of period (000s)	$994	$707

(a)  Class Z shares commenced operations on April 30, 2008. Per share data and total return reflect activity from that date.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value.

(e)  Not annualized.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Annualized.

(h)  The benefits derived from expense reductions had an impact of 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Marsico International Opportunities Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 28,	Year Ended February 29,	Period Ended February 28,		Year Ended March 31,
Class A Shares	2009		2009	2008	2007 (a)		2006 (b)		2005		2004
Net Asset Value, Beginning of Period	$6.76		$14.58	$14.85	$14.67		$11.41		$11.05		$6.93
Income from Investment Operations:
Net investment income (loss) (c)	0.06		0.12 (d)	0.14 (e)	—	(f)	0.09		0.05		— (f)
Net realized and unrealized gain (loss) on investments and foreign currency	3.27		(7.82)	1.54	1.38		3.74		0.51		4.20
Total from investment operations	3.33		(7.70)	1.68	1.38		3.83		0.56		4.20
Less Distributions to Shareholders:
From net investment income	(0.18)		—	(0.16)	(0.04)		(0.10)		(0.04)		—
From net realized gains	—		(0.12)	(1.79)	(1.16)		(0.47)		(0.16)		(0.08)
Total distributions to shareholders	(0.18)		(0.12)	(1.95)	(1.20)		(0.57)		(0.20)		(0.08)
Redemption Fees:
Redemption fees added to paid-in-capital (f)	—		—	—	—		—		—		—
Net Asset Value, End of Period	$9.91		$6.76	$14.58	$14.85		$14.67		$11.41		$11.05
Total return (g)	49.52	%(h)	(53.26)%	10.55%	10.52	%(h)	35.26%		5.24%		60.87%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (i)	1.58	%(j)	1.52%	1.44%	1.40	%(j)	1.34%		1.37%		1.42%
Interest expense	—		—	—	—	%(j)(k)	—	%(k)	—	%(k)	—
Net expenses (i)	1.58	%(j)	1.52%	1.44%	1.40	%(j)	1.34%		1.37%		1.42%
Net investment income (loss) (i)	1.45	%(j)	1.05%	0.90%	(0.03	)%(j)	0.74%		0.47%		(0.04)%
Portfolio turnover rate	46	%(h)	117%	116%	109	%(h)	118%		165%		121%
Net assets, end of period (000s)	$254,953		$198,012	$599,356	$452,047		$150,043		$52,794		$19,785

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  On August 22, 2005, the Fund's Investor A shares were renamed Class A shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.03 per share.

(e)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.04 per share.

(f)  Rounds to less than $0.01 per share.

(g)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(h)  Not annualized.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

(k)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Marsico International Opportunities Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 28,	Year Ended February 29,	Period Ended February 28,		Year Ended March 31,
Class B Shares	2009		2009	2008	2007 (a)		2006 (b)		2005	2004
Net Asset Value, Beginning of Period	$6.38		$13.87	$14.23	$14.17		$11.05		$10.75	$6.79
Income from Investment Operations:
Net investment income (loss) (c)	0.03		0.03 (d)	0.03 (e)	(0.08)		0.01		(0.03)	(0.07)
Net realized and unrealized gain (loss) on investments and foreign currency	3.08		(7.40)	1.46	1.30		3.59		0.49	4.11
Total from investment operations	3.11		(7.37)	1.49	1.22		3.60		0.46	4.04
Less Distributions to Shareholders:
From net investment income	(0.09)		—	(0.06)	—		(0.01)		—	—
From net realized gains	—		(0.12)	(1.79)	(1.16)		(0.47)		(0.16)	(0.08)
Total distributions to shareholders	(0.09)		(0.12)	(1.85)	(1.16)		(0.48)		(0.16)	(0.08)
Redemption Fees:
Redemption fees added to paid-in-capital (f)	—		—	—	—		—		—	—
Net Asset Value, End of Period	$9.40		$6.38	$13.87	$14.23		$14.17		$11.05	$10.75
Total return (g)	48.94	%(h)	(53.60)%	9.68%	9.76	%(h)	34.22%		4.45%	59.77%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (i)	2.33	%(j)	2.27%	2.19%	2.15	%(j)	2.09%		2.12%	2.17%
Interest expense	—		—	—	—	%(j)(k)	—	%(k)	—	—
Net expenses (i)	2.33	%(j)	2.27%	2.19%	2.15	%(j)	2.09%		2.12%	2.17%
Net investment income (loss) (i)	0.70	%(j)	0.32%	0.22%	(0.63	)%(j)	0.12%		(0.28)%	(0.79)%
Portfolio turnover rate	46	%(h)	117%	116%	109	%(h)	118%		165%	121%
Net assets, end of period (000s)	$19,919		$15,281	$44,224	$40,953		$28,883		$16,618	$8,905

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  On August 22, 2005, the Fund's Investor B shares were renamed Class B shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.03 per share.

(e)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.04 per share.

(f)  Rounds to less than $0.01 per share.

(g)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(h)  Not annualized.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

(k)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Marsico International Opportunities Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 28,	Year Ended February 29,	Period Ended February 28,		Year Ended March 31,
Class C Shares	2009		2009	2008	2007 (a)		2006 (b)		2005	2004
Net Asset Value, Beginning of Period	$6.39		$13.88	$14.24	$14.18		$11.05		$10.75	$6.80
Income from Investment Operations:
Net investment income (loss) (c)	0.03		0.03 (d)	0.02 (e)	(0.09)		0.01		(0.03)	(0.07)
Net realized and unrealized gain (loss) on investments and foreign currency	3.08		(7.40)	1.47	1.31		3.60		0.49	4.10
Total from investment operations	3.11		(7.37)	1.49	1.22		3.61		0.46	4.03
Less Distributions to Shareholders:
From net investment income	(0.09)		—	(0.06)	—		(0.01)		—	—
From net realized gains	—		(0.12)	(1.79)	(1.16)		(0.47)		(0.16)	(0.08)
Total distributions to shareholders	(0.09)		(0.12)	(1.85)	(1.16)		(0.48)		(0.16)	(0.08)
Redemption Fees:
Redemption fees added to paid-in-capital (f)	—		—	—	—		—		—	—
Net Asset Value, End of Period	$9.41		$6.39	$13.88	$14.24		$14.18		$11.05	$10.75
Total return (g)	48.86	%(h)	(53.57)%	9.67%	9.76	%(h)	34.32%		4.45%	59.53%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (i)	2.33	%(j)	2.27%	2.19%	2.15	%(j)	2.09%		2.12%	2.17%
Interest expense	—		—	—	—	%(j)(k)	—	%(k)	—	—
Net expenses (i)	2.33	%(j)	2.27%	2.19%	2.15	%(j)	2.09%		2.12%	2.17%
Net investment income (loss) (i)	0.71	%(j)	0.30%	0.16%	(0.69	)%(j)	0.05%		(0.28)%	(0.79)%
Portfolio turnover rate	46	%(h)	117%	116%	109	%(h)	118%		165%	121%
Net assets, end of period (000s)	$49,282		$38,668	$109,553	$86,563		$46,365		$19,530	$8,331

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  On August 22, 2005, the Fund's Investor C shares were renamed Class C shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.03 per share.

(e)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.04 per share.

(f)  Rounds to less than $0.01 per share.

(g)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(h)  Not annualized.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

(k)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Marsico International Opportunities Fund

Selected data for a share outstanding throughout each period is as follows:

Class R Shares	(Unaudited) Six Months Ended August 31, 2009		Year Ended February 28, 2009	Year Ended February 29, 2008	Period Ended February 28, 2007 (a)		Period Ended March 31, 2006 (b)
Net Asset Value, Beginning of Period	$6.73		$14.56	$14.84	$14.67		$13.76
Income from Investment Operations:
Net investment income (loss) (c)	0.06		0.06 (d)	0.08 (e)	(0.17)		(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	3.25		(7.77)	1.56	1.51		0.92
Total from investment operations	3.31		(7.71)	1.64	1.34		0.91
Less Distributions to Shareholders:
From net investment income	(0.15)		—	(0.13)	(0.01)		—
From net realized gains	—		(0.12)	(1.79)	(1.16)		—
Total distributions to shareholders	(0.15)		(0.12)	(1.92)	(1.17)		—
Redemption Fees:
Redemption fees added to paid-in-capital (f)	—		—	—	—		—
Net Asset Value, End of Period	$9.89		$6.73	$14.56	$14.84		$14.67
Total return (g)	49.42	%(h)	(53.40)%	10.26%	10.25	%(h)	6.61	%(h)
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (i)	1.83	%(j)	1.77%	1.69%	1.65	%(j)	1.64	%(j)
Interest expense	—		—	—	—	%(j)(k)	—	%(j)(k)
Net expenses (i)	1.83	%(j)	1.77%	1.69%	1.65	%(j)	1.64	%(j)
Net investment income (loss) (i)	1.30	%(j)	0.58%	0.51%	(1.26	)%(j)	(0.30	)%(j)
Portfolio turnover rate	46	%(h)	117%	116%	109	%(h)	118	%(h)
Net assets, end of period (000s)	$3,037		$2,592	$3,724	$2,037		$11

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  Class R shares commenced operations on January 23, 2006.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.03 per share.

(e)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.04 per share.

(f)  Rounds to less than $0.01 per share.

(g)  Total return at net asset value assuming all distributions reinvested.

(h)  Not annualized.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

(k)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Marsico International Opportunities Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 28,	Year Ended February 29,	Period Ended February 28,		Year Ended March 31,
Class Z Shares	2009		2009	2008	2007 (a)		2006 (b)		2005	2004
Net Asset Value, Beginning of Period	$6.87		$14.79	$15.04	$14.83		$11.53		$11.15	$6.98
Income from Investment Operations:
Net investment income (c)	0.08		0.15 (d)	0.20 (e)	0.05		0.13		0.08	0.02
Net realized and unrealized gain (loss) on investments and foreign currency	3.31		(7.95)	1.54	1.39		3.77		0.52	4.24
Total from investment operations	3.39		(7.80)	1.74	1.44		3.90		0.60	4.26
Less Distributions to Shareholders:
From net investment income	(0.20)		—	(0.20)	(0.07)		(0.13)		(0.06)	(0.01)
From net realized gains	—		(0.12)	(1.79)	(1.16)		(0.47)		(0.16)	(0.08)
Total distributions to shareholders	(0.20)		(0.12)	(1.99)	(1.23)		(0.60)		(0.22)	(0.09)
Redemption Fees:
Redemption fees added to paid-in-capital (f)	—		—	—	—		—		—	—
Net Asset Value, End of Period	$10.06		$6.87	$14.79	$15.04		$14.83		$11.53	$11.15
Total return (g)	49.78	%(h)	(53.17)%	10.77%	10.81	%(h)	35.53%		5.55%	61.25%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (i)	1.33	%(j)	1.27%	1.19%	1.15	%(j)	1.09%		1.12%	1.17%
Interest expense	—		—	—	—	%(j)(k)	—	%(k)	—	—
Net expenses (i)	1.33	%(j)	1.27%	1.19%	1.15	%(j)	1.09%		1.12%	1.17%
Net investment income (i)	1.72	%(j)	1.32%	1.23%	0.37	%(j)	1.08%		0.72%	0.21%
Portfolio turnover rate	46	%(h)	117%	116%	109	%(h)	118%		165%	121%
Net assets, end of period (000s)	$1,043,316		$824,068	$2,491,232	$2,322,301		$1,744,737		$991,889	$509,262

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  On August 22, 2005, the Fund's Primary A shares were renamed Class Z shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.03 per share.

(e)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.04 per share.

(f)  Rounds to less than $0.01 per share.

(g)  Total return at net asset value assuming all distributions reinvested.

(h)  Not annualized.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

(k)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Multi-Advisor International Equity Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 28,		Year Ended February 29,		Period Ended February 28,		Year Ended March 31,
Class A Shares	2009		2009		2008		2007 (a)		2006 (b)		2005		2004
Net Asset Value, Beginning of Period	$7.44		$15.77		$17.12		$16.39		$13.30		$12.00		$7.93
Income from Investment Operations:
Net investment income (c)	0.13		0.26		0.28		0.16		0.21		0.13		0.08
Net realized and unrealized gain (loss) on investments, foreign currency and foreign capital gains tax	3.57		(8.33)		0.76		1.91		3.20		1.18		4.09
Total from investment operations	3.70		(8.07)		1.04		2.07		3.41		1.31		4.17
Less Distributions to Shareholders:
From net investment income	(0.20)		(0.07)		(0.28)		(0.18)		(0.27)		(0.01)		(0.10)
From net realized gains	—		(0.19)		(2.11)		(1.16)		(0.05)		—		—
Total distributions to shareholders	(0.20)		(0.26)		(2.39)		(1.34)		(0.32)		(0.01)		(0.10)
Redemption Fees:
Redemption fees added to paid-in-capital (d)	—		—		—		—		—		—		—
Increase from regulatory settlements	0.03		—		—		—		—		—		—
Net Asset Value, End of Period	$10.97		$7.44		$15.77		$17.12		$16.39		$13.30		$12.00
Total return (e)	50.53	%(f)	(51.87)%		5.14%		13.55	%(f)	25.86%		10.88%		52.71%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense	1.27	%(g)(h)	1.27	%(g)	1.19	%(g)	1.15	%(g)(h)	1.14	%(i)	1.26	%(g)	1.37	%(g)
Interest expense	—	%(h)(j)	—		—	%(j)	—	%(h)(j)	—		—	%(j)	—	%(j)
Net expenses	1.27	%(g)(h)	1.27	%(g)	1.19	%(g)	1.15	%(g)(h)	1.14	%(i)	1.26	%(g)	1.37	%(g)
Waiver/Reimbursement	—		—		—		—		0.08	%(k)	0.12	%(k)	0.03	%(k)
Net investment income	2.65	%(g)(h)	2.05	%(g)	1.56	%(g)	1.06	%(g)(h)	1.43	%(i)	1.01	%(g)	0.74	%(g)
Portfolio turnover rate	76	%(f)	83%		78%		73	%(f)	74%		153%		86%
Net assets, end of period (000s)	$24,748		$16,936		$41,660		$42,865		$39,330		$28,527		$27,396

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  On August 22, 2005, the Fund's Investor A shares were renamed Class A shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Rounds to less than $0.01 per share.

(e)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

(i)  The benefits derived from expense reductions had an impact of 0.01%.

(j)  Rounds to less than 0.01%.

(k)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been -%, 0.09% and 0.01% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Multi-Advisor International Equity Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 28,		Year Ended February 29,		Period Ended February 28,		Year Ended March 31,
Class B Shares	2009		2009		2008		2007 (a)		2006 (b)		2005		2004
Net Asset Value, Beginning of Period	$6.82		$14.47		$15.89		$15.31		$12.44		$11.30		$7.50
Income from Investment Operations:
Net investment income (loss) (c)	0.08		0.17		0.15		0.05		0.16		0.03		—	(d)
Net realized and unrealized gain (loss) on investments, foreign currency and foreign capital gains tax	3.27		(7.63)		0.70		1.76		2.92		1.11		3.85
Total from investment operations	3.35		(7.46)		0.85		1.81		3.08		1.14		3.85
Less Distributions to Shareholders:
From net investment income	(0.19)		—		(0.16)		(0.07)		(0.16)		—		(0.05)
From net realized gains	—		(0.19)		(2.11)		(1.16)		(0.05)		—		—
Total distributions to shareholders	(0.19)		(0.19)		(2.27)		(1.23)		(0.21)		—		(0.05)
Redemption Fees:
Redemption fees added to paid-in-capital (d)	—		—		—		—		—		—		—
Increase from regulatory settlements	0.03		—		—		—		—		—		—
Net Asset Value, End of Period	$10.01		$6.82		$14.47		$15.89		$15.31		$12.44		$11.30
Total return (e)	49.96	%(f)	(52.23)%		4.40%		12.76	%(f)	24.96%		10.09%		51.39%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense	2.02	%(g)(h)	2.02	%(g)	1.94	%(g)	1.90	%(g)(h)	1.89	%(i)	2.01	%(g)	2.12	%(g)
Interest expense	—	%(h)(j)	—		—	%(j)	—	%(h)(j)	—		—	%(j)	—	%(j)
Net expenses	2.02	%(g)(h)	2.02	%(g)	1.94	%(g)	1.90	%(g)(h)	1.89	%(i)	2.01	%(g)	2.12	%(g)
Waiver/Reimbursement	—		—		—		—		0.08	%(k)	0.12	%(k)	0.03	%(k)
Net investment income (loss)	1.93	%(g)(h)	1.44	%(g)	0.89	%(g)	0.36	%(g)(h)	1.19	%(i)	0.26	%(g)	(0.01	)%(g)
Portfolio turnover rate	76	%(f)	83%		78%		73	%(f)	74%		153%		86%
Net assets, end of period (000s)	$1,395		$1,098		$3,545		$4,587		$4,712		$9,976		$9,956

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  On August 22, 2005, the Fund's Investor B shares were renamed Class B shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Rounds to less than $0.01 per share.

(e)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

(i)  The benefits derived from expense reductions had an impact of 0.01%.

(j)  Rounds to less than 0.01%.

(k)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been -%, 0.09% and 0.01% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Multi-Advisor International Equity Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 28,		Year Ended February 29,		Period Ended February 28,		Year Ended March 31,
Class C Shares	2009		2009		2008		2007 (a)		2006 (b)		2005		2004
Net Asset Value, Beginning of Period	$6.73		$14.29		$15.72		$15.16		$12.32		$11.20		$7.43
Income from Investment Operations:
Net investment income (loss) (c)	0.08		0.16		0.13		0.05		0.09		0.03		—	(d)
Net realized and unrealized gain (loss) on investments, foreign currency and foreign capital gains tax	3.24		(7.53)		0.71		1.74		2.96		1.09		3.82
Total from investment operations	3.32		(7.37)		0.84		1.79		3.05		1.12		3.82
Less Distributions to Shareholders:
From net investment income	(0.19)		—		(0.16)		(0.07)		(0.16)		—		(0.05)
From net realized gains	—		(0.19)		(2.11)		(1.16)		(0.05)		—		—
Total distributions to shareholders	(0.19)		(0.19)		(2.27)		(1.23)		(0.21)		—		(0.05)
Redemption Fees:
Redemption fees added to paid-in-capital (d)	—		—		—		—		—		—		—
Increase from regulatory settlements	0.03		—		—		—		—		—		—
Net Asset Value, End of Period	$9.89		$6.73		$14.29		$15.72		$15.16		$12.32		$11.20
Total return (e)	50.19	%(f)	(52.26)%		4.37%		12.75	%(f)	24.96%		10.00%		51.43%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense	2.02	%(g)(h)	2.02	%(g)	1.94	%(g)	1.90	%(g)(h)	1.89	%(i)	2.01	%(g)	2.12	%(g)
Interest expense	—	%(h)(j)	—		—	%(j)	—	%(h)(j)	—		—	%(j)	—	%(j)
Net expenses	2.02	%(g)(h)	2.02	%(g)	1.94	%(g)	1.90	%(g)(h)	1.89	%(i)	2.01	%(g)	2.12	%(g)
Waiver/Reimbursement	—		—		—		—		0.08	%(k)	0.12	%(k)	0.03	%(k)
Net investment income (loss)	1.92	%(g)(h)	1.38	%(g)	0.79	%(g)	0.34	%(g)(h)	0.70	%(i)	0.26	%(g)	(0.01	)%(g)
Portfolio turnover rate	76	%(f)	83%		78%		73	%(f)	74%		153%		86%
Net assets, end of period (000s)	$1,879		$1,349		$3,863		$3,533		$3,276		$2,563		$1,867

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  On August 22, 2005, the Fund's Investor C shares were renamed Class C shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Rounds to less than $0.01 per share.

(e)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

(i)  The benefits derived from expense reductions had an impact of 0.01%.

(j)  Rounds to less than 0.01%

(k)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been -%, 0.09% and 0.01% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Multi-Advisor International Equity Fund

Selected data for a share outstanding throughout each period is as follows:

Class R Shares	(Unaudited) Six Months Ended August 31, 2009		Year Ended February 28, 2009		Year Ended February 29, 2008		Period Ended February 28, 2007 (a)		Period Ended March 31, 2006 (b)
Net Asset Value, Beginning of Period	$7.44		$15.76		$17.12		$16.38		$15.44
Income from Investment Operations:
Net investment income (c)	0.11		0.21		0.06		0.12		0.03
Net realized and unrealized gain (loss) on investments, foreign currency and foreign capital gains tax	3.58		(8.30)		0.93		1.91		0.91
Total from investment operations	3.69		(8.09)		0.99		2.03		0.94
Less Distributions to Shareholders:
From net investment income	(0.20)		(0.04)		(0.24)		(0.13)		—
From net realized gains	—		(0.19)		(2.11)		(1.16)		—
Total distributions to shareholders	(0.20)		(0.23)		(2.35)		(1.29)		—
Redemption Fees:
Redemption fees added to paid-in-capital (d)	—		—		—		—		—
Increase from regulatory settlements	0.03		—		—		—		—
Net Asset Value, End of Period	$10.96		$7.44		$15.76		$17.12		$16.38
Total return (e)	50.34	%(f)	(52.00)%		4.87%		13.31	%(f)	6.09	%(f)
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense	1.52	%(g)(h)	1.52	%(g)	1.44	%(g)	1.40	%(g)(h)	1.39	%(h)(i)
Interest expense	—	%(h)(j)	—		—	%(j)	—	%(h)(j)	—
Net expenses	1.52	%(g)(h)	1.52	%(g)	1.44	%(g)	1.40	%(g)(h)	1.39	%(h)(i)
Waiver/Reimbursement	—		—		—		—		0.08	%(h)(k)
Net investment income	2.35	%(g)(h)	1.70	%(g)	0.31	%(g)	0.80	%(g)(h)	0.85	%(h)(i)
Portfolio turnover rate	76	%(f)	83%		78%		73	%(f)	74%
Net assets, end of period (000s)	$202		$112		$196		$12		$11

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  Class R shares commenced operations on January 23, 2006.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Rounds to less than $0.01 per share.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

(i)  The benefits derived from expense reductions had an impact of 0.01%.

(j)  Rounds to less then 0.01% .

(k)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been -% for the period ended March 31, 2006.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Multi-Advisor International Equity Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 28,		Year Ended February 29,		Period Ended February 28,		Year Ended March 31,
Class Z Shares	2009		2009		2008		2007 (a)		2006 (b)		2005		2004
Net Asset Value, Beginning of Period	$7.52		$15.96		$17.29		$16.58		$13.44		$12.13		$8.01
Income from Investment Operations:
Net investment income (c)	0.14		0.29		0.32		0.19		0.24		0.16		0.13
Net realized and unrealized gain (loss) on investments, foreign currency and foreign capital gains tax	3.63		(8.43)		0.78		1.93		3.25		1.19		4.11
Total from investment operations	3.77		(8.14)		1.10		2.12		3.49		1.35		4.24
Less Distributions to Shareholders:
From net investment income	(0.21)		(0.11)		(0.32)		(0.25)		(0.30)		(0.04)		(0.12)
From net realized gains	—		(0.19)		(2.11)		(1.16)		(0.05)		—		—
Total distributions to shareholders	(0.21)		(0.30)		(2.43)		(1.41)		(0.35)		(0.04)		(0.12)
Redemption Fees:
Redemption fees added to paid-in-capital (d)	—		—		—		—		—		—		—
Increase from regulatory settlements	0.03		—		—		—		—		—		—
Net Asset Value, End of Period	$11.11		$7.52		$15.96		$17.29		$16.58		$13.44		$12.13
Total return (e)	50.84	%(f)	(51.76)%		5.42%		13.73	%(f)	26.24%		11.10%		53.06%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense	1.02	%(g)(h)	1.02	%(g)	0.94	%(g)	0.90	%(g)(h)	0.89	%(i)	1.01	%(g)	1.12	%(g)
Interest expense	—	%(h)(j)	—		—	%(j)	—	%(h)(j)	—		—	%(j)	—	%(j)
Net expenses	1.02	%(g)(h)	1.02	%(g)	0.94	%(g)	0.90	%(g)(h)	0.89	%(i)	1.01	%(g)	1.12	%(g)
Waiver/Reimbursement	—		—		—		—		0.08	%(k)	0.12	%(k)	0.03	%(k)
Net investment income	2.93	%(g)(h)	2.28	%(g)	1.79	%(g)	1.26	%(g)(h)	1.68	%(i)	1.26	%(g)	0.99	%(g)
Portfolio turnover rate	76	%(f)	83%		78%		73	%(f)	74%		153%		86%
Net assets, end of period (000s)	$1,519,431		$1,155,598		$2,549,057		$2,352,583		$1,841,838		$1,199,712		$917,391

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  On August 22, 2005, the Fund's Primary A shares were renamed Class Z shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Rounds to less than $0.01 per share.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

(i)  The benefits derived from expense reductions had an impact of 0.01%.

(j)  Rounds to less than 0.01%.

(k)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been -%, 0.09% and 0.01% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

See Accompanying Notes to Financial Statements.

Notes to Financial Statements – International/Global Stock Funds

August 31, 2009 (Unaudited)

Note 1. Organization

Columbia Funds Series Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Information presented in these financial statements pertains to the following series of the Trust (each a "Fund" and collectively, the "Funds"):

Columbia Global Value Fund

Columbia International Value Fund

Columbia Marsico Global Fund

Columbia Marsico International Opportunities Fund

Columbia Multi-Advisor International Equity Fund

Investment Objectives

Columbia Global Value Fund and Columbia International Value Fund each seek long-term capital appreciation. Columbia Marsico Global Fund and Columbia Marsico International Opportunities Fund each seek long-term growth of capital. Columbia Multi-Advisor International Equity Fund seeks long-term capital growth.

Columbia International Value Fund (the "Feeder Fund") seeks to achieve its investment objective by investing all or substantially all of its assets in Columbia International Value Master Portfolio (the "Master Portfolio"). The Master Portfolio is a series of Columbia Funds Master Investment Trust, LLC (the "Master Trust"). The Master Portfolio has the same investment objective as the Feeder Fund. The value of the Feeder Fund's investment in the Master Portfolio included on the Statements of Assets and Liabilities reflects the Feeder Fund's proportionate amount of beneficial interests in the net assets of the Master Portfolio, which is equal to 85.4% at August 31, 2009. The financial statements of the Master Portfolio, including its investment portfolio, are included elsewhere within this report and should be read in conjunction with the Feeder Fund's financial statements. Another fund that is managed by Columbia Management Advisors, LLC ("Columbia"), not registered under the 1940 Act, and whose financial statements are not presented here, also invests in the Master Portfolio.

Fund Shares

The Trust may issue an unlimited number of shares. Columbia Global Value Fund and Columbia International Value Fund each offer four classes of shares: Class A, Class B, Class C and Class Z shares. Columbia Marsico Global Fund offers four classes of shares: Class A, Class C, Class R and Class Z shares. Columbia Marsico International Opportunities Fund and Columbia Multi-Advisor International Equity Fund each offer five classes of shares: Class A, Class B, Class C, Class R and Class Z shares. Each share class has its own expense structure and sales charges, as applicable. Columbia Marsico Global Fund commenced operations on April 30, 2008.

Subject to certain limited exceptions, Columbia Global Value Fund is no longer accepting new investments from current or prospective investors. Effective March 31, 2009, Columbia International Value Fund was reopened for purchases from new and existing investors. Effective June 22, 2009, Columbia Global Value Fund, Columbia International Value Fund, Columbia Marsico International Opportunities Fund and Columbia Multi-Advisor International Equity Fund no longer accept investments in Class B shares from new or existing investors in the Funds' Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of each Fund and exchanges by existing Class B shareholders of other Columbia Funds. Please see each Fund's prospectus for additional details.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge ("CDSC") if the shares are sold within one year after purchase. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares eight years after purchase. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class R and Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class R and Class Z shares, as described in the Funds' prospectuses.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported

International/Global Stock Funds, August 31, 2009 (Unaudited)

amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through October 22, 2009, the date the financial statements were issued, and except as disclosed in Note 12, noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Security Valuation

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Funds' shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Funds' net asset values. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Certain Funds may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

The Feeder Fund invests all or substantially all of its assets in the Master Portfolio. See the Notes to Financial Statements for the Master Portfolio included elsewhere in this report for the Master Portfolio's valuation policies.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Various inputs are used to determine the value of the Funds' investments. Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own

International/Global Stock Funds, August 31, 2009 (Unaudited)

assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

Each Fund may engage in repurchase agreement transactions with institutions that Columbia has determined are creditworthy. Each Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on each Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights.

Foreign Currency Transactions and Translations

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments on the Statements of Operations.

Income Recognition

Interest income is recorded on the accrual basis.

Corporate actions and dividend income are recorded on the ex-date except for certain foreign securities which are recorded as soon after the ex-date as the Funds become aware of such, net of any non-reclaimable tax withholdings.

Expenses

General expenses of the Trust are allocated to the Funds and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to such Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statements of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

The Feeder Fund records its proportionate share of investment income, realized and unrealized gains (losses) and expenses reported by the Master Portfolio on a daily basis. The investment income, realized and unrealized gains (losses) and expenses are allocated daily to investors of the Master Portfolio based upon the relative value of their investment in the Master Portfolio.

Federal Income Tax Status

Each Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income for its tax year, and as such will not be subject to federal income taxes. In addition, each Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that each Fund should not be subject to federal

International/Global Stock Funds, August 31, 2009 (Unaudited)

excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Capital Gains Taxes

Realized gains in certain countries may be subject to foreign taxes at the fund level, at rates ranging from approximately 10% to 15%. The Funds accrue for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually by each of the Funds. The Funds may, however, declare and pay distributions from net investment income more frequently. Each Fund will distribute net realized capital gains (including net short-term capital gains) at least annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund's maximum exposure under these arrangements is unknown because this would involve future claims against a Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Funds expect the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended February 28, 2009 was as follows:

	Ordinary Income*	Long-Term Capital Gains	Tax Return of Capital
Columbia Global Value Fund	$233,979	$18,868,824	$—
Columbia International Value Fund	84,192,381	223,286,765	1,088,951
Columbia Marsico Global Fund	—	—	—
Columbia Marsico International Opportunities Fund	548,803	26,828,602	—
Columbia Multi-Advisor International Equity Fund	23,022,083	25,723,512	—

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at August 31, 2009, based on cost of investments for federal income tax purposes, excluding any unrealized appreciation and depreciation from changes in the value of other assets and liabilities resulting from changes in exchange rates, were:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Columbia Global Value Fund	$9,839,536	$(28,320,946)	$(18,481,410)
Columbia International Value Fund	N/A*	N/A*	N/A*
Columbia Marsico Global Fund	889,787	(102,901)	786,886
Columbia Marsico International Opportunities Fund	277,326,269	(61,397,815)	215,928,454
Columbia Multi-Advisor International Equity Fund	301,282,091	(41,127,377)	260,154,714

*  See the Master Portfolio notes to financial statements for tax basis information.

International/Global Stock Funds, August 31, 2009 (Unaudited)

The following capital loss carryforwards, determined as of February 28, 2009, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration 2017
Columbia Global Value Fund	$18,857,402
Columbia Marsico Global Fund	698,414
Columbia Marsico International Opportunities Fund	417,923,082
Columbia Multi-Advisor International Equity Fund	250,073,781

Management is required to determine whether a tax position of the Funds is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by each Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Funds' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory services to the Funds. Columbia receives a monthly investment advisory fee based on each Fund's average daily net assets at the following annual rates:

	First $500 Million	$500 Million to $1 Billion	$1 Billion to $1.5 Billion	$1.5 Billion to $3 Billion	$3 Billion to $6 Billion	Over $6 Billion
Columbia Global Value Fund	0.90%	0.85%	0.80%	0.75%	0.73%	0.71%
Columbia Marsico Global Fund	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Columbia Marsico International Opportunities Fund	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Columbia Multi-Advisor International Equity Fund	0.70%	0.65%	0.60%	0.55%	0.53%	0.51%

The Feeder Fund indirectly pays for investment advisory, sub-advisory services and a portion of the administrative services through its investment in the Master Portfolio. (See Notes to Financial Statements of the Master Portfolio.)

For the six month period ended August 31, 2009, the annualized effective investment advisory fee rates for the Funds, net of any fee waivers, as a percentage of each Fund's average daily net assets, were as follows:

Annualized Effective Rates
Columbia Global Value Fund	0.90%
Columbia Marsico Global Fund	0.80%
Columbia Marsico International Opportunities Fund	0.80%
Columbia Multi-Advisor International Equity Fund	0.65%

International/Global Stock Funds, August 31, 2009 (Unaudited)

To the extent that the Funds are not benefitting from a separate contractual expense limitation arrangement, Columbia has contractually agreed to waive a portion of its advisory fees for Columbia Marsico International Opportunities Fund and Columbia Multi-Advisor International Equity Fund through June 30, 2010.

The waiver amount is calculated based on the difference between the dollar amount of sub-advisory fees that would have been payable to Marsico Capital Management, LLC ("Marsico") based on the annualized rate of 0.45% of each Fund's average daily net assets, and the dollar amount of sub-advisory fees calculated on a monthly basis based on the annualized sub-advisory fee rate effective January 1, 2008 to which Marsico is entitled from each Fund which is described under the Sub-Advisory Fee note below. The annualized fee rate of 0.45% represented the sub-advisory fee rate which Marsico was entitled to receive prior to January 1, 2008.

In the absence of a separate contractual expense limitation arrangement, the advisory fee waiver for Columbia Marsico International Opportunities Fund and Columbia Multi-Advisor International Equity Fund was calculated as follows:

Average Daily Net Assets*	Advisory Fee Waiver
Assets up to $6 billion	0.00%
Assets in excess of $6 billion and up to $10 billion	0.05%
Assets in excess of $10 billion	0.10%

*  For purposes of the calculation, "Assets" are aggregate assets sub-advised by Marsico in the following Columbia Funds: (i) Columbia Marsico International Opportunities Fund; (ii) Columbia Multi-Advisor International Equity Fund; (iii) Columbia Marsico International Opportunities Fund, Variable Series; and (iv) any future Columbia international equity fund sub-advised by Marsico which Columbia and Marsico mutually agree in writing.

Sub-Advisory Fee

Brandes Investment Partners, L.P. ("Brandes") has been retained by Columbia to serve as the investment sub-advisor to Columbia Global Value Fund. As the sub-advisor, and subject to the oversight of Columbia and the Fund's Board of Trustees, Brandes is responsible for the daily investment operations, including placing all orders for the purchase and sale of the portfolio securities for the Fund. Columbia, from the investment advisory fee it receives, pays Brandes a monthly sub-advisory fee.

Columbia Multi-Advisor International Equity Fund is a "multi-manager" fund, which means that the Fund is managed by more than one sub-advisor. Prior to July 8, 2009, Causeway Capital Management LLC ("Causeway") and Marsico were co-investment sub-advisors of the Fund. Effective July 8, 2009, Columbia assumed day-to-day management responsibility for the portion of the Fund's assets that had been sub-advised by Causeway. Pursuant to the sub-advisory agreement with Marsico, Columbia, from the investment advisory fee it receives, pays Marsico a monthly sub-advisory fee.

Marsico has also been retained by Columbia to serve as the investment sub-advisor to Columbia Marsico Global Fund and Columbia Marsico International Opportunities Fund. Columbia, from the investment advisory fee it receives, pays Marsico a monthly sub-advisory fee.

Marsico is entitled to receive a monthly sub-advisory fee for its services provided to Columbia Multi-Advisor International Equity Fund and Columbia Marsico International Opportunities Fund at the following annual rates:

Average Daily Net Assets*	Annual Fee Rate
Assets up to $6 billion	0.45%
Assets in excess of $6 billion and up to $10 billion	0.40%
Assets in excess of $10 billion	0.35%

*  For purposes of the calculation, "Assets" are aggregate assets sub-advised by Marsico in the following Columbia Funds: (i) Columbia Marsico International Opportunities Fund; (ii) Columbia Multi-Advisor International Equity Fund; (iii) Columbia Marsico International Opportunities Fund, Variable Series; and (iv) any future Columbia international equity fund sub-advised by Marsico which the Advisor and Marsico mutually agree in writing.

Marsico is also entitled to receive a monthly sub-advisory fee for its services provided to Columbia Marsico Global Fund, based on the Fund's average daily net assets, at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
Assets up to $1.5 billion	0.45%
Assets in excess of $1.5 billion and up to $3 billion	0.40%
Assets in excess of $3 billion	0.35%

Administration Fee

Columbia provides administrative and other services to the Funds for a monthly administration fee based on each Fund's

International/Global Stock Funds, August 31, 2009 (Unaudited)

average daily net assets at the following annual rates, less the fees payable by the Funds as described under the Pricing and Bookkeeping Fees note below:

Annual Fee Rate
Columbia Global Value Fund	0.17%
Columbia International Value Fund	0.17%
Columbia Marsico Global Fund	0.22%
Columbia Marsico International Opportunities Fund	0.22%
Columbia Multi-Advisor International Equity Fund	0.17%

Pricing and Bookkeeping Fees

The Funds have entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Funds. The Funds have also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Funds. Under the State Street Agreements, each Fund pays State Street an annual fee of $38,000 paid monthly. In addition, each Fund except Columbia International Value Fund pays State Street a monthly fee based on an annualized percentage rate of average daily net assets of each Fund for the month. The aggregate fee for each Fund except Columbia International Value Fund will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). In addition, Columbia Multi-Advisor International Equity Fund also pays a multi-manager fee of $3,000 for each investment sub-advisor managing a portion of the Fund. The Funds also reimburse State Street for certain out-of-pocket expenses and charges.

The Funds have entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Funds reimburse Columbia for out-of-pocket expenses.

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Funds and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Funds.

The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account ("IRA") trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Funds and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Funds. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Prior to May 1, 2009, the Transfer Agent voluntarily waived a portion of its fees for accounts other than omnibus accounts, so that transfer agent fees (exclusive of out-of-pocket expenses and sub-transfer agent fees) did not exceed 0.02% annually of the Columbia Global Value Fund's average daily net assets.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below each Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statements of Operations. For the six month period ended August 31, 2009, no minimum account balance fees were charged by the Funds.

International/Global Stock Funds, August 31, 2009 (Unaudited)

Underwriting Discounts, Service and Distribution Fees

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Funds' shares. For the six month period ended August 31, 2009, the Distributor has retained net underwriting discounts on sales of Class A shares and received net CDSC fees on Class A, Class B and Class C share redemptions as follows:

	Front End Sales Charge	CDSC
	Class A	Class A	Class B	Class C
Columbia Global Value Fund	$1	$—	$1,391	$—
Columbia International Value Fund	7,117	170	244	432
Columbia Marsico Global Fund	633	—	—	743
Columbia Marsico International Opportunities Fund	6,231	1	19,620	2,999
Columbia Multi-Advisor International Equity Fund	853	—	778	—

The Trust has adopted shareholder servicing plans and distribution plans for the Class B and Class C shares of each Fund and a combined distribution and shareholder servicing plan for Class A shares of each Fund. The Trust has also adopted a distribution plan for Class R shares of Columbia Marsico Global Fund, Columbia Marsico International Opportunities Fund and Columbia Multi-Advisor International Equity Fund. The shareholder servicing plans permit the Funds to compensate or reimburse servicing agents for the shareholder services they have provided. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Funds to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares. Payments are made at an annual rate and paid monthly, as a percentage of average daily net assets, set from time to time by the Board of Trustees, and are charged as expenses of each Fund directly to the applicable share class. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

	Current Rate	Plan Limit
Class A Combined Distribution and Shareholder Servicing Plan	0.25%	0.25%
Class B and Class C Shareholder Servicing Plans	0.25%	0.25%
Class B and Class C Distribution Plans	0.75%	0.75%
Class R Distribution Plan	0.50%	0.50%

Expense Limits and Fee Waivers

Columbia has contractually agreed to bear a portion of Columbia Marsico Global Fund's expenses through June 30, 2010 so that the Fund's ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 1.35% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after June 30, 2010.

Effective May 1, 2009, Columbia has voluntarily agreed to reimburse a portion of the expenses for Columbia International Value Fund and Columbia Multi-Advisor International Equity Fund so that each Fund's ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) after giving effect to any balance credits from the Funds' custodian, do not exceed the annual rate of 1.35% of each Fund's average daily net assets. Columbia, in its discretion, may revise or discontinue this arrangement at any time.

Effective July 1, 2009, Columbia has voluntarily agreed to reimburse a portion of the expenses for Columbia Global Value Fund and Columbia Marsico International Opportunities Fund so that each Fund's ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) after giving effect to any balance credits

International/Global Stock Funds, August 31, 2009 (Unaudited)

from the Funds' custodian, do not exceed the annual rate of 1.35% of each Fund's average daily net assets. Columbia, in its discretion, may revise or discontinue these arrangements at any time.

Prior to July 1, 2009, Columbia contractually agreed to waive fees and/or reimburse expenses for Columbia Global Value Fund and Columbia Marsico International Opportunities Fund, so that the expenses incurred by the Funds (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts, if any) after giving effect to any balance credits from the Funds' custodian, will not exceed the following annual rates, based on each Fund's average daily net assets:

Annual Rate
Columbia Global Value Fund	1.40%
Columbia Marsico International Opportunities Fund	1.50%

Columbia is entitled to recover from Columbia Global Value Fund and Columbia Marsico Global Fund any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver and/or reimbursement if such recovery does not cause a Fund's expenses to exceed the expense limitations in effect at the time of recovery.

At August 31, 2009, $108,484, expiring February 29, 2013 was potentially recoverable from Columbia Global Value Fund pursuant to this arrangement. At August 31, 2009, $107,880, expiring February 29, 2013 and $272,206, expiring February 29, 2012 were potentially recoverable from Columbia Marsico Global Fund pursuant to this arrangement. There were no amounts recovered during the six month period ended August 31, 2009.

Fees Paid to Officers and Trustees

All officers of the Funds are employees of Columbia or its affiliates and, with the exception of the Funds' Chief Compliance Officer, receive no compensation from the Funds. The Board of Trustees has appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. The Funds, along with other affiliated funds, pay their pro-rata share of the expenses associated with the Chief Compliance Officer. Each Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Funds' assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan, which includes trustees' fees deferred during the current period as well as any gains or losses on the trustees' deferred compensation balances as a result of market fluctuations, is included in "Trustees' fees" on the Statements of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" on the Statements of Assets and Liabilities

Other Related Party Transactions

In connection with the purchase and sale of their securities during the period, the Funds used several brokers that are affiliates of BOA. Total brokerage commissions paid to affiliated brokers for the six month period ended August 31, 2009 were as follows:

Fund	Amount
Columbia Global Value Fund	$2,509
Columbia Marsico Global Fund	528
Columbia Marsico International Opportunities Fund	98,888
Columbia Multi-Advisor International Equity Fund	88,706

Note 5. Custody Credits

Each Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statements of Operations. The Funds could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement.

For the six month period ended August 31, 2009, these custody credits reduced total expenses for the Funds as follows:

	Custody Credits
Columbia Global Value Fund	$—
Columbia International Value Fund	—	*
Columbia Marsico Global Fund	—
Columbia Marsico International Opportunities Fund	2
Columbia Multi-Advisor International Equity Fund	9

*  Rounds to less than $1.00

International/Global Stock Funds, August 31, 2009 (Unaudited)

Note 6. Portfolio Information

For the six month period ended August 31, 2009, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, for the Funds were as follows:

	Other Investment Securities
	Purchases	Sales
Columbia Global Value Fund	$1,328,577	$21,846,561
Columbia Marsico Global Fund	3,354,931	3,166,426
Columbia Marsico International Opportunities Fund	535,477,403	745,513,937
Columbia Multi-Advisor International Equity Fund	1,009,801,507	1,145,630,239

Note 7. Redemption Fees

The Funds may impose a 2.00% redemption fee on the proceeds of fund shares that are redeemed within 60 days of purchase. The redemption fee is designed to offset brokerage commissions and other costs associated with short term trading of fund shares. The redemption fees, which are retained by the Funds, are accounted for as an addition to paid-in capital and are allocated to each class of the Funds based on the relative net assets at the time of the redemption. For the six month period ended August 31, 2009, the Funds assessed redemption fees as follows:

	Redemption Fee
	Class A	Class B	Class C	Class R	Class Z
Columbia Global Value Fund	$297	$143	$392	$—	$388
Columbia International Value Fund	7,579	440	1,468	—	24,685
Columbia Marsico Global Fund	—	—	—	—	—
Columbia Marsico International Opportunities Fund	5,117	399	996	64	21,108
Columbia Multi-Advisor International Equity Fund	546	33	43	4	35,318

Note 8. Regulatory Settlements

As of August 31, 2009, Columbia International Value Fund and Columbia Multi-Advisor International Equity Fund had received payments of $417,242 and $4,074,606, respectively, relating to certain regulatory settlements with third parties that each of these Funds had participated in during the period. The payments have been included in "Increase from regulatory settlements" on the Statements of Changes in Net Assets.

Note 9. Line of Credit

The Funds and other affiliated funds participate in a $280,000,000 committed, unsecured revolving line of credit provided by State Street. The maximum amount that may be borrowed by any fund is limited to the lesser of $200,000,000 and the Fund's borrowing limit set forth in the Fund's registration statement. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 0.50% or the overnight LIBOR Rate plus 0.50%. In addition, an annual operations agency fee of $20,000, an amendment fee of 0.02% and a commitment fee of 0.12% per annum are accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended August 31, 2009, the average daily loan balance outstanding on days where borrowing

International/Global Stock Funds, August 31, 2009 (Unaudited)

existed and the weighted average interest rate of each Fund that borrowed were as follows:

	Average Daily Loan Balance Outstanding on Days Were Borrowing Existed	Weighted Average Interest Rate
Columbia Global Value Fund	$1,220,000	0.307%
Columbia Multi-Advisor International Equity Fund	3,500,000	0.769

Note 10. Shares of Beneficial Interest

As of August 31, 2009, the Funds had shareholders whose shares were beneficially owned by participant accounts over which BOA and/or any of its affiliates had either sole or joint investment discretion. The percentages of shares of beneficial interest outstanding held therein are as follows:

% of Shares Outstanding Held
Columbia Global Value Fund	34.7
Columbia International Value Fund	37.6
Columbia Marsico Global Fund	75.0
Columbia Marsico International Opportunities Fund	48.9
Columbia Multi-Advisor International Equity Fund	73.7

As of August 31, 2009, the Funds had shareholders that held greater than 5% of the shares outstanding of a Fund, over which BOA and/or any of its affiliates did not have investment discretion. The number of accounts and the percentages of shares of beneficial interest outstanding held therein are as follows:

	Number of Shareholders	% of Shares Outstanding Held
Columbia Global Value Fund	1	5.3
Columbia International Value Fund	1	17.0
Columbia Marsico International Opportunities Fund	1	5.9
Columbia Multi-Advisor International Equity Fund	1	7.9

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Funds.

Note 11. Significant Risks and Contingencies

Foreign Securities Risk

There are certain additional risks involved when investing in foreign securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Legal Proceedings

Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (collectively, the "Columbia Group") are subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG

International/Global Stock Funds, August 31, 2009 (Unaudited)

Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the Columbia Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $375 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires Columbia Management Advisors, LLC and its affiliates to reduce management fees for certain funds in the Columbia family of mutual funds in a projected total of $160 million over five years through November 30, 2009 and to make certain disclosures to investors relating to expenses. In connection with the Columbia Group providing services to the Columbia Funds, the Columbia Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Pursuant to the SEC Order and related procedures, the $375 million in settlement amounts described above, of which approximately $90 million has been earmarked for certain Columbia Funds and their shareholders, is being distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC on December 27, 2007. Distributions under the distribution plan began in mid-June 2008.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (now known as Columbia Management Distributors, Inc.) (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases. On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Note 12. Subsequent Events

On October 15, 2009 the committed line of credit discussed in Note 9 was renewed on amended terms. Pursuant to the amended terms, interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. In addition, a commitment fee of 0.15% per annum is accrued and apportioned among the participating funds pro rata based on their relative net assets. The annual operations agency fee of $20,000 was waived.

Bank of America Corporation, the indirect parent company of Columbia, entered into an agreement dated September 29, 2009 to sell a portion of the asset management business of Columbia Management Group, LLC to Ameriprise Financial, Inc. The transaction ("Transaction") includes a sale of the part of the asset management business that advises long-term mutual funds, including the Funds. The Transaction is subject to certain approvals and other conditions to closing, and is currently expected to close in the spring of 2010.

Columbia Funds Master Investment Trust, LLC

Columbia International Value Master Portfolio Semiannual Report (Unaudited)

August 31, 2009

The following pages should be read in conjunction with Columbia International Value Fund's Semiannual Report.

Investment Portfolio – Columbia International Value Master Portfolio

August 31, 2009 (Unaudited)

Common Stocks – 97.2%
	Shares	Value ($)
Consumer Discretionary – 6.6%
Automobiles – 0.8%
Nissan Motor Co., Ltd.	1,330,900	9,296,991
Renault SA (a)	125,200	5,635,880
Automobiles Total		14,932,871
Household Durables – 1.3%
Sony Corp.	897,900	24,268,872
Household Durables Total		24,268,872
Media – 1.6%
British Sky Broadcasting Group PLC	1,083,100	9,588,449
ITV PLC	27,185,276	21,495,420
Media Total		31,083,869
Multiline Retail – 1.5%
Marks & Spencer Group PLC, ADR	2,485,740	27,532,553
Multiline Retail Total		27,532,553
Specialty Retail – 1.4%
Kingfisher PLC	7,819,700	26,838,353
Specialty Retail Total		26,838,353
Consumer Discretionary Total		124,656,518
Consumer Staples – 9.4%
Food & Staples Retailing – 6.7%
Carrefour SA	891,160	41,961,666
J Sainsbury PLC	2,871,400	15,237,096
Koninklijke Ahold NV	2,496,732	29,246,568
Seven & I Holdings Co., Ltd.	504,000	12,186,996
Wm. Morrison Supermarkets PLC	6,214,365	28,041,251
Food & Staples Retailing Total		126,673,577
Food Products – 1.9%
Unilever NV	1,288,649	36,015,185
Food Products Total		36,015,185
Tobacco – 0.8%
Japan Tobacco, Inc.	5,237	15,190,396
Tobacco Total		15,190,396
Consumer Staples Total		177,879,158
Energy – 3.1%
Oil, Gas & Consumable Fuels – 3.1%
BP PLC	3,064,170	26,374,253
ENI SpA	1,359,347	32,232,471
Oil, Gas & Consumable Fuels Total		58,606,724
Energy Total		58,606,724

	Shares	Value ($)
Financials – 19.3%
Commercial Banks – 11.5%
Barclays PLC (a)	4,818,407	29,533,329
Chuo Mitsui Trust Holdings, Inc.	1,436,000	6,049,565
Credit Agricole SA	956,132	17,709,574
HSBC Holdings PLC	2,805,062	30,645,956
Intesa Sanpaolo SpA (a)	8,435,186	36,550,115
Mitsubishi UFJ Financial Group, Inc.	4,958,431	31,652,961
Mizuho Financial Group, Inc.	11,539,600	28,275,430
Natixis (a)	3,977,546	18,127,317
Royal Bank of Scotland Group PLC (a)	1,097,466	1,027,093
Royal Bank of Scotland Group PLC, ADR (a)	20,467	377,616
San-In Godo Bank Ltd.	233,000	2,153,466
Sumitomo Mitsui Financial Group, Inc.	250,100	10,778,087
Yamaguchi Financial Group, Inc.	425,000	4,882,590
Commercial Banks Total		217,763,099
Consumer Finance – 0.6%
Aiful Corp.	1,093,100	3,265,790
Takefuji Corp.	1,689,230	8,641,306
Consumer Finance Total		11,907,096
Insurance – 7.2%
Aegon NV (a)	5,311,757	40,001,232
Mitsui Sumitomo Insurance Group Holdings, Inc.	1,373,000	38,733,208
Sompo Japan Insurance, Inc.	832,000	5,677,807
Swiss Reinsurance Co., Ltd., Registered Shares	208,600	9,617,388
Tokio Marine Holdings, Inc.	1,021,900	30,420,881
XL Capital Ltd., Class A	687,319	11,924,985
Insurance Total		136,375,501
Financials Total		366,045,696
Health Care – 12.2%
Pharmaceuticals – 12.2%
AstraZeneca PLC	991,685	45,694,319
Daiichi Sankyo Co., Ltd.	852,600	18,188,189
GlaxoSmithKline PLC	2,198,848	43,044,795
Ono Pharmaceutical Co., Ltd.	730,800	35,892,058
Sanofi-Aventis SA	869,886	59,011,254
Taisho Pharmaceutical Co., Ltd.	382,000	7,500,419
Takeda Pharmaceutical Co., Ltd.	565,400	22,786,137
Pharmaceuticals Total		232,117,171
Health Care Total		232,117,171

See Accompanying Notes to Financial Statements.

Columbia International Value Master Portfolio

August 31, 2009 (Unaudited)

Common Stocks (continued)
	Shares	Value ($)
Industrials – 1.7%
Air Freight & Logistics – 0.2%
Deutsche Post AG, Registered Shares	225,000	3,882,008
Air Freight & Logistics Total		3,882,008
Commercial Services & Supplies – 1.5%
Contax Participacoes SA, ADR	2,571,105	5,121,641
Dai Nippon Printing Co., Ltd.	1,555,000	22,710,854
Commercial Services & Supplies Total		27,832,495
Industrials Total		31,714,503
Information Technology – 16.6%
Communications Equipment – 5.4%
Alcatel-Lucent (a)	9,071,300	34,462,214
Nokia Oyj	2,667,165	37,089,364
Telefonaktiebolaget LM Ericsson, Class B	3,292,968	31,502,802
Communications Equipment Total		103,054,380
Computers & Peripherals – 0.7%
NEC Corp. (a)	3,879,000	14,006,921
Computers & Peripherals Total		14,006,921
Electronic Equipment, Instruments & Components – 3.6%
FUJIFILM Holdings Corp.	693,405	20,679,193
Hitachi Ltd.	3,889,000	13,708,673
TDK Corp.	185,000	10,756,045
Tyco Electronics Ltd.	1,038,543	23,699,551
Electronic Equipment, Instruments & Components Total		68,843,462
Office Electronics – 1.6%
Canon, Inc.	792,700	30,413,101
Office Electronics Total		30,413,101
Semiconductors & Semiconductor Equipment – 5.3%
Infineon Technologies AG (a)	2,525,713	13,270,453
Rohm Co., Ltd.	551,500	37,161,795
STMicroelectronics NV	4,215,100	36,480,168
United Microelectronics Corp. (a)	30,745,817	12,609,740
Semiconductors & Semiconductor Equipment Total		99,522,156
Information Technology Total		315,840,020
Materials – 4.2%
Chemicals – 3.8%
Akzo Nobel NV	564,100	31,947,430
BASF SE	787,700	41,093,267
Chemicals Total		73,040,697

	Shares	Value ($)
Construction Materials – 0.4%
Italcementi SpA	890,500	6,893,749
Construction Materials Total		6,893,749
Materials Total		79,934,446
Telecommunication Services – 21.1%
Diversified Telecommunication Services – 18.5%
Brasil Telecom Participacoes SA, ADR	232,523	10,124,051
Deutsche Telekom AG, Registered Shares	3,845,600	51,133,533
France Telecom SA	1,403,318	35,689,255
KT Corp., ADR	286,131	4,455,060
Nippon Telegraph & Telephone Corp.	942,500	42,136,486
Portugal Telecom SGPS SA, ADR	5,584,476	57,743,482
Swisscom AG, ADR	688,200	23,833,192
Tele Norte Leste Participacoes SA, ADR	691,100	11,016,134
Telecom Corp. of New Zealand Ltd., ADR	1,486,604	13,870,015
Telecom Italia SpA	16,491,810	26,645,263
Telecom Italia SpA, Savings Shares	14,468,410	16,386,102
Telefonica SA, ADR	362,381	27,461,232
Telefonos de Mexico SA de CV, ADR, Class L	1,158,962	21,545,104
Telmex Internacional SAB de CV, ADR	667,004	8,591,011
Diversified Telecommunication Services Total		350,629,920
Wireless Telecommunication Services – 2.6%
SK Telecom Co., Ltd.	160,077	22,430,519
SK Telecom Co., Ltd., ADR	617,639	9,610,463
Telemig Celular Participacoes SA	20,203	1,251,980
Tim Participacoes SA, ADR	127,738	2,715,710
Vivo Participacoes SA, ADR	172,874	3,934,612
Vodafone Group PLC	4,540,000	9,786,422
Wireless Telecommunication Services Total		49,729,706
Telecommunication Services Total		400,359,626

See Accompanying Notes to Financial Statements.

Columbia International Value Master Portfolio

August 31, 2009 (Unaudited)

Common Stocks (continued)
	Shares	Value ($)
Utilities – 3.0%
Electric Utilities – 3.0%
Centrais Electricas Brasileiras SA, ADR	2,887,067	41,544,894
Korea Electric Power Corp., ADR (a)	1,294,050	15,981,518
Electric Utilities Total		57,526,412
Utilities Total		57,526,412
Total Common Stocks (cost of $2,256,428,210)		1,844,680,274
	Par ($)
Short-Term Obligation – 2.2%
Repurchase agreement with Fixed Income Clearing Corp., dated 08/31/09, due 09/01/09 at 0.130%, collateralized by a U.S. Government Agency obligation maturing 07/17/15, market value $42,350,600 (repurchase proceeds $41,519,150)	41,519,000	41,519,000
Total Short-Term Obligation (cost of $41,519,000)		41,519,000
Total Investments – 99.4% (cost of $2,297,947,210) (b)		1,886,199,274
Other Assets & Liabilities, Net – 0.6%		11,880,736
Net Assets – 100.0%		1,898,080,010

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Cost for federal income tax purposes is $2,297,947,210.

The following table summarizes the inputs used, as of August 31, 2009 in valuing the Master Portfolio's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$27,532,553	$97,123,965	$—	$124,656,518
Consumer Staples	—	177,879,158	—	177,879,158
Energy	—	58,606,724	—	58,606,724
Financials	12,302,601	353,743,095	—	366,045,696
Health Care	—	232,117,171	—	232,117,171
Industrials	5,121,641	26,592,862	—	31,714,503
Information Technology	23,699,551	292,140,469	—	315,840,020
Materials	—	79,934,446	—	79,934,446
Telecommunication Services	196,152,046	204,207,580	—	400,359,626
Utilities	57,526,412	—	—	57,526,412
Total Common Stocks	322,334,804	1,522,345,470	—	1,844,680,274
Total Short-Term Obligation	—	41,519,000	—	41,519,000
Total Investments	$322,334,804	$1,563,864,470	$—	$1,886,199,274

The Master Portfolio's assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

For more information on valuation inputs, and their aggregation into the levels used in the table above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The Master Portfolio was invested in the following countries at August 31, 2009.

Summary of Securities By Country	Value	% of Total Investments
Japan	$507,414,216	26.9
United Kingdom	315,216,906	16.7
France	212,597,159	11.3
Netherlands	173,690,584	9.2
Italy	118,707,700	6.3
Germany	109,379,260	5.8
Brazil	75,709,023	4.0
Portugal	57,743,482	3.1
Switzerland	57,150,131	3.0
South Korea	52,477,559	2.8
United States*	41,519,000	2.2
Finland	37,089,364	2.0
Sweden	31,502,802	1.7
Mexico	30,136,115	1.6
Spain	27,461,232	1.4
New Zealand	13,870,015	0.7
Taiwan	12,609,741	0.7
Bermuda	11,924,985	0.6
	$1,886,199,274	100.0

*  Includes short-term obligation.

  Certain securities are listed by country of underlying exposure but may trade predominantly on another exchange.

Acronym	Name
ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements.

Statement of Assets and Liabilities – Columbia International Value Master Portfolio
August 31, 2009 (Unaudited)

		($)
Assets	Investments, at identified cost	2,297,947,210
	Investments, at value	1,886,199,274
	Cash	753
	Foreign currency (cost of $80)	77
	Receivable for:
	Investments sold	12,684,128
	Dividends	4,771,097
	Interest	150
	Prepaid expenses	9,865
	Total Assets	1,903,665,344
Liabilities	Payable for:
	Investments purchased	4,066,570
	Investment advisory fee	1,211,045
	Administration fee	65,696
	Pricing and bookkeeping fees	15,911
	Trustees' fees	31,893
	Custody fee	160,650
	Other liabilities	33,569
	Total Liabilities	5,585,334
	Net Assets	1,898,080,010

See Accompanying Notes to Financial Statements.

Statement of Operations – Columbia International Value Master Portfolio
For the Six Months Ended August 31, 2009 (Unaudited)

		($)
Investment Income	Dividends	41,657,799
	Interest	16,273
	Foreign taxes withheld	(5,996,793)
	Total Investment Income	35,677,279
Expenses	Investment advisory fee	6,271,182
	Administration fee	324,607
	Pricing and bookkeeping fees	75,586
	Trustees' fees	16,180
	Custody fee	246,101
	Other expenses	66,771
	Expenses before interest expense	7,000,427
	Interest expense	53
	Total Expenses	7,000,480
	Custody earnings credit	(3)
	Net Expenses	7,000,477
	Net Investment Income	28,676,802
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	Net realized loss on:
	Investments	(157,994,844)
	Foreign currency transactions	(9,351)
	Net realized loss	(158,004,195)
	Net change in unrealized appreciation (depreciation) on:
	Investments	723,644,752
	Foreign currency translations	158,671
	Net change in unrealized appreciation (depreciation)	723,803,423
	Net Gain	565,799,228
	Net Increase Resulting from Operations	594,476,030

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets – Columbia International Value Master Portfolio

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended August 31, 2009 ($)	Year Ended February 28, 2009 ($)
Operations	Net investment income	28,676,802	89,138,505
	Net realized loss on investments and foreign currency transactions	(158,004,195)	(141,329)
	Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	723,803,423	(1,226,863,915)
	Net Increase (Decrease) Resulting from Operations	594,476,030	(1,137,866,739)
	Contributions	286,054,728	430,376,554
	Withdrawals	(333,158,031)	(1,334,632,286)
	Increase from regulatory settlements	494,889	—
	Total Increase (Decrease) in Net Assets	547,867,616	(2,042,122,471)
Net Assets	Beginning of period	1,350,212,394	3,392,334,865
	End of period	1,898,080,010	1,350,212,394

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia International Value Master Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 28,	Period Ended February 29,		Year Ended March 31,
	2009		2009	2008 (a)		2007	2006	2005	2004
Total return	47.51	%(b)	(42.12)%	(6.79	)%(b)	20.95%	24.88%	13.85%	79.88%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (c)	0.89	%(d)	0.84%	0.81	%(d)	0.80%	0.80%	0.86%	0.90%
Interest expense (e)	—	%(d)	—	—	%(d)	—	—	—	—
Net expenses (c)	0.89	%(d)	0.84%	0.81	%(d)	0.80%	0.80%	0.86%	0.90%
Waiver/Reimbursement	—		—	—		—	—	0.05%	0.06%
Net investment income (c)	3.63	%(d)	3.58%	3.27	%(d)	1.66%	1.88%	1.57%	1.34%
Portfolio turnover rate	12	%(b)	5%	24	%(b)	19%	20%	21%	15%

(a)  The Master Portfolio changed its fiscal year end from March 31 to February 29. Per share data and total return reflects activity from April 1, 2007 through February 29, 2008.

(b)  Not annualized.

(c)  The benefits derived from custody credits had an impact of less than 0.01%.

(d)  Annualized.

(e)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Notes to Financial Statements – Columbia International Value Master Portfolio

August 31, 2009 (Unaudited)

Note 1. Organization

Columbia Funds Master Investment Trust, LLC (the "Master Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Information presented in these financial statements pertains to Columbia International Value Master Portfolio (the "Master Portfolio").

The following investors were invested in the Master Portfolio at August 31, 2009:

Columbia International Value Master Portfolio:*
Columbia International Value Fund (the "Feeder Fund")	85.4%
Banc of America Capital Management Funds VII, LLC—International Value Fund	14.6%

*  The Master Portfolio serves as a master portfolio for Columbia International Value Fund, which operates as a feeder fund in a master/feeder structure.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through October 22, 2009, the date the financial statements were issued, and except as disclosed in Note 10, noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Master Portfolio in the preparation of its financial statements.

Security Valuation

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Master Portfolio's shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Master Portfolio's net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

The Master Portfolio may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use

Columbia International Value Master Portfolio, August 31, 2009 (Unaudited)

assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Various inputs are used to determine the value of the Master Portfolio's investments. Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Master Portfolio may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC ("Columbia"), the Master Portfolio's investment advisor, has determined are creditworthy. The Master Portfolio, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Master Portfolio's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Master Portfolio seeks to assert its rights.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale at the issuer's expense either upon demand by the Master Portfolio or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Master Portfolio will not incur any registration costs upon such resale.

Foreign Currency Transactions and Translations

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Master Portfolio does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments on the Statement of Operations.

Columbia International Value Master Portfolio, August 31, 2009 (Unaudited)

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Corporate actions and dividend income are recorded on the ex-date except for certain foreign securities which are recorded as soon after the ex-date as the Master Portfolio becomes aware of such, net of any non-reclaimable tax withholdings.

Each investor in the Master Portfolio is treated as an owner of its proportionate share of the net assets, income, expenses, realized and unrealized gains (losses) of the Master Portfolio.

Federal Income Tax Status

The Master Portfolio is treated as a partnership for federal income tax purposes and therefore is not subject to federal income tax. Each investor in the Master Portfolio will be subject to taxation on its allocated share of the Master Portfolio's ordinary income and capital gains.

The Master Portfolio's assets, income and distributions will be managed in such a way that the Feeder Fund will be able to continue to qualify as a registered investment company by investing its assets through its Master Portfolio.

The Master Portfolio may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Master Portfolio will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the market in which it invests.

Indemnification

In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Master Portfolio's maximum exposure under these arrangements is unknown because this would involve future claims against the Master Portfolio. Also, under the Master Trust's organizational documents and by contract, the Trustees and officers of the Master Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Master Trust. However, based on experience, the Master Portfolio expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

Unrealized appreciation and depreciation at August 31, 2009, based on cost of investments for federal income tax purposes were:

Unrealized appreciation	$224,671,344
Unrealized depreciation	(636,419,280)
Net unrealized depreciation	$(411,747,936)

Management is required to determine whether a tax position of the Master Portfolio is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Master Portfolio is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Master Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory services to the Master Portfolio. Columbia receives a monthly

Columbia International Value Master Portfolio, August 31, 2009 (Unaudited)

investment advisory fee based on the average daily net assets of the Master Portfolio at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $500 million	0.85%
$500 million to $1 billion	0.80%
$1 billion to $1.5 billion	0.75%
$1.5 billion to $3 billion	0.70%
$3 billion to $6 billion	0.68%
Over $6 billion	0.66%

For the six month period ended August 31, 2009, the annualized effective investment advisory fee rate for the Master Portfolio was 0.79% of the Master Portfolio's average daily net assets.

Sub-Advisory Fee

Brandes Investment Partners, L.P. ("Brandes") has been retained by Columbia to serve as the investment sub-advisor to the Master Portfolio. As the sub-advisor, and subject to the oversight of Columbia and the Master Portfolio's Board of Trustees, Brandes is responsible for the daily investment operations, including placing all orders for the purchase and sale of the portfolio securities for the Master Portfolio. Columbia, from the investment advisory fee it receives, pays Brandes a monthly sub-advisory fee.

Administration Fee

Columbia provides administrative and other services to the Master Portfolio for a monthly administration fee at the annual rate of 0.05% of the Master Portfolio's average daily net assets less the fees payable by the Master Portfolio as described under the Pricing and Bookkeeping Fees note below.

Pricing and Bookkeeping Fees

The Master Portfolio has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Master Portfolio. The Master Portfolio has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Master Portfolio. Under the State Street Agreements, the Master Portfolio pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Master Portfolio for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Master Portfolio also reimburses State Street for certain out-of-pocket expenses and charges.

The Master Portfolio has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Master Portfolio expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Master Portfolio reimburses Columbia for out-of-pocket expenses.

Expense Limits and Fee Waivers

Columbia and/or some of the Master Portfolio's other service providers have voluntarily agreed to waive fees and/or reimburse the Master Portfolio for certain expenses so that the Master Portfolio's ordinary operating expenses (excluding any brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) after giving effect to any balance credits from the Master Portfolio's custodian, will not exceed the annual rate of 0.90% of the Master Portfolio's average daily net assets. This arrangement may be modified or terminated by Columbia at any time.

Fees Paid to Officers and Trustees

All officers of the Master Portfolio are employees of Columbia or its affiliates and receive no compensation from the Master Portfolio. The Board of Trustees has appointed a Chief Compliance Officer to the Master Portfolio in accordance with federal securities regulations.

The Master Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Master Portfolio's assets. Income earned on the plan participant's deferral account is based on the rate

Columbia International Value Master Portfolio, August 31, 2009 (Unaudited)

of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, a portfolio of Columbia Funds Series Trust. The expense for the deferred compensation plan, which includes trustees' fees deferred during the current period as well as any gains or losses on the trustees' deferred compensation balances as a result of market fluctuations, is included in "Trustees' fees" on the Statement of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" on the Statement of Assets and Liabilities.

Other Related Party Transactions

In connection with the purchase and sale of their securities during the period, the Master Portfolio used several brokers that are affiliates of BOA. Total brokerage commissions paid to affiliated brokers for the six month period ended August 31, 2009 was $13,345.

Note 5. Custody Credits

The Master Portfolio has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Master Portfolio could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the six month period ended August 31, 2009, these custody credits reduced total expenses by $3 for the Master Portfolio.

Note 6. Portfolio Information

For the six month period ended August 31, 2009, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, for the Master Portfolio were $189,380,528 and $240,198,527, respectively.

Note 7. Regulatory Settlements

As of August 31, 2009, the Master Portfolio had received payments of $494,889 relating to certain regulatory settlements with third parties that the Master Portfolio has participated in during the period. The payments have been included in "Increase from regulatory settlements" on the Statement of Changes in Net Assets.

Note 8. Line of Credit

The Master Portfolio and other affiliated funds participate in a $280,000,000 committed, unsecured revolving line of credit provided by State Street. The maximum amount that may be borrowed by any fund is limited to the lesser of $200,000,000 and the Master Portfolio's borrowing limit set forth in the Master Portfolio's registration statement. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the Master Portfolio's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 0.50% or the overnight LIBOR Rate plus 0.50%. In addition, an annual operations agency fee of $20,000, an amendment fee of 0.02% and a commitment fee of 0.12% per annum are accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended August 31, 2009, the average daily loan balance outstanding on days where borrowing existed was $1,150,000 at a weighted average interest rate of 0.83%

Note 9. Significant Risks and Contingencies

Foreign Securities Risk

There are certain additional risks involved when investing in foreign securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Legal Proceedings

Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (collectively, the "Columbia Group") are subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement")

Columbia International Value Master Portfolio, August 31, 2009 (Unaudited)

and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the Columbia Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $375 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires Columbia Management Advisors, LLC and its affiliates to reduce management fees for certain funds in the Columbia family of mutual funds in a projected total of $160 million over five years through November 30, 2009 and to make certain disclosures to investors relating to expenses. In connection with the Columbia Group providing services to the Columbia Funds, the Columbia Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Pursuant to the SEC Order and related procedures, the $375 million in settlement amounts described above, of which approximately $90 million has been earmarked for certain Columbia Funds and their shareholders, is being distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC on December 27, 2007. Distributions under the distribution plan began in mid-June 2008.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (now known as Columbia Management Distributors, Inc.) (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases. On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Note 10. Subsequent Events

On October 15, 2009 the committed line of credit discussed in Note 8 was renewed on amended terms. Pursuant to the amended terms, interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. In addition, a commitment fee of 0.15% per annum is accrued and apportioned among the participating funds pro rata based on their relative net assets. The annual operations agency fee of $20,000 was waived.

Bank of America Corporation, the indirect parent company of Columbia, entered into an agreement dated September 29, 2009 to sell a portion of the asset management business of Columbia Management Group, LLC to Ameriprise Financial, Inc. The transaction ("Transaction") includes a sale of the part of the asset management business that advises long-term mutual funds, including the Master Portfolio. The Transaction is subject to certain approvals and other conditions to closing, and is currently expected to close in the spring of 2010.

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Important Information About This Report

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of the International/Global Stock Funds listed on the front cover.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website, www.columbiamanagement.com.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about a fund, contact your Columbia Management representative or financial advisor or go to www.columbiamanagement.com.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Transfer Agent

Columbia Management Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081
1-800-345-6611

Distributor

Columbia Management
Distributors, Inc.
One Financial Center
Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC
100 Federal Street
Boston, MA 02110

Columbia Management®

One Financial Center
Boston, MA 02111-2621

PRSRT STD
U.S. Postage
PAID
Holliston, MA
Permit NO. 20

Columbia Management®

Columbia International/Global Stock Funds

Semiannual Report, August 31, 2009

©2009 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-44/23442-0809 (10/09) 09/90906

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)          The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have not been any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, since those procedures were last disclosed in response to requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A) or this Item.

Item 11. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable at this time.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Master Investment Trust LLC

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	October 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	October 23, 2009

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	October 23, 2009